Pinnacle V

As filed with the Securities and Exchange Commission on April 24, 2009

Registration Nos. 033-51126 and 811-07132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 26	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 28	☒

(Check appropriate box or boxes)

Separate Account II of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  Pinnacle V Flexible Premium Variable Annuity

Pinnacle V Variable Annuity

May 1, 2009

National Integrity Life Insurance Company

Separate Account II

This prospectus describes the Pinnacle V flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

Columbia Funds Variable Insurance Trust, Class B	PIMCO Variable Insurance Trust, Advisor Class
Columbia Mid Cap Value Fund, Variable Series	PIMCO VIT All Asset Portfolio
Columbia Small Cap Value Fund, Variable Series	PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
DWS Investments VIT Fund, Class B	PIMCO VIT Real Return Portfolio
DWS Small Cap Index VIP	PIMCO VIT Total Return Portfolio

Fidelity® Variable Insurance Products,	Rydex Variable Trust
Service Class 2	Rydex VT All-Cap Opportunity Fund
Fidelity VIP Asset ManagerSM Portfolio	Rydex VT Alternative Strategies Allocation Fund
Fidelity VIP Balanced Portfolio	Rydex VT Managed Futures Strategy Fund
Fidelity VIP Contrafund® Portfolio	Rydex VT Multi-Hedge Strategies Fund
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Equity-Income Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Freedom 2010 Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Freedom 2015 Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Freedom 2020 Portfolio	Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Freedom 2025 Portfolio	Touchstone VST Mid Cap Growth Fund
Fidelity VIP Freedom 2030 Portfolio	Touchstone VST Money Market Fund
Fidelity VIP Growth Portfolio	Touchstone VST Third Avenue Value Fund
Fidelity VIP Growth & Income Portfolio	Touchstone VST Aggressive ETF Fund
Fidelity VIP Growth Opportunities Portfolio	Touchstone VST Conservative ETF Fund
Fidelity VIP High Income Portfolio	Touchstone VST Enhanced ETF Fund
Fidelity VIP Index 500 Portfolio	Touchstone VST Moderate ETF Fund
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio	Van Kampen Life Investment Trust and Universal
Fidelity VIP Overseas Portfolio	Institutional Funds, Class II
Fidelity VIP Value Strategies Portfolio	Van Kampen LIT Capital Growth Portfolio
Van Kampen LIT Comstock Portfolio
Franklin Templeton VIP Trust, Class 2	Van Kampen’s UIF Emerging Markets Debt Portfolio
FTVIPT Franklin Growth and Income Securities Fund	Van Kampen’s UIF Emerging Markets Equity Portfolio
FTVIPT Franklin Income Securities Fund	Van Kampen’s UIF U.S. Mid Cap Value Portfolio
FTVIPT Franklin Large Cap Growth Securities Fund	Van Kampen’s UIF U.S. Real Estate Portfolio
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund	Fixed Accounts
FTVIPT Templeton Foreign Securities Fund	Guaranteed Rate Options
FTVIPT Templeton Growth Securities Fund	Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

P5N-1

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2009, has been filed with the Securities and Exchange Commission (file numbers 811-07132 and 033-51126).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of Barclays Global Investors, N.A. (BGI).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BGI’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI.  National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI.  BGI makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the National Integrity Pinnacle V (May 1, 2009) tear off this section and mail it to us at the Administrative Office listed in the glossary.

Name:	Address

Phone:

P5N-2

TABLE OF CONTENTS

Page P5N-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	11
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	12
Account Value and Surrender Value	12
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Part 2 - National Integrity and the Separate Account	13
National Integrity Life Insurance Company	13
Separate Account II and the Variable Account Options	13
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 - Your Investment Options	14
The Variable Account Options	14
The Fixed Accounts	23
Part 4 - Deductions and Charges	25
Mortality and Expense Risk Charge	25
Annual Administrative Charge	25
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	26
Reduction or Elimination of the Withdrawal Charge	26
Disability Waiver	26
Commission Allowance and Additional Payments to Distributors	27
Optional Benefit Charge	27
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 - Terms of Your Variable Annuity	28
Your Contributions	28
Units in Our Separate Account	28
How We Determine Unit Value	29
Transfers	29
Excessive Trading	30
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	33
Distribution on Death of Owner	34
Spousal Continuation	35
Death Claims	35
Maximum Retirement Date and Annuity Benefit	35
Annuity Benefit Payments	36
Timing of Payment	36
How You Make Requests and Give Instructions	37

P5N-3

Part 6 - Optional Benefit	37
Guaranteed Lifetime Income Advantage Rider	37
Part 7 - Voting Rights	44
How Portfolio Shares Are Voted	44
How We Determine Your Voting Shares	44
Separate Account Voting Rights	44
Part 8 - Tax Aspects of the Contract	45
Introduction	45
Your Contract is an Annuity	45
Taxation of Annuities Generally	45
Taxation of Living Benefits	46
Tax-Favored Retirement Programs	46
Federal and State Income Tax Withholding	47
Impact of Taxes on the Company	47
Transfers Among Investment Options	47
Part 9 - Additional Information	47
Systematic Withdrawal Program	47
Income Plus Withdrawal Program	48
Choices Plus Required Minimum Distribution Program	48
Dollar Cost Averaging Program	48
Systematic Transfer Program	49
Customized Asset Rebalancing Program	49
Systematic Contributions Program	50
Legal Proceedings	50
Table of Contents of Statement of Additional Information	50
Part 10 — Prior Contracts	50
Guaranteed Minimum Withdrawal Benefit (Available from Sep. 10, 2007 to Feb. 25, 2008)	51
Guaranteed Return Plus (Available from November 6, 2006 to November 24, 2008)	58
Pinnacle IV (Contracts issued from January 2, 2002 to May 1, 2007)	60
Pinnacle I, II and III (Contracts issued prior to January 2, 2002)	60
Appendices	63
Appendix A - Financial Information for Separate Account II of National Integrity	63
Appendix B - Illustration of a Market Value Adjustment	88
Appendix C - Parties to the Contract and Guide to Spousal Continuation	92
Appendix D - Illustration of Guaranteed Lifetime Income Advantage	94

P5N-4

GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924.  You may also call us at 1-800-433-1778.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that provides a guaranteed minimum value will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Rider.

Guaranteed Rate Option (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

Guarantee Period - the length of time from the date of your contribution into a GRO, until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

P5N-5

Portfolio - a mutual fund in which a Variable Account Option invests.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account II of National Integrity Life Insurance Company.  Its assets are segregated by National Integrity and invested in Variable Account Options.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six-month or one-year period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

P5N-6

Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract. (1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted. (2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions (3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) (4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge (5)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (6)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge (7)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge (7)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses (8)	3.15%	2.70%

(1) Expenses for prior versions of the contract, if different, are located in Part 10, Prior Contracts.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(8) You may elect only one of the optional benefits.  Therefore the highest possible total separate account annual expenses reflect the election of the optional benefit that carries the highest cost.

P5N-7

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.  The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 2.44%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VIT Mid Cap Value, Class B(1)	0.70%	0.25%	0.51%	N/A	1.46%	1.25%
Columbia VIT Small Cap Value, Class B(2)	0.80%	0.25%	0.09%	N/A	1.14%	1.10%
DWS Small Cap Index VIP, Class B (3)	0.35%	0.25%	0.15%	N/A	0.75%	0.75%
Fidelity VIP Asset Manager, Service Class 2 (4)	0.51%	0.25%	0.14%	N/A	0.90%	0.89%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.15%	N/A	0.81%	0.80%
Fidelity VIP Contrafund, Service Class 2 (5)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.36%	N/A	1.32%	1.25%
Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (4), (6)	0.56%	0.25%	0.31%	N/A	1.12%	1.09%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.11%	N/A	0.82%	0.82%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%	0.81%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.58%	0.83%	0.83%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.63%	0.88%	0.88%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.67%	0.92%	0.92%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.12%	N/A	0.93%	0.92%
Fidelity VIP Growth & Income, Service Class 2	0.46%	0.25%	0.13%	N/A	0.84%	0.84%
Fidelity VIP Growth Opportunities, Service Class 2	0.56%	0.25%	0.16%	N/A	0.97%	0.97%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.14%	N/A	0.96%	0.96%
Fidelity VIP Index 500, Service Class 2 (7)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.10%	N/A	0.67%	0.67%
Fidelity VIP Mid Cap, Service Class 2 (5)	0.56%	0.25%	0.12%	N/A	0.93%	0.92%
Fidelity VIP Overseas, Service Class 2 (5)	0.71%	0.25%	0.16%	N/A	1.12%	1.09%
Fidelity VIP Value Strategies, Service Class 2 (4)	0.56%	0.25%	0.18%	N/A	0.99%	0.98%
FTVIPT Franklin Growth and Income Securities, Class 2 (8)	0.50%	0.25%	0.05%	N/A	0.80%	0.80%
FTVIPT Franklin Income Securities, Class 2 (8)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (8)	0.73%	0.25%	0.04%	N/A	1.02%	1.02%
FTVIPT Franklin Small Cap Value Securities, Class 2 (9)	0.52%	0.25%	0.16%	0.01%	0.94%	0.93%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.13%	N/A	0.98%	0.98%
FTVIPT Templeton Foreign Securities, Class 2 (9)	0.64%	0.25%	0.15%	0.02%	1.06%	1.04%
FTVIPT Templeton Growth Securities, Class 2 (8)	0.74%	0.25%	0.04%	N/A	1.03%	1.03%
PIMCO VIT All Asset, Advisor Class (10), (11)	0.425%	0.25%	0.00%	0.76%	1.435%	1.415%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (10), (12), (13)	0.74%	0.25%	0.17%	0.09%	1.25%	1.16%
PIMCO VIT Low Duration, Advisor Class (10), (12)	0.50%	0.25%	0.09%	N/A	0.84%	0.84%
PIMCO VIT Real Return, Advisor Class (10), (12)	0.50%	0.25%	0.05%	N/A	0.80%	0.80%
PIMCO VIT Total Return, Advisor Class (10), (12)	0.50%	0.25%	0.22%	N/A	0.97%	0.97%
Rydex VT All-Cap Opportunity	0.90%	0.00%	0.77%	N/A	1.67%	1.67%
Rydex VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.33%	1.33%	1.33%
Rydex VT Managed Futures Strategy (14)	1.13%	0.00%	1.31%	N/A	2.44%	2.21%

P5N-8

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Rydex VT Multi-Hedge Strategies	1.15%	0.00%	0.66%	0.16%	1.97%	1.97%
Touchstone VST Baron Small Cap Growth (15)	1.05%	0.25%	0.55%	N/A	1.85%	1.55%
Touchstone VST Core Bond (15), (16)	0.55%	0.25%	0.40%	0.01%	1.21%	1.01%
Touchstone VST High Yield (15), (16)	0.50%	0.25%	0.52%	0.01%	1.28%	1.06%
Touchstone VST Large Cap Core Equity (15)	0.65%	0.25%	0.34%	N/A	1.24%	1.00%
Touchstone VST Mid Cap Growth (15)	0.80%	0.25%	0.41%	N/A	1.46%	1.17%
Touchstone VST Money Market (15)	0.18%	0.25%	0.28%	N/A	0.71%	0.71%
Touchstone VST Third Avenue Value (15), (16)	0.80%	0.25%	0.32%	0.02%	1.39%	1.19%
Touchstone VST Aggressive ETF (15), (16), (17)	0.40%	0.25%	0.59%	0.21%	1.45%	0.96%
Touchstone VST Conservative ETF (15), (16), (17)	0.40%	0.25%	0.49%	0.20%	1.34%	0.95%
Touchstone VST Enhanced ETF (15), (16), (17)	0.40%	0.25%	0.41%	0.24%	1.30%	0.99%
Touchstone VST Moderate ETF (15), (16), (17)	0.40%	0.25%	0.32%	0.21%	1.18%	0.96%
Van Kampen LIT Capital Growth, Class II (18)	0.70%	0.25%	0.17%	N/A	1.12%	1.10%
Van Kampen LIT Comstock, Class II	0.56%	0.25%	0.04%	N/A	0.85%	0.85%
Van Kampen’s UIF Emerging Markets Debt, Class II(19), (20)	0.75%	0.35%	0.35%	N/A	1.45%	1.15%
Van Kampen’s UIF Emerging Markets Equity, Class II (19), (20)	1.21%	0.35%	0.41%	N/A	1.97%	1.65%
Van Kampen’s UIF U.S. Mid Cap Value, Class II (16), (19), (20)	0.72%	0.35%	0.29%	0.01%	1.37%	1.11%
Van Kampen’s UIF U.S. Real Estate, Class II (19), (20)	0.77%	0.35%	0.30%	N/A	1.42%	1.32%

(1) The distributor and/or the advisor has contractually agreed to waive fees and/or reimburse expenses so that the Portfolio’s ordinary operating expenses (excluding brokerage commissions, interest, taxes, 12b-1 fees and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 1.00% annually through April 30, 2010.

(2) The distributor and/or the advisor have voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.95% of the Portfolio’s average daily net assets.  In addition, the distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses applicable to the Class B shares, including distribution fees, exceed the annual rate of 1.10% of the class B shares’ average daily net assets.  These arrangements may be modified or terminated by the advisor and/or the distributor at any time.

(3) “Other Expenses” includes an administrative services fee paid to the Portfolio’s advisor in the amount of 0.10% of average daily net assets.

(4) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(5) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(6) The Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25% for Disciplined Small Cap and 1.10% for Dynamic Capital Appreciation.  This arrangement can be discontinued by the Portfolio’s manager at any time.

(7) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the Portfolio manager’s part.

(8) The Portfolio administration fee is paid indirectly through the management fee.

(9) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the Sweep Money Fund which is the “acquired fund” in this case) to the extent of the Portfolio’s fees and expenses of the acquired fund.  This reduction is required by the trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(10) “Management Fees” reflect advisory fees and supervisory and administrative fees payable by the Portfolio to PIMCO.

(11) Acquired Funds Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the underlying funds and upon the total annual operating expenses of the Institutional Class shares of these underlying funds.  Acquired Funds Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above.  PIMCO has contractually agreed, for the Portfolio’s current fiscal year end, to reduce its advisory fee to the extent that the underlying fund expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in underlying funds.  PIMCO may recoup this waiver in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  This expense reduction is implemented based on a calculation of underlying fund

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expenses attributable to management fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above and described herein.

(12) “Other Expenses” reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchasing agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments as an investment strategy.

(13)  PIMCO Cayman Commodity Portfolio I LTD (the Subsidiary) has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its net assets.  PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary.  This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(14) The Portfolio includes a subsidiary, which has entered into a separate advisory agreement with the advisor for the management of the subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee if receives from the Portfolio in an amount equal to the management fee paid to the advisor by the subsidiary.  This waiver will continue as long as the Portfolio invests in the subsidiary, and may not be terminated without the prior approval of the Portfolio’s board of trustees.

(15) The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses).  This expense limitation will remain in effect until at least April 30, 2010.  The advisor has no ability to recoup amounts waived or reimbursed.  Pursuant to this agreement, net expenses will not exceed the amount shown in the Total Annual Net Expenses column in the above table, less the amount of the Acquired Funds Fees and Expenses, if any.  For purposes of these waivers, the cost of Acquired Funds Fees and Expenses, if any, is excluded from the advisor’s waiver obligations.  In the case of the Touchstone VST Money Market Fund, net expenses will not exceed 0.75% of net assets.

 (16) The Portfolio may invest a portion of its assets in other funds (the “Acquired Funds”).  The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests.  “Acquired Funds Fees & Expenses” in the above table is an estimate of those expenses.  The estimate is based upon the average allocation of the Portfolio’s investment in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds for the fiscal year ended December 31, 2008.  Actual Acquired Funds expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

(17) The Total Annual Net Expense after waivers and reimbursements without acquired fund expenses would be 0.75%.

(18) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 1.10%.  This reimbursement is voluntary and can be discontinued at any time.

(19) Expenses reflect rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

(20)  The following caps are in effect: 1.35% for Emerging Markets Debt and U.S. Real Estate, 1.65% for the Emerging Markets Equity, and 1.15% for U.S. Mid Cap Value.  The advisor may terminate these voluntary caps at any time.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

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If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,313	$2,348	$3,395	$6,250

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$613	$1,848	$3,095	$6,250

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,145	$1,842	$2,548	$4,555

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$445	$1,342	$2,248	$4,555

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  The Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.”

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

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Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant; See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of the first joint owner.  If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required.  See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and in Internal Revenue Code of 1986, as amended (the Tax Code).

This contract is intended to offer only annuity and related benefits (including death benefits) to natural persons and their beneficiaries, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, Market Value Adjustments.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable.  See Part 4.

Your minimum Account Value is $1,000.  If the Account Value goes below $1,000 and we have received no contributions from you for three years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10-days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we’ll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Tax Code and the associated rules and regulations

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governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract can provide benefits under certain tax-favored retirement programs, such as IRAs; however, it provides no additional tax deferral benefit, as these programs already provide tax-deferral.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account II and the Variable Account Options

Separate Account II was established in 1992, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We will notify you if any change results in a material change in the underlying investments of a Variable Account Option.  We may:

•                  add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the

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committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios; or

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

PART 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option (also called subaccounts) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as the principal risks of investing, and more information about the Portfolio’s principal investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-433-1778.

Columbia Funds Variable Insurance Trust

Each Portfolio is a series of the Columbia Funds Variable Insurance Trust, which is a mutual fund registered with the SEC.  Columbia Management Advisors LLC is the investment advisor to each Portfolio and is located at 100 Federal Street, Boston, MA 02110.

Following is a summary of the investment objectives of the Columbia VIT Portfolios.  We cannot guarantee that these objectives will be met.  You should read each Columbia VIT Portfolio’s prospectus carefully before investing.

Columbia Mid Cap Value Fund, Variable Series

The Mid Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have a market capitalization in the range of the companies in the Russell Midcap Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

Columbia Small Cap Value Fund, Variable Series

The Small Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have a market capitalization in the range of the companies in the Russell 2000 Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

DWS Investments VIT Funds

The Portfolio is a series of the DWS Investment Variable Insurance Trust, which is registered as a mutual fund with the SEC.  The investment advisor for the DWS Investments VIP Funds is Deutsche Asset Management.

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Following is a summary of the investment objectives of the DWS Investments VIT Fund.  We cannot guarantee that these objectives will be met.  You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

DWS Small Cap Index VIP seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.  The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust, each of which is a mutual fund registered with the SEC.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc. (Strategic Advisers).  Both FMR and Strategic Advisers are registered investment advisors under the 1940 Act and are located at 82 Devonshire Street, Boston, MA 02109.

Below is a summary description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above average income-producing equity securities, which tends to lead to investment in stocks that have more “value” characteristics than “growth” characteristics.  FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index.  FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Dynamic Capital Appreciation Portfolio

The VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

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Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

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Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP Growth & Income Portfolio

The VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.  FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation.  FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Growth Opportunities Portfolio

The VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR manages the Portfolio to have overall interest rate risk similar to the Lehman Brothers® U.S. Aggregate Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index.  FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

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Fidelity VIP Value Strategies Portfolio

The VIP Value Strategies Portfolio seeks capital appreciation, investing primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential.  FMR focuses investments in medium sized companies, but also may invest substantially in larger or smaller companies.  FMR uses fundamental analysis to select investments.

Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Franklin Templeton Variable Insurance Products Trust, which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will be able to achieve its objective.  You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal.  The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally invests in both debt and equity securities.  The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return.  The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.  The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited.

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PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust, which is a mutual fund registered with the SEC.  Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio.  PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a fund will be able to achieve its objective.  You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio’s asset allocation sub-advisor.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.  The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.  The average Portfolio duration varies from 3-6 years.

Rydex Variable Trust

Each Portfolio is a series of the Rydex Variable Trust, which is a mutual fund registered with the SEC.  Rydex Investments is the investment advisor to each Portfolio.  The advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex VT Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Rydex VT Fund prospectus carefully before investing.

Rydex VT All-Cap Opportunity Fund

The Rydex All-Cap Opportunity Fund seeks long-term capital appreciation by moving its investments among different sectors or industries.  Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods.  The advisor then invests in the top ranked industries.

Rydex VT Alternative Strategies Allocation Fund

The Rydex Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

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Rydex VT Managed Futures Strategy Fund

The Rydex Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The advisor  will invest substantially all of the Portfolio’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

Rydex VT Multi-Hedge Strategies Fund

The Rydex Multi-Hedge Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.  The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Touchstone® Variable Series Trust

Each Portfolio is a series of the Touchstone Variable Series Trust, which is a mutual fund registered with the SEC.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a summary of the investment objectives of each Touchstone VST Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Baron Small Cap Growth Fund seeks long-term capital appreciation, by investing at least 80% of its assets in securities of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund.

Touchstone VST Core Bond Fund

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital Appreciation is a secondary goal.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor invests at least 65% of the Portfolio’s assets in investment grade debt securities, but may invest up to 35% of the assets in non-investment grade debt securities rated as low as B.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST High Yield Fund

The High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The sub-advisor invests at least 80% of the Portfolio’s assets in non-investment grade debt securities, generally issued by domestic corporations.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST Large Cap Core Equity Fund

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of companies with market capitalizations found within the Russell 1000 Index at the time of purchase.  The advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Verdedus Asset Management LLC is the sub-advisor for the fund.

Touchstone VST Mid Cap Growth Fund

The Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of mid cap companies, which are defined as companies having a market capitalization between $1.5 billion and $12 billion

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or within the range of market capitalizations represented in the Russell Midcap Index.  The sub-advisor may also invest in companies in the technology sector.  The fund is sub-advised by two separate management teams that use different style methodologies: Westfield Capital Management Company, L.P. uses a growth approach, investing in companies that have earnings the advisor believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates; and TCW Investment Management Company uses a value approach, investing in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two rating categories.  The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST Third Avenue Value Fund

The Third Avenue Value Fund seeks long-term capital appreciation by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount relative to what the sub-advisor believes is their liquid value.  The Portfolio is non-diversified.  The advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  Third Avenue Management LLC is the sub-advisor for fund.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each exchange-traded fund that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

As a result of market gains or losses by the underlying ETFs, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  The advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Verdedus Asset Management LLC is the advisor for the ETF funds.

Touchstone VST Aggressive ETF Fund

The Aggressive ETF Fund seeks capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize

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expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the Portfolio’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the Portfolio’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Enhanced ETF Fund seeks high capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the Portfolio’s assets in stocks and 40% in bonds.

Van Kampen LIT Portfolios

Each Portfolio is a series of the Van Kampen Life Insurance Trust, which is a mutual fund registered with the SEC.  Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Capital Growth Portfolio

The LIT Capital Growth Portfolio seeks capital appreciation.  Under normal market conditions, the adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of growth-oriented companies.

Van Kampen LIT Comstock Portfolio

The LIT Comstock Portfolio seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen’s Universal Institutional Funds, Inc. Portfolios

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF), which is a mutual fund registered with the SEC.  Morgan Stanley Investment Management Inc., which does business in certain instances as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of The Universal Institutional Funds, Inc.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen’s UIF Portfolio prospectus carefully before investing.

Van Kampen’s UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries

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that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen’s UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.  The advisor invests primarily in common stocks of companies traded on the United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.  The Portfolio may purchase stocks that typically do not pay dividends.  The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen’s UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  The advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

The Fixed Accounts

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act.  The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value, the Annuity Benefit and any guarantees offered under a Rider.  The non-unitized separate account supports the GROs.  We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account.  Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with Guarantee Periods of two, three, five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available from time to time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.  The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, which will never be less than 1%.

The value of a contribution to your GRO is called the GRO Value.  Assuming you haven’t transferred or withdrawn any amounts, the GRO Value will be the amount you contributed plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any

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enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.  You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We’ll notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option.  If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can’t be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period.  For example, if your mature GRO was for 10 years and when it matures, we don’t offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years.  You can’t renew a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early partial withdrawal, full surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies on a Distribution on Death of the owner before the end of the Guarantee Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant).  No MVA applies to partial withdrawals of the Free Withdrawal Amount or for partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period.  No MVA shall apply when partial withdrawals are taken to meet required minimum distributions under the Tax Code.  The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals and associated withdrawal charges, less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period, and

N is the number of whole months remaining in your GRO.

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If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.  See Appendix B for illustrations of the MVA.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected.  STOs are available for six months or one year.  All STO contributions must be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  Generally we do not allow transfers from the STO to a GRO, unless your contract expressly permits such transfers.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  The STO is available for new contributions only.  You cannot transfer from other Investment Options into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to the risk we take that Death Benefits are greater than anticipated, or annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits.  The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses.  A portion of the 1.55% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts.  We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management can’t be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

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Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, are withdrawn.  Please note however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected investment options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”  Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.

We will not deduct a withdrawal charge if:

•        we calculate the Death Benefits on the death of the Annuitant; or

•      you use the withdrawal to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued

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and indefinite duration.  We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the primary and the joint owner.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial Services, Inc., Cadaret, Grant & Co., Inc., Investacorp, Inc., LPL Financial Corporation, Nationwide Planning Associates, Inc., Securities America, Inc., Summit Equities, Inc., Stifel, Nicolaus and Company, Incorporated and Sterne, Agee & Leach, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charge

You may purchase the Rider offered with this contract, which provides optional benefits for an additional cost.  The additional cost of the Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

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Part 5 - Terms of Your Variable Annuity

Your Contributions

•	Minimum initial contribution	$ 1,000
•	Minimum additional contribution	$ 100
•	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
$ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.  Contributions will be accepted at any time up to eight years before your Maximum Retirement Date.

We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution did not meet our minimum additional contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Your contributions are invested in the Investment Options you select.  Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office.  Once received in good order, contributions allocated to Variable Account Options are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.  Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day.  Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options for additional contributions at any time by writing to the Administrative Office.  The request must indicate your contract number and the specific change, and you must sign the request.  When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

Changing your Investment Options for additional contributions does not change your current allocation or your allocations used for rebalancing your portfolio, if any.  You must provide specific instructions if you wish to change your current allocations or rebalancing allocations.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

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How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•

First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•	Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•	Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•	Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•

Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•	The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.
•	Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.
•	Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an MVA. See Part 3.
•	Transfers into or out of the GLIA Investment Options are restricted. See Part 6.

You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your 12 free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year.  See Part 4, “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in good order.  Each request for a transfer must specify:

•	the contract number
•	the amounts to be transferred, and
•	the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

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Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we are open for business.  If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  All transfers will be confirmed in writing.

A transfer request or a reallocation of your Account Value does not change the allocation of current or future contributions among the Investment Options, and does not change your investment allocations used for rebalancing your portfolio.  You must provide specific instructions if you wish to change your allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.	Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•

a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•	a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

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2.	Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.	Notification. We will notify you if your requested transfer is not made.

4.

Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•

If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the internet or sent by fax, same-day mail or courier service will not be accepted.

•

In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.	20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

•

All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, internet, fax, same day mail or courier service will not be accepted, and internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•

Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

•

Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be at least $100.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.

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You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when they are received in good order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•	the withdrawal amount requested,
•	plus or minus any MVA that applies (see Part 3, “Market Value Adjustments”),
•	plus any withdrawal charges that apply (see Part 4, “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are taken from your Account Value as follows:  your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, “Death Benefits Paid on Death of Annuitant” and Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value during a Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount; we will assess any applicable withdrawal charge on the total amount of your contributions.  If you completely surrender the contract in the same Contract Year in which you have taken your Free Withdrawal Amount, we will apply a withdrawal charge as though the complete surrender included the Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

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Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•	the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•	there is no contingent Annuitant.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

•

Lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law. The checking account is an interest-bearing account with no fees. The beneficiary can access the funds at any time by writing a check.

•

Deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract for a period of up to five years. At the end of five years, the entire amount must be paid to the beneficiary.

•

Extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit as either an immediate annuity or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.) This option is only available if elected within 60 days of the date the beneficiary receives notice of the options and distributions must begin within one year from the date of death. You may pre-select this option for your Annuitant’s beneficiary.

If your Annuitant’s beneficiary is not a natural person, the beneficiary will automatically receive a lump sum distribution.

You may change the Annuitant’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix C for assistance in structuring your contract.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•

highest Account Value on any Contract Anniversary before the Annuitant’s 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•	total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or
•	your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This

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means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•	If your Death Benefit is $100,000, and your current Account Value is $80,000,
•	and you take a withdrawal of $10,000,
•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000).
•	Therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you, as owner, die before the Retirement Date, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a distribution on death to the owner’s beneficiary will be required.  It may not be a good idea to own this annuity contract jointly.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

•	Lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.
•

Deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract for a period of up to five years. At the end of five years, the entire Surrender Value must be paid to the beneficiary.

•

Extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value as either an immediate annuity or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options and distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawal taken under this option.

If the owner’s beneficiary is not a natural person, the beneficiary will automatically receive a lump sum distribution.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its deferred tax status) in your spouse’s name as the new owner.  See the section below on Spousal Continuation and Appendix C.

You may change the owner’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

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Spousal Continuation

Standard Spousal Continuation Under the Tax Code

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is your (owner’s) sole beneficiary.  This is called standard spousal continuation.  See Appendix C.

Enhanced Spousal Continuation Under the Contract

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, and only if you have structured your contract as follows:

•	you are the sole owner and Annuitant;
•	no contingent Annuitant is named;
•	your surviving spouse is the owner’s sole beneficiary; and
•	your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, except:

•	withdrawal charges no longer apply; and
•	we will no longer accept additional contributions

When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.  Under this Enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the Enhanced Spousal Continuation is elected, but the MVA will apply.  If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

See Appendix C.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his or her election.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later.  This is referred to as the Maximum Retirement

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Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General Account:

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Life and 10 years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•

Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•

Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

•	Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments will not change and are based upon annuity rates provided in your contract.  The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply).  If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)	the New York Stock Exchange has been closed or trading on it is restricted;

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(2)

an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase the Rider offered with this contract, which provides optional benefits for an additional cost.  The Rider may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called an LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary depending on your age at that time.

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

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Your Bonus Base (until a Bonus is applied) is:

1)	the Account Value on the date you purchase the GLIA Rider; plus
2)	additional Contributions; less
3)	Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)	the Bonus Base immediately before the Bonus is applied; plus
2)	the Bonus amount (see “Bonus” section below); plus
3)	additional Contributions received after the date of the Bonus; less
4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)	the Account Value on the date you purchase the GLIA Rider; plus
2)	additional Contributions; less
3)	Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)	the Step-Up Base immediately before the Step-Up is applied; plus
2)	the Step-Up amount; plus
3)	additional Contributions received after the date of the Step-Up; less
4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•	1.0; or
•

Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•	Your Account Value is $75,000 and your Payment Base is $100,000

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•	You take a Nonguaranteed Withdrawal in the amount of $5,000
•	Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•

Withdrawal charges may apply. If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived. If you withdraw more than the Free Withdrawal amount and the withdrawal is a Nonguaranteed Withdrawal, Withdrawal Charges, if any, will be applied. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”

•	Withdrawals must be taken pro-rata from your Investment Options. You cannot make a Withdrawal from specific Investment Options.

•	The Payment Base is not available for withdrawal.

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct an annual charge for the Individual GLIA Rider of 0.90% and an annual charge for the Spousal GLIA Rider of 1.15%.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

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We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 - 50%

GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio	Rydex VT Alternative Strategies Allocation Fund
90%	10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	Fidelity VIP Asset Manager	Columbia VIT Mid Cap Value	PIMCO VIT All Asset
PIMCO VIT Total Return	Fidelity VIP Balanced	Columbia VIT Small Cap Value	PIMCO VIT Commodity RealReturnStrategy
Touchstone VST Core Bond	Fidelity VIP Contrafund	DWS Small Cap Index VIP	Rydex VT All-Cap Opportunity
	Fidelity VIP Equity-Income	Fidelity VIP Disciplined Small Cap	Rydex VT Alternative Strategies Allocation
	Fidelity VIP Growth & Income	Fidelity VIP Dynamic Capital Appreciation	Rydex VT Managed Futures Strategy
	Fidelity VIP Growth Opportunities	Fidelity VIP Mid Cap	Rydex VT Multi-Hedge Strategies

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Fidelity VIP Growth	Fidelity VIP Value Strategies	Van Kampen’s UIF U.S. Real Estate
Fidelity VIP Index 500	FTVIPT Franklin Small Cap Value Securities	High Yield
FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	Fidelity VIP High Income
FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	FTVIPT Franklin Income Securities
FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Touchstone VST High Yield
Touchstone VST Aggressive ETF	Van Kampen LIT Capital Growth	Short Duration
Touchstone VST Conservative ETF	International	PIMCO VIT Low Duration
Touchstone VST Enhanced ETF	Fidelity VIP Overseas	PIMCO VIT Real Return
Touchstone VST Large Cap Core Equity	FTVIPT Templeton Foreign Securities	Touchstone VST Money Market
Touchstone VST Moderate ETF	FTVIPT Templeton Growth Securities
Van Kampen LIT Comstock	Van Kampen’s UIF Emerging Markets Debt
Van Kampen’s UIF U.S. Mid Cap Value	Van Kampen’s UIF Emerging Markets Equity

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, “Your Investment Options” as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•

To change your investment allocation, you can make one or more transfers among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy. You must make your transfers at the same time.

•	Your first transfer is allowed 90 days after the Contract Date. Each transfer starts a 90-day waiting period before you can make another transfer.
•	We will automatically rebalance your Investment Options quarterly. The transfers resulting from automatic rebalancing do not trigger a 90-day waiting period.
•	You cannot transfer between the Investment Options within GLIA Investment Strategy 3. It is a fixed allocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus.  Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity contract to pay for such services.

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Contribution Limits

•	Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
•	Each additional contribution must be at least $1,000.
•	You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.
•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS minimum distributions requirements after you turn 70½.

We will calculate the required minimum distribution (RMD) with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your required minimum distribution from your GLIA Rider without causing a Nonguaranteed Withdrawal.  However, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

You must take your first annual required minimum distribution in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.	You must be the Owner and Primary Annuitant. (You may be the beneficial owner through a custodial account.)
2.	Joint Owners are not allowed.
3.	Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.	You must name your spouse as the Spousal Annuitant.
5.	You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

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6.

We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner, however, the surviving partner of a civil union is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.	If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

We will not reduce the Rider charge if you remove a spouse.  The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract year, you will have a 45-day window following each Contract Anniversary to cancel your Rider each Contract Year after that.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.	The date the Payment Base equals zero;
3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.	The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.	The date that you transfer ownership of the contract;
6.	The date you assign the contract or any benefits under the contract or Rider;
7.	The date a Death Benefit is elected under the contract;
8.	On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;
9.	The date you elect an Annuity Benefit under the contract;
10.	The date you cancel this Rider;
11.	The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•	You must be between 50 and 80 years old on the date you elect the Rider. For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.
•	The Guaranteed Rate Options and Systematic Transfer Option are not available.
•	Dollar Cost Averaging is not available.
•	Systematic contributions are not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years or more after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

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Examples

Please see Appendix D for hypothetical examples that illustrate how the GLIA Rider works.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options.  We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

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Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•	our tax status
•	the tax status of the contract
•	the type of retirement plan, if any, for which the contract is purchased
•	the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  National Integrity does not guarantee the federal, state, or local tax status of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•	You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.
•	You can purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•

You can also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan, in which case withdrawal are generally fully taxable as ordinary income.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution.

•

Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, is not taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

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•

If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•	you are 59½ or older
•	payment is a result of the owner’s death
•

payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the owner or joint lives (or joint life expectancies) of the owner and a beneficiary

•	payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)
•	payment is from certain qualified plans (note, however, other penalties may apply)
•	payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code
•	payment is under certain types of qualified plans held by the employer until the employee separates from service
•	payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)
•	payment is for the purchase of a first home (distribution up to $10,000) (IRA only)
•	payment is for certain higher education expenses (IRA only)
•	payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you recover the entire investment basis in the contract, all remaining LPA payments are taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

If you have a qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy the required minimum distributions (RMD) required by the Tax Code after you turn 70½.  We will calculate the required minimum distribution with respect to this annuity contract based on the prior

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calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise the rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, an RMD must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

This contract includes an enhanced Death Benefit and a guaranteed lifetime withdrawal benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic

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Withdrawals.  Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59½.  You won’t have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving distributions, they should not be changed or stopped until the later of:

•	the date you reach age 59½; and
•	five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  We will calculate the amount of the distribution subject to a $100 minimum.  If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.  Withdrawals under this program are treated as ordinary withdrawals under the contract.

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We will calculate the amount of the distribution using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs.  This program is not available with the Guaranteed Lifetime Income Advantage Rider.  See Part 6, “Guaranteed Lifetime Income Advantages, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Investment Option at

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regular intervals (like once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Investment Option.  The minimum transfer to each Investment Option is $100.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count towards your 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time.  If you don’t have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection the GLIA Investment Options.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

You cannot transfer Account Value into the STO.  This feature is not available with the Guaranteed Lifetime Income Advantage Rider.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investments Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Investment Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by transfers among those Variable Account Options, and you will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

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A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  If you elect the GLIA Rider, a different rebalancing program is used.  See Part 6.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count towards your 12 free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.  This feature is not available with the Guaranteed Lifetime Income Advantage Rider.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution program.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN: Request for SAI of Separate Account II

Part 10 - Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your Pinnacle contract differ from those in the Pinnacle contract we are currently offering via this prospectus.  Material differences in prior versions of the Pinnacle contract are described below.  The dates given are the approximate and will vary state by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

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Guaranteed Minimum Withdrawal Benefit - available on Pinnacle V contracts offered from September 10, 2007 to February 25, 2008

The GMWB, which we referred to as the “Guaranteed Lifetime Income Advantage” in our marketing material, was an optional benefit Rider, which you might have purchased for an additional fee.  The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.  If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease.  Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary.  If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date.  If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first.  Then we will deduct the Annual Administrative Charge, if applicable and the Rider fee.  See Part 4.  After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted.  The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.  The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined.  We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65.  Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated.  If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date.  The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge.  A withdrawal charge may still be deducted from your Account Value.  See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

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Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider.  Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose.  In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•	If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•	If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar.  Withdrawals decrease your Account Value dollar-for-dollar.  However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year.  See the section below titled “Effect of Withdrawals and Reset.”

GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect.  The 0.60% fee is multiplied by the Adjusted GWB.  The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year.  We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro-rata).  If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect.  We do not deduct the fee during the Guaranteed Payment Phase.  This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%.  If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups.  If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.  We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%.  Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB.  As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB.  Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value.  This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA.  The new GAWA will be the lesser of:

•	the GAWA before the Withdrawal; or
•	5% of the Account Value after the Withdrawal.

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If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect.  See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA.  The new LPA will be the lesser of:

•	the LPA before the Withdrawal; or
•	5% of the greater of

•	the Account Value after the Withdrawal; or
•	the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA.  If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•	The GAWA and LPA are not cumulative. If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•

If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA. A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.” The withdrawal charge is deducted from your Account Value, but not from your GWB.

•	Withdrawals will be taken pro-rata from your GMWB Investment Option Portfolios. You cannot make a Withdrawal from specific Portfolios.

•

If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even where a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•	The taxable portion of your Withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period.  The GMWB Bonus period is the lesser of:

•	the first 10 Contract Years; or
•	each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals.  We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA.  The new GAWA will be the greater of:

•	the GAWA before the Bonus; or
•	5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•	the LPA before the Bonus; or

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•	5% of the GWB after the Bonus.

Step-Up

Your GWB may increase due to favorable market performance.  On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB.  If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA.  The new GAWA will be the greater of:

•	the GAWA before the Step-Up; or
•	5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•	the LPA before the Step-Up; or
•	5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA.  The new GAWA will be the lesser of:

•	the GAWA before the additional contribution, plus 5% of the additional contribution; or
•	5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the lesser of:

•	the LPA before the additional contribution, plus 5% of the additional contribution; or
•	5% of the GWB after the additional contribution.

Contribution Limits

Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs.  If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis.  You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below.  You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0% - 50%

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GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below.  You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 — You may invest 100% in the GMWB Investment Option Portfolios listed below.  You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category.  You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% - 100%	0 – 10%
Fidelity VIP Investment Grade Bond	Touchstone VST Money Market
Touchstone VST Core Bond

Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Dynamic Capital Appreciation, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Growth Opportunities , Service Class 2
Fidelity VIP Growth & Income, Service Class 2	Fidelity VIP High Income , Service Class 2
FTVIPT Franklin Growth and Income Securities, Class 2	Fidelity VIP Mid Cap, Service Class 2
FTVIPT Franklin Large Cap Growth Securities, Class 2	Fidelity VIP Overseas, Service Class 2
FTVIPT Mutual Shares Securities, Class 2	FTVIPT Franklin Income Securities, Class 2
FTVIPT Templeton Growth Securities, Class 2	FTVIPT Franklin Small Cap Value Securities, Class 2
FTVIPT Templeton Foreign Securities, Class 2	Touchstone VST Baron Small Cap Growth
Touchstone VST Large Cap Core Equity	Touchstone VST Enhanced ETF
Van Kampen LIT Comstock, Class II	Touchstone VST Mid Cap Growth
Van Kampen’s UIF Emerging Markets Debt, Class II	Touchstone VST Third Avenue Value
Touchstone VST High Yield
Van Kampen LIT Capital Growth, Class II
Van Kampen’s UIF Emerging Markets Equity, Class II
Van Kampen’s UIF U.S. Real Estate, Class II

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, “Your Investment Options” as well as the prospectuses for the applicable Portfolios.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  To change your investment allocation, you can make one or more transfers among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.  You must make your transfers at the same time.

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•                  Your first transfer is allowed 90 days after the Contract Date, and no more than once every 90 days after that.  Each transfer starts a 90-day waiting period before you can make another transfer.

•                  Each transfer changes your investment allocation.

•                  We will automatically rebalance your GMWB Investment Option Portfolios quarterly.  The transfers resulting from automatic rebalancing do not count against your transfers allowed once every 90 days.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered Withdrawals and could cause a Reset or make you ineligible to receive a Bonus.  Therefore, if you purchase the GMWB Rider, we do not recommend using this contract to pay for such services.

Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program).  If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal.  In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only.  We do not take into account your other assets or distributions in making this calculation.  The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year.  During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70 ½.  If you are 70 ½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year.  To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program.  If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated.  Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider.  So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset.  See “Effect of Withdrawals and Reset,” above.

The RMD Program is not available during the Guaranteed Payment Phase.  We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations.  You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero.  During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below.  We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary.  The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

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•                  the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant.  If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero.  However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates.  See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in good order; or

•                  the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period.  The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period.  If the annual payment is less than $1,000 we will pay the GWB as a lump sum.  If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

P5N-57

Once terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract.  If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs.  Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

•                  If you are purchasing the GMWB to meet income requirements, you should consider whether an immediate annuity is better suited to your needs.

Guaranteed Return Plus Rider — Available on Pinnacle V and Pinnacle IV contracts offered from November 6, 2006 to November 24, 2008

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee.  The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options.  Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

P5N-58

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.  Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 2.15% on Pinnacle V contract and 2.05% on Pinnacle IV contracts.

Contribution Limits

You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected.  You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date.  We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.  You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply.  See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year accumulation period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis.  For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount.  If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.  Also, if the Annuitant dies and a Death Benefit is calculated,

P5N-59

the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available.  We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option.  If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value of your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.  You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contributions you made to your Guaranteed Return Plus Investment Option, then from the next contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn.  We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects standard spousal continuation under the Tax Code, in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

Pinnacle IV — Contracts issued from Approximately January 2, 2002 to Approximately May 1, 2007

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.45%
Optional Guaranteed Return Plus Rider Charge	0.60%
Highest Possible Total Separate Account Annual Expenses	2.05%

Optional Benefits

The Guaranteed Return Plus was not available until November 6, 2006 and the Guaranteed Lifetime Income Advantage currently offered was not available on the Pinnacle IV.

Pinnacle I, II and III — Contracts issued before Approximately January 2, 2002

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (9)	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus.  All other portfolios and expenses are the same as in the table in Part 1.

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

(9) The Mortality and Expense Risk Charge reduced to 1.10% after the  sixth Contract Anniversary for Contracts issued between January 1, 1995 and February 1, 1997

P5N-60

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP, Class A(10)	0.35%	0.00%	0.19%	N/A	0.54%	0.54%
Fidelity VIP Contrafund Portfolio, Initial Class(11)	0.56%	0.00%	0.10%	N/A	0.66%	0.65%
Fidelity VIP Equity-Income Portfolio, Initial Class	0.46%	0.00%	0.11%	N/A	0.57%	0.57%
Fidelity VIP Growth & Income Portfolio, Initial Class	0.46%	0.00%	0.13%	N/A	0.59%	0.59%
Fidelity VIP Growth Opportunities Portfolio, Initial Class	0.56%	0.00%	0.15%	N/A	0.71%	0.71%
FTVIPT Franklin Income Securities Fund, Class 1 (12)	0.45%	N/A	0.02%	N/A	0.47%	0.47%
Van Kampen’s UIF Emerging Markets Debt Portfolio, Class I(13)	0.75%	N/A	0.35%	N/A	1.10%	1.10%
Van Kampen’s UIF U.S. Real Estate Portfolio, Class I (13)	0.77%	N/A	0.30%	N/A	1.07%	1.07%

Limitation on number of Investment Options for contracts Issued before July 17, 2000

You may not have more than ten Investment Options at any one time, including each of your GROs, the Investment Options that are closed to new contribution, and the Investment Options to which you have current allocations.

Withdrawal charges for all contracts issued before December 31, 1996

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

Hardship waivers weren’t available for contracts issued prior to February 15, 1997.

Optional Benefits

The Guaranteed Return Plus and the Guaranteed Lifetime Income Advantage were not available

Death Benefits paid on death of Annuitant

Contracts issued between May 1, 1998 and May 1, 2004

For contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the contract’s 10th anniversary date, if later) and before annuity payments have started, the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus subsequent withdrawals (and associated charges); or

•                  your Account Value on the Business Day we receive due proof of death and the beneficiary’s election in

(10) Through September 30, 2009, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 0.51%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(11) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) Expenses reflect rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

P5N-61

good order.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is your current Account Value.

Contracts issued between January 1, 1997 and May 1, 1998

For contracts issued before the Annuitant’s 80th birthday, the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  total contributions, minus subsequent withdrawals (and associated charges); or

•                  your Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

For contracts issued after the Annuitant’s 80th birthday, the Death Benefit is the your current Account Value.

For contracts issued between May 1, 1996 and December 31, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the Business Day we receive due proof of death and the beneficiary’s election in good order;

•                  your highest annuity value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•                  your total contributions less the sum of withdrawals (and associated charges)

For contracts issued between January 1, 1995 and May 1, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the seventh Contract Anniversary plus subsequent contributions, minus subsequent withdrawals (and associated charges);

•                  your highest annuity value on any Contract Anniversary after the seventh Contract Anniversary plus subsequent contributions minus subsequent withdrawals (and associated charges) (this option is available in some states only if you elected it);

•                  total contributions minus the sum of withdrawals (and associated charges); or

•                  your annuity value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

For contracts issued before January 1, 1995, the amount of the Death Benefit is the greatest of:

•                  your annuity value on the Business Day we receive due proof of death and the beneficiary’s election in good order;

•                  your annuity value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  your total contributions minus the sum of withdrawals (and associated charges); or

•                  for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution.  After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Investment Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant’s 70th birthday, subject to the maximum.  We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

P5N-62

Appendix A

Financial Information for Separate Account II of National Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issues after approximately May 1, 2007 (date varies by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2008	2007	2006	Inception Date and Value

DWS Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$9.25	$10.00	—	$10.00
Unit value at end of period	$5.98	$9.25
Units outstanding at end of period	7,814	0		5-1-07

Columbia VIT Mid Cap Value, Class B (1430)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				5-2-09

Columbia VIT Small Cap Value, Class B (1429)
Unit value at beginning of period				$10.00
Unit value at end of period	—	—	—
Units outstanding at end of period				5-2-09

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$10.68	$10.00	—	$10.00
Unit value at end of period	$7.48	$10.68
Units outstanding at end of period	3,909	1,328		5-1-07

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$9.93	$10.00	—	$10.00
Unit value at end of period	$6.44	$9.93
Units outstanding at end of period	26,094	2,334		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$10.78	$10.00	—	$10.00
Unit value at end of period	$6.08	$10.78
Units outstanding at end of period	302,463	42,510		5-1-07

P5N-63

	2008	2007	2006	Inception Date and Value

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$9.05	$10.00	—	$10.00
Unit value at end of period	$5.89	$9.05
Units outstanding at end of period	9,201	1,337		5-1-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (1246)
Unit value at beginning of period	$9.79	$10.00	—	$10.00
Unit value at end of period	$5.65	$9.79
Units outstanding at end of period	4,868	4,776		5-1-07

Fidelity VIP Equity-Income, Service Class 2 (1237)
Unit value at beginning of period	$9.15	$10.00	—	$10.00
Unit value at end of period	$5.15	$9.15
Units outstanding at end of period	37,804	1,108		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)
Unit value at beginning of period	$10.15	$10.00	—	$10.00
Unit value at end of period	$7.47	$10.15
Units outstanding at end of period	53,921	7,273		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$10.14	$10.00	—	$10.00
Unit value at end of period	$7.26	$10.14
Units outstanding at end of period	21,455	13,152		5-1-07

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$10.13	$10.00	—	$10.00
Unit value at end of period	$6.70	$10.13
Units outstanding at end of period	9,014	8,781		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$10.13	$10.00	—	$10.00
Unit value at end of period	$6.54	$10.13
Units outstanding at end of period	8,415	7,329		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$10.12	$10.00	—	$10.00
Unit value at end of period	$6.16	$10.12
Units outstanding at end of period	27,159	9,876		5-1-07

P5N-64

	2008	2007	2006	Inception Date and Value

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$11.56	$10.00	—	$10.00
Unit value at end of period	$6.00	$11.56
Units outstanding at end of period	11,368	298		5-1-07

Fidelity VIP Growth & Income, Service Class 2 (1242)
Unit value at beginning of period	$10.21	$10.00	—	$10.00
Unit value at end of period	$5.84	$10.21
Units outstanding at end of period	26,155	2,585		5-1-07

Fidelity VIP Growth Opportunities, Service Class 2 (1243)
Unit value at beginning of period	$10.97	$10.00	—	$10.00
Unit value at end of period	$4.84	$10.97
Units outstanding at end of period	15,785	2,358		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$9.73	$10.00	—	$10.00
Unit value at end of period	$7.17	$9.73
Units outstanding at end of period	13,064	1,634		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)
Unit value at beginning of period	$9.65	$10.00	—	$10.00
Unit value at end of period	$5.97	$9.65
Units outstanding at end of period	41,165	5,147		5-1-07

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$10.16	$10.00	—	$10.00
Unit value at end of period	$9.66	$10.16
Units outstanding at end of period	141,778	8,029		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)
Unit value at beginning of period	$10.41	$10.00	—	$10.00
Unit value at end of period	$6.19	$10.41
Units outstanding at end of period	88,660	22,136		5-1-07

P5N-65

	2008	2007	2006	Inception Date and Value

Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$10.38	$10.00	—	$10.00
Unit value at end of period	$5.73	$10.38
Units outstanding at end of period	63,767	14,962		5-1-07

Fidelity VIP Value Strategies, Service Class 2 (1212)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$5.20
Units outstanding at end of period	0			5-1-08

FTVIPT Franklin Growth & Income Securities, Class 2 (1215)
Unit value at beginning of period	$8.77	$10.00	—	$10.00
Unit value at end of period	$5.60	$8.77
Units outstanding at end of period	18,537	5,614		5-1-07

FTVIPT Franklin Income Securities, Class 2 (1216)
Unit value at beginning of period	$9.56	$10.00	—	$10.00
Unit value at end of period	$6.62	$9.56
Units outstanding at end of period	71,939	28,101		5-1-07

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1211)
Unit value at beginning of period	$9.58	$10.00	—	$10.00
Unit value at end of period	$6.17	$9.58
Units outstanding at end of period	16,688	5,571		5-1-07

FTVIPT Franklin Small Cap Value Securities, Class 2 (1217)
Unit value at beginning of period	$8.85	$10.00	—	$10.00
Unit value at end of period	$5.83	$8.85
Units outstanding at end of period	15,009	232		5-1-07

FTVIPT Mutual Shares Securities, Class 2 (1214)
Unit value at beginning of period	$9.42	$10.00	—	$10.00
Unit value at end of period	$5.83	$9.42
Units outstanding at end of period	149,358	46,337		5-1-07

FTVIPT Templeton Foreign Securities, Class 2 (1210)
Unit value at beginning of period	$10.49	$10.00	—	$10.00
Unit value at end of period	$6.16	$10.49
Units outstanding at end of period	87,011	5,397		5-1-07

P5N-66

	2008	2007	2006	Inception Date and Value

FTVIPT Templeton Growth Securities, Class 2 (1213)
Unit value at beginning of period	$9.53	$10.00	—	$10.00
Unit value at end of period	$5.41	$9.53
Units outstanding at end of period	88,192	3,781		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$8.28
Units outstanding at end of period	1,744			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$4.79
Units outstanding at end of period	9,504			2-25-08

PIMCO VIT Low Duration, Advisor Class (1402)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$9.65
Units outstanding at end of period	2,662			2-25-08

PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$8.90
Units outstanding at end of period	36,021			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$10.14
Units outstanding at end of period	32,599			2-25-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (1406)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$6.64
Units outstanding at end of period	5,485			2-25-08

Rydex VT Alternative Strategies Allocation (1427)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	291			11-24-08

P5N-67

	2008	2007	2006	Inception Date and Value

Rydex VT Hedged Equity (1408)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$8.17
Units outstanding at end of period	3,297			2-25-08

Rydex VT Managed Futures Strategy (1428)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	0			11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (1407)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$8.39
Units outstanding at end of period	10,620			2-25-08

Touchstone VST Baron Small Cap Growth (1270)
Unit value at beginning of period	$9.68	$10.00	—	$10.00
Unit value at end of period	$6.32	$9.68
Units outstanding at end of period	25,738	7,053		5-1-07

Touchstone VST Core Bond (1261)
Unit value at beginning of period	$10.31	$10.00	—	$10.00
Unit value at end of period	$9.82	$10.31
Units outstanding at end of period	20,926	1,313		5-1-07

Touchstone VST High Yield (1265)
Unit value at beginning of period	$9.67	$10.00	—	$10.00
Unit value at end of period	$7.22	$9.67
Units outstanding at end of period	7,765	3,990		5-1-07

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (1266)
Unit value at beginning of period	$9.47	$10.00	—	$10.00
Unit value at end of period	$6.04	$9.47
Units outstanding at end of period	72,486	9,170		5-1-07

Touchstone VST Mid Cap Growth (1262)
Unit value at beginning of period	$10.18	$10.00	—	$10.00
Unit value at end of period	$6.04	$10.18
Units outstanding at end of period	22,363	2,530		5-1-07

P5N-68

	2008	2007	2006	Inception Date and Value

Touchstone VST Money Market (1207)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

Touchstone VST Third Avenue Value (1269)
Unit value at beginning of period	$8.98	$10.00	—	$10.00
Unit value at end of period	$5.44	$8.98		5-1-07
Units outstanding at end of period	148,586	46,501

Touchstone VST Aggressive ETF (1224)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

Touchstone VST Conservative ETF (1223)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

Touchstone VST Enhanced ETF (1225)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

Touchstone VST Moderate ETF (1222)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$8.04
Units outstanding at end of period	2,426			4-25-08

Touchstone VST Aggressive ETF— Guaranteed Return Plus Option (1231)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1229)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1230)
Unit value at beginning of period	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period				4-27-09

P5N-69

	2008	2007	2006	Inception Date and Value

Van Kampen LIT Comstock, Class II (1209)
Unit value at beginning of period	$8.93	$10.00	—	$10.00
Unit value at end of period	$5.65	$8.93
Units outstanding at end of period	6,944	887		5-1-07

Van Kampen LIT Capital Growth, Class II (1208) (formerly LIT Strategic Growth)
Unit value at beginning of period	$10.73	$10.00	—	$10.00
Unit value at end of period	$5.37	$10.73
Units outstanding at end of period	3,535	775		5-1-07

Van Kampen’s UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$10.10	$10.00	—	$10.00
Unit value at end of period	$8.46	$10.10
Units outstanding at end of period	7,898	125		5-1-07

Van Kampen’s UIF Emerging Markets Equity, Class II (1258)
Unit value at beginning of period	$12.42	$10.00	—	$10.00
Unit value at end of period	$5.29	$12.42
Units outstanding at end of period	55,447	23,334		5-1-07

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1221)
Unit value at beginning of period	$10.00	—	—	$10.00
Unit value at end of period	$6.09
Units outstanding at end of period	264			5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$8.22	$10.00	—	$10.00
Unit value at end of period	$5.01	$8.22
Units outstanding at end of period	22,426	1,738		5-1-07

P5N-70

Appendix A

Financial Information for Separate Account II of National Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between January 2, 2002 and May 1, 2007:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

DWS Small Cap Index VIP, Class A (254) (1)
Unit value at beginning of period	$16.03	$16.58	$14.32	$13.94	$12.01	$8.32	$10.00	—	—	—	$10.00
Unit value at end of period	$10.41	$16.03	$16.58	$14.32	$13.94	$12.01	$8.32
Units outstanding at end of period	4,520	4,764	4,731	4,925	4,362	6,706	5,115

DWS Small Cap Index, Class B (284)
Unit value at beginning of period	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.76	$10.68	$11.27	$9.50	$10.00
Unit value at end of period	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.76	$10.68	$11.27
Units outstanding at end of period	45,822	56,830	59,573	55,664	51,635	39,222	3,657	782,042	549,540	459,505

Columbia VIT Mid Cap Value, Class B (1426)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											5-2-09

Columbia VIT Small Cap Value, Class B (1425)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											5-2-09

Fidelity VIP Asset Manager, Service Class 2 (232)
Unit value at beginning of period	$12.70	$11.19	$10.60	$10.36	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.90	$12.70	$11.19	$10.60	$10.36
Units outstanding at end of period	28,376	27,848	26,460	23,566	8,300

Fidelity VIP Balanced, Service Class 2 (214)
Unit value at beginning of period	$14.18	$13.23	$12.04	$11.58	$11.17	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17
Units outstanding at end of period	118,455	124,325	101,737	83,771	39,472	22,537

P5N-71

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Fidelity VIP Contrafund, Service Class 2 (239)
Unit value at beginning of period	$19.18	$16.59	$15.11	$13.14	$11.58	$9.17	$10.00	—	—	—	$10.00
Unit value at end of period	$10.83	$19.18	$16.59	$15.11	$13.14	$11.58	$9.17
Units outstanding at end of period	782,019	890,857	800,690	611,711	392,106	162,353	29,817

Fidelity VIP Disciplined Small Cap, Service Class 2 (1298)
Unit value at beginning of period	$9.00	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.86	$9.00
Units outstanding at end of period	20,937	24,432									4-27-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (243)
Unit value at beginning of period	$16.03	$15.24	$13.59	$11.42	$11.44	$9.30	$10.00	—	—	—	$10.00
Unit value at end of period	$9.26	$16.03	$15.24	$13.59	$11.42	$11.44	$9.30
Units outstanding at end of period	7,902	22,136	17,404	14,034	512	0	0

Fidelity VIP Equity Income, Service Class 2 (237)
Unit value at beginning of period	$14.72	$14.75	$12.48	$11.99	$10.94	$8.54	$10.00	—	—	—	$10.00
Unit value at end of period	$8.29	$14.72	$14.75	$12.48	$11.99	$10.94	$8.54
Units outstanding at end of period	319,625	359,277	331,226	294,419	235,048	136,490	62,743

Fidelity VIP Freedom 2010, Service Class 2 (1283)
Unit value at beginning of period	$10.23	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.54	$10.23
Units outstanding at end of period	22,902	23,978									4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1284)
Unit value at beginning of period	$10.24	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.34	$10.24
Units outstanding at end of period	64,883	44,658									4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1285)
Unit value at beginning of period	$10.25	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.79	$10.25
Units outstanding at end of period	35,682	35,457									4-30-07

P5N-72

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Fidelity VIP Freedom 2025, Service Class 2 (1286)
Unit value at beginning of period	$10.25	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.63	$10.25
Units outstanding at end of period	266	267									4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1287)
Unit value at beginning of period	$10.26	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.25	$10.26
Units outstanding at end of period	371	334									4-30-07

Fidelity VIP Growth, Service Class 2 (238)
Unit value at beginning of period	$13.37	$10.71	$10.20	$9.81	$9.65	$7.39	$10.00	—	—	—	$10.00
Unit value at end of period	$6.94	$13.37	$10.71	$10.20	$9.81	$9.65	$7.39
Units outstanding at end of period	146,306	162,865	149,187	155,060	160,252	121,509	33,519

Fidelity VIP Growth & Income, Service Class 2 (240)
Unit value at beginning of period	$14.32	$12.99	$11.68	$11.03	$10.61	$8.72	$10.00	—	—	—	$10.00
Unit value at end of period	$8.20	$14.32	$12.99	$11.68	$11.03	$10.61	$8.72
Units outstanding at end of period	150,250	148,852	225,057	207,951	184,650	139,883	51,163

Fidelity VIP Growth Opportunities, Service Class 2 (241)
Unit value at beginning of period	$14.72	$12.15	$11.73	$10.95	$10.40	$8.15	$10.00	—	—	—	$10.00
Unit value at end of period	$6.51	$14.72	$12.15	$11.73	$10.95	$10.40	$8.15
Units outstanding at end of period	45,890	50,834	50,576	31,145	18,141	9,616	4,731

Fidelity VIP High Income, Service Class 2 (286)
Unit value at beginning of period	$13.80	$13.66	$12.48	$12.38	$11.49	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49
Units outstanding at end of period	64,348	76,309	56,828	50,958	43,607	32,994

Fidelity VIP Index 500, Service Class 2 (1291)
Unit value at beginning of period	$9.84	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.09	$9.84
Units outstanding at end of period	603,732	712,303									4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (408)
Unit value at beginning of period	$10.91	$10.64	$10.36	$10.32	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.38	$10.91	$10.64	$10.36	$10.32
Units outstanding at end of period	217,957	361,377	167,952	121,402	28,316

P5N-73

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Fidelity VIP Mid Cap, Service Class 2 (242)
Unit value at beginning of period	$22.23	$19.55	$17.65	$15.18	$12.35	$9.07	$10.00	—	—	—	$10.00
Unit value at end of period	$13.23	$22.23	$19.55	$17.65	$15.18	$12.35	$9.07
Units outstanding at end of period	248,445	300,089	266,216	196,879	145,702	64,435	18,378

Fidelity VIP Overseas, Service Class 2 (409)
Unit value at beginning of period	$17.34	$15.03	$12.95	$11.06	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.57	$17.34	$15.03	$12.95	$11.06
Units outstanding at end of period	251,276	280,705	88,166	19,520	6,653

Fidelity VIP Value Strategies, Service Class 2 (1205)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.20
Units outstanding at end of period	0										5-1-08

FTVIPT Franklin Growth & Income Securities, Class 2 (216)
Unit value at beginning of period	$14.41	$15.18	$13.20	$12.93	$11.87	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.21	$14.41	$15.18	$13.20	$12.93	$11.87
Units outstanding at end of period	402,359	469,686	173,727	147,026	107,537	48,722

FTVIPT Franklin Income Securities, Class 2 (215)
Unit value at beginning of period	$16.88	$16.51	$14.17	$14.15	$12.61	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.70	$16.88	$16.51	$14.17	$14.15	$12.61
Units outstanding at end of period	515,984	610,274	568,302	427,356	288,840	113,633

FTVIPT Franklin Large Cap Growth Securities, Class 2 (217)
Unit value at beginning of period	$14.48	$13.84	$12.66	$12.71	$11.95	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.34	$14.48	$13.84	$12.66	$12.71	$11.95
Units outstanding at end of period	127,629	150,207	142,067	134,775	113,231	19,502

FTVIPT Franklin Small Cap Value Securities, Class 2 (1288)
Unit value at beginning of period	$8.88	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.86	$8.88
Units outstanding at end of period	57,869	4,527									4-30-07

FTVIPT Mutual Shares Securities, Class 2 (219)
Unit value at beginning of period	$17.47	$17.14	$14.69	$13.48	$12.15	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.83	$17.47	$17.14	$14.69	$13.48	$12.15
Units outstanding at end of period	373,083	438,637	342,520	264,972	181,746	48,713

P5N-74

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

FTVIPT Templeton Foreign Securities, Class 2 (218)
Unit value at beginning of period	$21.88	$19.23	$16.07	$14.80	$12.67	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.86	$21.88	$19.23	$16.07	$14.80	$12.67
Units outstanding at end of period	161,967	198,359	167,482	150,048	80,583	22,947

FTVIPT Templeton Growth Securities, Class 2 (220)
Unit value at beginning of period	$18.57	$18.41	$15.34	$14.30	$12.50	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.55	$18.57	$18.41	$15.34	$14.30	$12.50
Units outstanding at end of period	128,737	163,948	169,224	125,585	75,868	16,618

PIMCO VIT All Asset Portfolio, Advisor Class (1419)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.29
Units outstanding at end of period	1,390										2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (1418)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$4.79
Units outstanding at end of period	45,612										2-25-08

PIMCO VIT Low Duration Portfolio, Advisor Class (1416)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.66
Units outstanding at end of period	485										2-25-08

PIMCO VIT Real Return, Advisor Class (1417)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.90
Units outstanding at end of period	28,881										2-25-08

PIMCO VIT Total Return, Advisor Class (1415)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.14
Units outstanding at end of period	58,277										2-25-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (1420)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.65
Units outstanding at end of period	17,696										2-25-08

P5N-75

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Rydex VT Alternative Strategies Allocation (1423)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	13,185										11-24-08

Rydex VT Hedged Equity Fund (1422)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.17
Units outstanding at end of period	1,734										2-25-08

Rydex VT Managed Futures Strategy (1424)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	68,709										11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (1421)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.40
Units outstanding at end of period	21,192										2-25-08

Touchstone VST Baron Small Cap Growth (246)
Unit value at beginning of period	$18.41	$18.18	$15.60	$14.70	$11.67	$8.87	$10.00	—	—	—	$10.00
Unit value at end of period	$12.04	$18.41	$18.18	$15.60	$14.70	$11.67	$8.87
Units outstanding at end of period	181,997	203,318	225,620	181,412	129,704	70,981	26,285

Touchstone VST Core Bond (292)
Unit value at beginning of period	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47	$10.00	—	—	—	$10.00
Unit value at end of period	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47
Units outstanding at end of period	113,768	112,823	95,536	80,197	53,062	47,852	6,674

Touchstone VST High Yield (289)
Unit value at beginning of period	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74	$10.00	—	—	—	$10.00
Unit value at end of period	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74
Units outstanding at end of period	160,115	181,937	215,914	176,250	148,381	96,043	20,938

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (291)
Unit value at beginning of period	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17	$10.00	—	—	—	$10.00
Unit value at end of period	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17
Units outstanding at end of period	267,613	53,713	68,851	43,234	16,401	1,006	181

P5N-76

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Touchstone VST Mid Cap Growth (288)
Unit value at beginning of period	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67	$10.00	—	—	—	$10.00
Unit value at end of period	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67
Units outstanding at end of period	179,074	202,967	128,934	101,255	72,518	6,112	1,586

Touchstone VST Money Market (295)
Unit value at beginning of period	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00	$10.00
Unit value at end of period	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00	—	—	—	$10.00
Units outstanding at end of period	9,679	16,141	16,551	16,814	17,907	34,745	7,448

Touchstone VST Third Avenue Value (244)
Unit value at beginning of period	$18.21	$18.81	$16.47	$14.24	$11.47	$8.30	$10.00	—	—	—	$10.00
Unit value at end of period	$11.03	$18.21	$18.81	$16.47	$14.24	$11.47	$8.30
Units outstanding at end of period	706,534	864,008	794,887	642,056	468,791	303.659	139,400

Touchstone VST Aggressive ETF Fund (1203)
Unit value at beginning of period	$12.27	$11.85	$10.59	$10.27	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.57	$12.27	$11.85	$10.59	$10.27
Units outstanding at end of period	124,656	153,406	237,328	169,045	46,516

Touchstone VST Conservative ETF Fund (1201)
Unit value at beginning of period	$11.49	$11.03	$10.34	$10.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.25	$11.49	$11.03	$10.34	$10.16
Units outstanding at end of period	138,586	157,929	173,448	87,758	2,195

Touchstone VST Enhanced ETF Fund (1204)
Unit value at beginning of period	$12.79	$12.47	$10.97	$10.50	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.64	$12.79	$12.47	$10.97	$10.50
Units outstanding at end of period	146,988	159,560	198,056	112,671	687

Touchstone VST Moderate ETF Fund (1202)
Unit value at beginning of period	$11.91	$11.48	$10.50	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.35	$11.91	$11.48	$10.50	$10.25
Units outstanding at end of period	346,539	289,820	323,942	216,106	7,419

P5N-77

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Touchstone VST Aggressive ETF Fund, Guaranteed Return Plus Option (1228)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-27-09

Touchstone VST Conservative ETF Fund, Guaranteed Return Plus Option (1226)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-27-09

Touchstone VST Moderate ETF Fund, Guaranteed Return Plus Option (1227)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-27-09

Van Kampen LIT Comstock, Class II (208)
Unit value at beginning of period	$16.14	$16.77	$14.66	$14.29	$12.35	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.21	$16.14	$16.77	$14.66	$14.29	$12.35
Units outstanding at end of period	77,870	81,144	80,580	71,161	42,292	15,850

Van Kampen LIT Capital Growth, Class II (209) (formerly LIT Strategic Growth)
Unit value at beginning of period	$15.53	$13.51	$13.36	$12.59	$11.96	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.79	$15.53	$13.51	$13.36	$12.59	$11.96
Units outstanding at end of period	15,220	25,644	32,530	31,542	28,416	65

Van Kampen’s UIF Emerging Markets Debt, Class II (1289)
Unit value at beginning of period	$10.17	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.52	$10.17
Units outstanding at end of period	$53,507	60,767									4-28-07

Van Kampen’s UIF Emerging Markets Equity, Class II (210)
Unit value at beginning of period	$42.98	$31.05	$22.97	$17.42	$14.37	$10.00	—	—	—	—	$10.00
Unit value at end of period	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37
Units outstanding at end of period	94,930	83,824	53,782	32,050	17,386	5,232

P5N-78

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception Date and Value

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1206)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.10
Units outstanding at end of period	2,566										5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1299)
Unit value at beginning of period	$7.70	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$4.70	$7.70
Units outstanding at end of period	141,655	107,479									4-28-07

(1) Only available in certain contracts.

P5N-79

Financial Information for Separate Account II of National Integrity (Pinnacle I, II & III)

For the Variable Account Options we currently offer, the table below shows the following date for Pinnacle I, II and III contracts with a mortality and expense risk charge of 1.35% issued prior to approximately January 2, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

DWS Small Cap Index VIP, Class A (452)
Unit value at beginning of period	$16.32	$16.86	$14.55	$14.14	$12.17	$8.43	$10.00	—	—	—	$10.00
Unit value at end of period	$10.60	$16.32	$16.86	$14.55	$14.14	$12.17	$8.43
Units outstanding at end of period	72,489	107,668	169,331	202,463	285,314	343,745	588,015

Columbia VIT Mid Cap Value, Class B (081)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											5-2-09

Columbia VIT Small Cap Value, Class B (080)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											5-2-09

Fidelity VIP Asset Manager, Service Class 2 (402)
Unit value at beginning of period	$12.75	$11.22	$10.62	$10.37	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.94	$12.75	$11.22	$10.62	$10.37
Units outstanding at end of period	1,728	11,578	8,284	5,960	0

Fidelity Balanced, Service Class 2 (403)
Unit value at beginning of period	$12.90	$12.03	$10.93	$10.50	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.38	$12.90	$12.03	$10.93	$10.50
Units outstanding at end of period	29,105	33,743	31,556	22,490	11,528

Fidelity VIP Contrafund, Initial Class (442)
Unit value at beginning of period	$23.64	$20.38	$18.49	$16.03	$14.07	$11.10	$12.42	$14.34	$15.57	$12.70	$10.00
Unit value at end of period	$13.41	$23.64	$20.38	$18.49	$16.03	$14.07	$11.10	$12.42	$14.34	$15.57
Units outstanding at end of period	378,191	499,092	630,129	725,674	816,853	811,115	959,586	838,581	1,177,464	1,083,512

P5N-80

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

Fidelity VIP Disciplined Small Cap, Service Class 2 (045)
Unit value at beginning of period	$9.01	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.87	$9.01
Units outstanding at end of period	29,959	61,955									4-30-07

Fidelity Dynamic Capital Appreciation, Service Class 2 (404)
Unit value at beginning of period	$15.00	$14.25	$12.69	$10.66	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.68	$15.00	$14.25	$12.69	$10.66
Units outstanding at end of period	9,152	21,674	12,715	2,773	0

Fidelity VIP Equity Income, Initial Class (444)
Unit value at beginning of period	$17.36	$17.33	$14.61	$13.99	$12.72	$9.89	$12.07	$12.88	$12.04	$11.48	$10.00
Unit value at end of period	$9.82	$17.36	$17.33	$14.61	$13.99	$12.72	$9.89	$12.07	$12.88	$12.04
Units outstanding at end of period	181,077	237,052	336,522	388,234	500,012	599,506	594,500	638,843	573,263	859,369

Fidelity VIP Freedom 2010, Service Class 2 (023)
Unit value at beginning of period	$10.23	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.55	$10.23
Units outstanding at end of period	0	0									4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (024)
Unit value at beginning of period	$10.25	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.35	$10.25
Units outstanding at end of period	0	1,459									4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (025)
Unit value at beginning of period	$10.26	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.80	$10.26
Units outstanding at end of period	1,418	0									4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (026)
Unit value at beginning of period	$10.26	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.64	$10.26
Units outstanding at end of period	0	0									4-30-07

P5N-81

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

Fidelity VIP Freedom 2030, Service Class 2 (027)
Unit value at beginning of period	$10.27	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.26	$10.27
Units outstanding at end of period	0	0									4-30-07

Fidelity VIP Growth, Service Class 2 (049)
Unit value at beginning of period	$11.71	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.09	$11.71
Units outstanding at end of period	13,246	28,407									4-30-07

Fidelity VIP Growth & Income, Initial Class (445)
Unit value at beginning of period	$16.70	$15.10	$13.52	$12.73	$12.20	$9.99	$12.15	$13.49	$14.19	$13.18	$10.00
Unit value at end of period	$9.60	$16.70	$15.10	$13.52	$12.73	$12.20	$9.99	$12.15	$13.49	$14.19
Units outstanding at end of period	152,934	203,040	254,351	314,666	422,855	479,098	490,306	682,948	645,860	671,165

Fidelity VIP Growth Opportunities, Initial Class (443)
Unit value at beginning of period	$13.20	$10.86	$10.44	$9.72	$9.19	$7.17	$9.30	$11.02	$13.47	$13.09
Unit value at end of period	$5.86	$13.20	$10.86	$10.44	$9.72	$9.19	$7.17	$9.30	$11.02	$13.47	$10.00
Units outstanding at end of period	90,975	117,213	151,582	200,544	240,469	329,860	295,651	382,018	465,592	483,369

Fidelity VIP High Income, Service Class 2 (405)
Unit value at beginning of period	$12.02	$11.88	$10.85	$10.75	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.88	$12.02	$11.88	$10.85	$10.75
Units outstanding at end of period	5,459	8,201	12,523	11,633	4,432

Fidelity VIP Index 500, Service Class 2 (029)
Unit value at beginning of period	$9.85	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.10	$9.85
Units outstanding at end of period	72,501	75,383									4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (406)
Unit value at beginning of period	$10.95	$10.67	$10.38	$10.33	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.43	$10.95	$10.67	$10.38	$10.33
Units outstanding at end of period	132,598	63,118	10,109	12,363	2,942

Fidelity VIP Value Strategies, Service Class 2 (058)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.21
Units outstanding at end of period	0										5-1-08

P5N-82

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

Fidelity VIP Mid Cap, Service Class 2 (047)
Unit value at beginning of period	$10.51	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.26	$10.51									4-27-07
Units outstanding at end of period	64,034	146,912

Fidelity VIP Overseas, Service Class 2 (407)
Unit value at beginning of period	$17.40	$15.07	$12.97	$11.07	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.62	$17.40	$15.07	$12.97	$11.07
Units outstanding at end of period	102,933	127,742	28,638	15,333	4,999

FTVIPT Franklin Growth & Income Securities, Class 2 (044)
Unit value at beginning of period	$8.98	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.75	$8.98
Units outstanding at end of period	134,791	123,637									4-27-07

FTVIPT Franklin Income Securities, Class 1 (433)
Unit value at beginning of period	$17.17	$16.74	$14.32	$14.25	$12.66	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.96	$17.17	$16.74	$14.32	$14.25	$12.66
Units outstanding at end of period	624,583	871,547	1,072,088	1,288,230	1,478,736	1,632,740

FTVIPT Franklin Large Cap Growth Securities, Class 2 (435)
Unit value at beginning of period	$14.56	$13.89	$12.70	$12.74	$11.96	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96
Units outstanding at end of period	20,522	48,133	35,759	38,169	34,134	12,440

FTVIPT Franklin Small Cap Value Securities, Class 2 (028)
Unit value at beginning of period	$8.88	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$5.87	$8.88
Units outstanding at end of period	55,192	78									4-30-07

FTVIPT Mutual Shares Securities - Class 2 (436)
Unit value at beginning of period	$17.56	$17.21	$14.73	$13.51	$12.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16
Units outstanding at end of period	90,310	105,039	102,288	105,416	103,856	107,617

FTVIPT Templeton Foreign Securities, Class 2 (439)
Unit value at beginning of period	$21.99	$19.31	$16.12	$14.83	$12.68	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68
Units outstanding at end of period	34,425	84,528	94,881	159,133	64,313	10,409

P5N-83

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

FTVIPT Templeton Growth Securities, Class 2 (437)
Unit value at beginning of period	$18.66	$18.49	$15.38	$14.32	$12.51	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51
Units outstanding at end of period	79,150	48,020	94,133	70,446	48,541	30,995

PIMCO VIT All Asset Portfolio, Advisor Class (050)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.23
Units outstanding at end of period	0										2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (051)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$4.76
Units outstanding at end of period	8,417										2-25-08

PIMCO VIT Low Duration Portfolio, Advisor Class (052)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.70
Units outstanding at end of period	29,722										2-25-08

PIMCO VIT Real Return, Advisor Class (053)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.92
Units outstanding at end of period	3,223										2-25-08

PIMCO VIT Total Return, Advisor Class (054)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.01
Units outstanding at end of period	5,361										2-25-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (057)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.47
Units outstanding at end of period	0										2-25-08

P5N-84

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

Rydex VT Alternative Strategies Allocation Fund (046)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	0										11-24-08

Rydex VT Hedged Equity Fund (056)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.95
Units outstanding at end of period	6,376										2-25-08

Rydex VT Managed Futures Strategy Fund (048)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	1,586										11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (055)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.29
Units outstanding at end of period	0										2-25-08

Touchstone VST Baron Small Cap Growth (431)
Unit value at beginning of period	$31.73	$31.31	$26.83	$25.56	$20.03	$15.22	$17.95	$17.08	$17.09	$17.78	$10.00
Unit value at end of period	$20.77	$31.73	$31.31	$26.83	$25.26	$20.03	$15.22	$17.95	$17.08	$17.08
Units outstanding at end of period	74,806	103,175	119,863	147,977	178,603	201,994	$184,603	228,522	114,758	101,894

Touchstone VST Core Bond (466)
Unit value at beginning of period	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48	$10.00	—	—	—	$10.00
Unit value at end of period	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48
Units outstanding at end of period	22,240	57,388	80,384	87,759	80,903	209,363	71,782

Touchstone VST High Yield (463)
Unit value at beginning of period	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75	$10.00	—	—	—	$10.00
Unit value at end of period	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75
Units outstanding at end of period	114,100	147,433	185,390	235,884	312,242	514,000	479,847

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (465)
Unit value at beginning of period	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18	$10.00	—	—	—	$10.00
Unit value at end of period	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18
Units outstanding at end of period	216,155	2,944	3,048	4,490	27,392	1,389	290

P5N-85

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

Touchstone VST Mid Cap Growth (462)
Unit value at beginning of period	$18.14	$16.07	$14.02	$12.32	$11.15	$7.37	$10.00	—	—	—	$10.00
Unit value at end of period	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15	$7.67
Units outstanding at end of period	39,605	48,815	24,589	26,567	19,032	12,900	806

Touchstone VST Money Market (469)
Unit value at beginning of period	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00	$10.00	—	—	—	$10.00
Unit value at end of period	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00
Units outstanding at end of period	809,039	859,114	788,636	1,025,705	676,598	1,603,724	207,705

Touchstone VST Third Avenue Value (420)
Unit value at beginning of period	$53.58	$55.31	$48.38	$41.77	$33.63	$24.31	$29.87	$26.27	$23.95	$27.64	$10.00
Unit value at end of period	$32.51	$53.58	$55.31	$48.38	$41.77	$33.63	$24.31	$29.87	$26.27	$23.95
Units outstanding at end of period	132,580	203,015	251,982	285,033	282,451	319,502	322,772	354,004	210,325	261,851

Touchstone VST Aggressive ETF (498)
Unit value at beginning of period	$12.31	$11.87	$10.60	$10.27	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.61	$12.31	$11.87	$10.60	$10.27
Units outstanding at end of period	8,301	16,694	67,537	61,457	64,513

Touchstone VST Conservative ETF (400)
Unit value at beginning of period	$11.53	$11.05	$10.36	$10.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	61,111	61,322	20,241	19,953	0

Touchstone VST Enhanced ETF (499)
Unit value at beginning of period	$12.83	$12.50	$10.98	$10.50	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.68	$12.83	$12.50	$10.98	$10.50
Units outstanding at end of period	175,625	266,572	338,118	308,095	21,830

Touchstone VST Moderate ETF (497)
Unit value at beginning of period	$11.95	$11.51	$10.51	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.39	$11.95	$11.51	$10.51	$10.25
Units outstanding at end of period	71,586	68,120	59,683	66,661	3,506

Van Kampen LIT Comstock, Class II (429)
Unit value at beginning of period	$16.22	$16.83	$14.70	$14.32	$12.36	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36
Units outstanding at end of period	12,448	15,830	26,856	37,750	29,227	15,305

P5N-86

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999	Inception

Van Kampen LIT Capital Growth, Class II (459) (formerly LIT Strategic Growth)
Unit value at beginning of period	$15.60	$13.56	$13.40	$12.61	$11.98	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98
Units outstanding at end of period	2,526	5,107	5,944	5,536	5,256	3,098

Van Kampen’s UIF Emerging Markets Debt, Class I (449)
Unit value at beginning of period	$21.99	$20.93	$19.15	$17.29	$15.92	$12.62	$11.72	$10.79	$9.82	$7.69	$10.00
Unit value at end of period	$18.45	$21.99	$20.93	$19.15	$17.29	$15.92	$12.62	$11.72	$10.79	$9.82
Units outstanding at end of period	18,455	30,359	39,913	47,256	54,410	66,838	77,923	48,775	72,869	43,093

Van Kampen’s UIF Emerging Markets Equity, Class II (494)
Unit value at beginning of period	$43.20	$31.18	$23.04	$17.46	$14.39	$10.00	—	—	—	—	$10.00
Unit value at end of period	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	30,377	55,877	57,503	59,837	51,580	39,905

Van Kampen’s UIF U.S. Mid Cap Value, Class II (059)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.10
Units outstanding at end of period	2,516										5-1-08

Van Kampen’s UIF U.S. Real Estate, Class I (458)
Unit value at beginning of period	$28.17	$34.44	$25.29	$21.90	$16.27	$12.00	$12.26	$11.31	$8.87	$9.13	$10.00
Unit value at end of period	$17.26	$28.17	$34.44	$25.29	$21.90	$16.27	$12.00	$12.26	$11.31	$8.87
Units outstanding at end of period	48,850	61,492	82,218	120,343	153,612	159,787	255,494	103,226	90,292	88,783

P5N-87

Appendix B

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7 year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months.  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased three years after the initial contribution and that at that time, we’re crediting 6.25% for a four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the Market Value Adjustment would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:

$54,688.58 = $57,881.25 - $3,192.67

P5N-88

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:

$14,211.88 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

($783.91)  = - 0.0551589 X $14,211.88

The withdrawal charge would be:

$789.25 = [($14,211.88 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.88 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:

$36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased.  Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account.

P5N-89

Full Withdrawal

Upon a full withdrawal, the Market Value Adjustment would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

$1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

$57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount =    $5,788.13

Non-Free Amount subject to the 5% withdrawal charge =    $14,211.88

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.88

The withdrawal charge would be:

$726.24 = [($14,211.88 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.88 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

P5N-90

$20,312.83 = $20,000.00 - $413.41 + $726.24

The ending Account Value would be:

$37,568.42 = $57,881.25 - $20,312.83

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don’t apply to transfers.

P5N-91

Appendix C

Parties to the Contract

Owner

•      Chooses parties to the contract.

•      Can change beneficiaries any time before death of owner or annuitant.

•      Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•      Responsible for any tax penalties for withdrawals taken before age 59½.

•      Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•      Must be a natural person.

•      The measuring life for the Annuity Benefit.

•      The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant

•      Has no rights under the contract.

Joint Owner (Optional)

•      Shares in all ownership rights with owner.

•      Will be co-payee on all withdrawals and annuity payments with the owner.

•      Both joint owners must execute all choices and changes to the contract.

•      If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•      Must be designated by the owner as owner’s beneficiary.

•      Must receive a Distribution on Death of owner if the Annuitant is still alive.

•      Responsible for taxes on distribution.

•      If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•      Must be designated by the owner as the Annuitant’s beneficiary.

•      Is entitled to the Death Benefit under the contract when the Annuitant dies.

•      Is generally responsible for paying any taxes due on the Death Benefit paid.

•      If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

P5N-92

Appendix C – continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

P5N-93

Appendix D

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal equal to $5,000 in Contract Years 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a tax qualified contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	52	$100,000	N/A		$0	$0		$105,000	$5,000	(C)	$105,000		$105,000		$105,000
2	56	53		N/A		$0	$0		$110,250	$5,000	(C)	$110,000		$110,250	(D)	$110,250
3	57	54		N/A		$0	$0		$114,660	$5,000	(C)	$115,000		$114,660	(D)	$115,000
4	58	55		N/A		$0	$0		$118,100	$5,000	(C)	$120,000		$118,100	(D)	$120,000
5	59	56		N/A		$0	$0		$115,738	$5,000	(C)	$125,000		$118,100	(D)	$125,000
6	60	57		N/A		$0	$0		$115,738	$5,000	(C)	$130,000		$118,100		$130,000
7	61	58		N/A		$0	$0		$111,108	$5,000	(C)	$135,000		$118,100		$135,000
8	62	59		N/A		$5,000	$5,956	(E)	$108,330	$0		$129,044	(E)	$112,144	(E)	$129,044
9	63	60		$5,807	(F)	$5,807	$0		$102,523	$0		$129,044		$112,144		$129,044

P5N-94

10	64	61	$10,000	$6,257	(G)	$6,257		$0		$104,016	$0	$139,044	(G)	$122,144	(G)	$139,044
11	65	62		$6,257		$6,257		$0		$98,799	$0	$139,044		$122,144		$139,044
12	66	63		$6,257		$6,257		$0		$88,590	$0	$139,044		$122,144		$139,044
13	67	64		$6,257		$6,257		$0		$84,105	$0	$139,044		$122,144		$139,044
14	68	65		$6,257		$7,033	(H)	$1,371	(H)	$77,913	$0	$137,673	(H)	$120,773	(H)	$137,673
15	69	66		$6,195		$6,195		$0		$72,497	$0	$137,673		$120,773		$137,673
16	70	67		$6,195		$6,195		$0		$69,202	$0	$137,673		$120,773		$137,673
17	71	68		$6,195		$6,195		$0		$63,698	$0	$137,673		$120,773		$137,673
18	72	69		$6,195		$6,195		$0		$56,229	$0	$137,673		$120,773		$137,673
19	73	70		$6,195		$6,195		$0		$47,222	$0	$137,673		$120,773		$137,673
20	74	71		$6,195		$6,195		$0		$42,916	$0	$137,673		$120,773		$137,673
21	75	72		$6,195		$6,195		$0		$36,292	$0	$137,673		$120,773		$137,673
22	76	73		$6,195		$6,195		$0		$31,185	$0	$137,673		$120,773		$137,673
23	77	74		$6,195		$6,195		$0		$25,925	$0	$137,673		$120,773		$137,673
24	78	75		$6,195		$6,195		$0		$18,693	$0	$137,673		$120,773		$137,673
25	79	76		$6,195		$6,195		$0		$11,563	$0	$137,673		$120,773		$137,673
26	80	77		$6,195		$6,195		$0		$5,021	$0	$137,673		$120,773		$137,673
27	81	78		$6,195	(I)	$6,195		$0		$0	$0	$137,673		$120,773		$137,673
28	82	79		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
29	83	80		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
30	84	81		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673
31+	85	82		$6,195		$6,195		$0		$0	$0	$137,673		$120,773		$137,673

* APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -7 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

P5N-95

•                  5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount.  This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000; the Bonus Base after the Bonus in Contract Year 6 is $125,000+ $5,000 = $130,000; the Bonus Base after the Bonus in Contract Year 7 is $130,000+ $5,000 = $135,000.

(D)  In Contract Year 2, the Step-Up Base increases to $110,250 because the hypothetical Account Value ($110,250) is larger than the Step-Up Base in Contract Year 1($105,000).  After the step-up, the Step-Up Base ($110,250) is larger than the Bonus Base ($110,000) and therefore the Payment Base is equal to the Step-Up Base of $110,250.  In Contract Years 3 and 4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 8, the younger spouse has not yet reached age 60.  Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $5,000 (Nonguaranteed Withdrawal amount) x 1.1912 ($135,000 Payment Base divided by $113,330 Account Value [$108,330 + $5,000]) = $5,956 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•                  $135,000 Bonus Base – $5,956 Adjusted Nonguaranteed Withdrawal amount = $129,044 Bonus Base after the Nonguaranteed Withdrawal

•                  $118,100 Step-Up Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $112,144 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $129,044 (Payment Base) =$5,807 (LPA)

(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $129,044 Bonus Base + $10,000 additional contribution amount = $139,044 Bonus Base after the additional contribution.

P5N-96

•                  $112,144 Step-Up Base + $10,000 additional contribution amount = $122,144 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $139,044 (Payment Base) =$6,257 (LPA)

(H)  In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($7,033 amount withdrawn - $6,257 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x  1.767 ($139,044 Payment Base divided by $78,689 Account Value [$77,913+ $776]) = $1,371 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $139,044 Bonus Base - $1,371 Adjusted Nonguaranteed Withdrawal amount = $137,673 Bonus Base after the Nonguaranteed Withdrawal.

•                  $122,144 Step-Up Base - $1371 Adjusted Nonguaranteed Withdrawal amount = $120,773 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $137,673 x 4.5% = $6,195.

(I)  In Contract Year 27, the Account Value is reduced to zero, however the Payment Base is greater than zero; therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

P5N-97

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawals in Contract Year 8 in the amount of $25,000

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a tax qualified contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0	$99,000	$5,000	(C)	$105,000		$100,000	(D)	$105,000
2	56		N/A		$0		$0	$98,010	$5,000	(C)	$110,000		$100,000	(D)	$110,000
3	57		N/A		$0		$0	$95,070	$5,000	(C)	$115,000		$100,000	(D)	$115,000
4	58		N/A		$0		$0	$92,218	$5,000	(C)	$120,000		$100,000	(D)	$120,000
5	59		N/A		$0		$0	$91,295	$5,000	(C)	$125,000		$100,000	(D)	$125,000
6	60		$5,625	(E)	$5,625	(E)	$0	$86,583	$0		$125,000		$100,000	(D)	$125,000
7	61		$5,625		$5,625		$0	$81,824	$0		$125,000		$100,000	(D)	$125,000
8	62		$5,625		$25,000	(F)	$31,446	$57,642	$0		$93,554	(F)	$68,554	(F)	$93,554
9	63		$4,210	(F)	$4,210		$0	$52,856	$0		$93,554		$68,554		$93,554
10	64		$4,210		$4,210		$0	$48,118	$0		$93,554		$68,554		$93,554
11	65		$4,210		$4,210		$0	$41,502	$0		$93,554		$68,554		$93,554
12	66		$4,210		$4,210		$0	$37,707	$0		$93,554		$68,554		$93,554
13	67		$4,210		$4,210		$0	$33,497	$0		$93,554		$68,554		$93,554
14	68		$4,210		$33,497	(G)	N/A	$0	$0		$0		$0		$0
15	69		$0		$0		$0	$0	$0		$0		$0		$0

* APD = Annual Processing Date

P5N-98

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,00.

(D)  In Contract Years 1-8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $125,000 (Payment Base) =$5,625 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $19,375 ($25,000 amount withdrawn - $5,625 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $19,375  (Nonguaranteed Withdrawal amount) x 1.6230 ($125,000 Payment Base divided by $77,017 Account Value [$57,642+ $19,375]) = $31,446 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $125,000 Bonus Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $93,554 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $68,554 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $93,554 x 4.5% = $4,210.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

P5N-99

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account II of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2009.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity is authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio Corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account II (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $42,257,438 in 2008, $27,487,812 in 2007, and $28,232,921 in 2006.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	Nationwide Planning Associates, Inc.
Cadaret, Grant & Co., Inc.	Raymond James Financial Services, Inc.
Commonwealth Financial Network	Securities America, Inc.
First Allied Securities, Inc	Stifel, Nicolaus and Company, Incorporated
Investacorp, Inc.	Vanderbilt Securities, LLC
Janney Montgomery Scott LLC	Walnut Street Securities, Inc.
LPL Financial Corporation

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

2

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, and the annual administration charge.  Withdrawal charges are not reflected.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

In December 2008, Congress passed the Worker, Retiree and Employer Recovery Act of 2008, which allows retirement plan and TSA participants and owners of traditional IRAs to suspend their required distributions for the 2009 tax year without penalty, if they choose.  Note, however, that for individuals who turned 70½ in 2008 but deferred that first payment until April 1, 2009, they are still required to take their 2008 distribution.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account II as of December 31, 2008, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account II of National Integrity Life Insurance Company

Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

Separate Account II

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Contract Owners Separate Account II of National Integrity Life Insurance Company and

The Board of Directors National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2008, by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2008, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2009

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$1,068,495	$2	$1,068,497	$8.57	124,656
Touchstone Aggressive ETF (Pinnacle™)	71,449	1	71,450	8.61	8,301
Touchstone Baron Small Cap (Pinnacle IV™)	2,191,165	—	2,191,165	12.04	181,997
Touchstone Baron Small Cap (Pinnacle V™)	162,703	—	162,703	6.32	25,738
Touchstone Baron Small Cap (Pinnacle™)	1,553,838	—	1,553,838	20.77	74,806
Touchstone Conservative ETF (Pinnacle IV™)	1,420,336	1	1,420,337	10.25	138,586
Touchstone Conservative ETF (Pinnacle™)	628,927	—	628,927	10.29	61,111
Touchstone Core Bond (Pinnacle IV™)	1,258,994	—	1,258,994	11.07	113,768
Touchstone Core Bond (Pinnacle™)	247,786	—	247,786	11.14	22,240
Touchstone Core Bond (PinnacleV™)	205,512	—	205,512	9.82	20,926
Touchstone Enhanced ETF (Pinnacle IV™)	1,270,570	—	1,270,570	8.64	146,988
Touchstone Enhanced ETF (Pinnacle™)	1,524,458	(1)	1,524,457	8.68	175,625
Touchstone High Yield (Pinnacle IV™)	1,668,269	7	1,668,276	10.42	160,115
Touchstone High Yield (Pinnacle™)	1,196,899	1	1,196,900	10.49	114,100
Touchstone High Yield (PinnacleV™)	56,054	—	56,054	7.22	7,765
Touchstone Large Cap Core Equity (Pinnacle IV™)	2,326,909	2	2,326,911	8.70	267,613
Touchstone Large Cap Core Equity (Pinnacle™)	1,892,200	—	1,892,200	8.75	216,155
Touchstone Large Cap Core Equity (PinnacleV™)	438,038	—	438,038	6.04	72,486
Touchstone Mid Cap Growth (Pinnacle IV™)	1,918,818	(6)	1,918,812	10.72	179,074
Touchstone Mid Cap Growth (Pinnacle™)	427,246	—	427,246	10.79	39,605
Touchstone Mid Cap Growth (PinnacleV™)	135,158	(2)	135,156	6.04	22,363
Touchstone Moderate ETF (Pinnacle IV™)	3,239,604	(2)	3,239,602	9.35	346,539
Touchstone Moderate ETF (Pinnacle V™)	19,505	—	19,505	8.04	2,426
Touchstone Moderate ETF (Pinnacle™)	672,009	—	672,009	9.39	71,586
Touchstone Money Market (Pinnacle IV™)	106,408	(3)	106,405	10.99	9,679
Touchstone Money Market (Pinnacle™)	8,954,236	(1)	8,954,235	11.07	809,039
Touchstone Third Avenue Value (Pinnacle IV™)	7,795,994	(2)	7,795,992	11.03	706,534
Touchstone Third Avenue Value (Pinnacle V™)	808,028	(2)	808,026	5.44	148,586
Touchstone Third Avenue Value (Pinnacle™)	4,309,700	—	4,309,700	32.51	132,580
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV™)	1,150,712	1	1,150,713	11.54	99,691
JP Morgan Mid Cap Value (Pinnacle™)	123,321	—	123,321	9.51	12,970
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	340,438	—	340,438	18.45	18,455
Van Kampen UIF U.S. Real Estate (Pinnacle™)	843,078	—	843,078	17.26	48,850
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	766,055	(1)	766,054	5.86	130,696
Fidelity VIP Overseas (Pinnacle ™)	176,796	—	176,796	5.87	30,112
Fidelity VIP Equity-Income (Pinnacle™)	1,777,712	1	1,777,713	9.82	181,077
Fidelity VIP II Contrafund (Pinnacle™)	5,069,801	1	5,069,802	13.41	378,191
Fidelity VIP II Index 500 (Pinnacle IV ™)	179,946	—	179,946	6.12	29,403
Fidelity VIP II Index 500 (Pinnacle ™)	2,527,425	1	2,527,426	6.13	412,268
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	2,456,885	—	2,456,885	9.68	253,736
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	2,039,618	—	2,039,618	9.70	210,283
Fidelity VIP III Growth & Income (Pinnacle™)	1,468,550	(1)	1,468,549	9.60	152,934
Fidelity VIP III Growth Opportunities (Pinnacle™)	532,667	—	532,667	5.86	90,975
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV™)	1,382,413	(1)	1,382,412	7.86	175,778
Touchstone Aggressive ETF (Pinnacle V™)	98,317	—	98,317	6.78	14,503
Touchstone Conservative ETF (Pinnacle IV™)	2,857,553	1	2,857,554	9.81	291,428
Touchstone Conservative ETF (Pinnacle V™)	828,838	1	828,839	8.95	92,656
Touchstone Enhanced ETF (Pinnacle IV™)	640,463	(2)	640,461	7.63	83,960
Touchstone Enhanced ETF (Pinnacle V™)	297,333	—	297,333	6.45	46,083
Touchstone GMAB Aggressive ETF (Pinnacle IV™)	465,029	1	465,030	7.75	60,014
Touchstone GMAB Aggressive ETF (Pinnacle V™)	383,775	—	383,775	6.71	57,179
Touchstone GMAB Conservative ETF (Pinnacle IV™)	162,471	—	162,471	9.66	16,817
Touchstone GMAB Conservative ETF (Pinnacle V™)	356,483	—	356,483	8.86	40,249
Touchstone GMAB Moderate ETF (Pinnacle IV™)	2,406,413	—	2,406,413	8.58	280,477
Touchstone GMAB Moderate ETF (Pinnacle V™)	1,317,477	—	1,317,477	7.65	172,182
Touchstone Moderate ETF (Pinnacle IV™)	2,082,558	1	2,082,559	8.71	239,156
Touchstone Moderate ETF (Pinnacle V™)	447,459	(1)	447,458	7.73	57,901
Touchstone Money Market (Pinnacle IV™)	13,484,253	(2)	13,484,251	10.88	1,239,176
Touchstone Money Market (Pinnacle V™)	2,472,143	(5)	2,472,138	10.33	239,216

See accompanying notes.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)	$781,454	$(2)	$781,452	$5.72	136,646
Fidelity VIP III Mid Cap (Pinnacle™)	3,539,916	(1)	3,539,915	21.96	161,199
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	252,509	—	252,509	8.90	28,376
Fidelity VIP Asset Manager (Pinnacle V™)	29,227	—	29,227	7.48	3,909
Fidelity VIP Asset Manager (Pinnacle™)	15,454	—	15,454	8.94	1,728
Fidelity VIP Balanced (Pinnacle IV™)	1,089,691	1	1,089,692	9.20	118,455
Fidelity VIP Balanced (Pinnacle V™)	168,008	—	168,008	6.44	26,094
Fidelity VIP Balanced (Pinnacle™)	243,820	4	243,824	8.38	29,105
Fidelity VIP Contrafund (Pinnacle IV™)	8,469,798	(4)	8,469,794	10.83	782,019
Fidelity VIP Contrafund (Pinnacle V™)	1,839,109	(1)	1,839,108	6.08	302,463
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	122,629	—	122,629	5.86	20,937
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	175,772	—	175,772	5.87	29,959
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	54,157	—	54,157	5.89	9,201
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	73,201	1	73,202	9.26	7,902
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V™)	27,519	—	27,519	5.65	4,868
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	79,428	—	79,428	8.68	9,151
Fidelity VIP Equity-Income (Pinnacle IV™)	2,651,074	(1)	2,651,073	8.29	319,625
Fidelity VIP Equity-Income (Pinnacle V™)	194,823	—	194,823	5.15	37,804
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	172,728	—	172,728	7.54	22,902
Fidelity VIP Freedom 2010 (Pinnacle V ™)	403,007	—	403,007	7.47	53,921
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	475,987	—	475,987	7.34	64,883
Fidelity VIP Freedom 2015 (Pinnacle V ™)	155,763	—	155,763	7.26	21,455
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	242,211	—	242,211	6.79	35,682
Fidelity VIP Freedom 2020 (Pinnacle ™)	9,640	—	9,640	6.80	1,418
Fidelity VIP Freedom 2020 (Pinnacle V ™)	60,425	—	60,425	6.70	9,014
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	1,765	—	1,765	6.63	266
Fidelity VIP Freedom 2025 (Pinnacle V ™)	55,073	—	55,073	6.54	8,415
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	2,317	—	2,317	6.25	371
Fidelity VIP Freedom 2030 (Pinnacle V ™)	167,297	—	167,297	6.16	27,159
Fidelity VIP Growth & Income (Pinnacle IV™)	1,231,680	(3)	1,231,677	8.20	150,250
Fidelity VIP Growth & Income (Pinnacle V™)	152,809	—	152,809	5.84	26,155
Fidelity VIP Growth (Pinnacle IV™)	1,015,640	(3)	1,015,637	6.94	146,306
Fidelity VIP Growth (Pinnacle ™)	80,623	—	80,623	6.09	13,246
Fidelity VIP Growth (Pinnacle V™)	68,177	—	68,177	6.00	11,368
Fidelity VIP Growth Opportunities (Pinnacle IV™)	298,587	—	298,587	6.51	45,890
Fidelity VIP Growth Opportunities (Pinnacle V™)	76,461	—	76,461	4.84	15,785
Fidelity VIP High Income (Pinnacle IV™)	655,256	1	655,257	10.18	64,348
Fidelity VIP High Income (Pinnacle V™)	93,724	—	93,724	7.17	13,064
Fidelity VIP High Income (Pinnacle™)	48,459	—	48,459	8.88	5,459
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,679,187	—	3,679,187	6.09	603,732
Fidelity VIP II Index 500 (Pinnacle ™)	442,582	(2)	442,580	6.10	72,501
Fidelity VIP II Index 500 (Pinnacle V ™)	245,630	—	245,630	5.97	41,165
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	2,262,305	1	2,262,306	10.38	217,957
Fidelity VIP Investment Grade Bond (Pinnacle V™)	1,369,372	(1)	1,369,371	9.66	141,778
Fidelity VIP Investment Grade Bond (Pinnacle™)	1,382,840	—	1,382,840	10.43	132,598
Fidelity VIP Mid Cap (Pinnacle IV™)	3,286,301	(1)	3,286,300	13.23	248,445
Fidelity VIP Mid Cap (Pinnacle ™)	400,858	—	400,858	6.26	64,034
Fidelity VIP Mid Cap (Pinnacle V™)	548,756	—	548,756	6.19	88,660
Fidelity VIP Overseas (Pinnacle IV™)	2,405,517	2	2,405,519	9.57	251,276
Fidelity VIP Overseas (Pinnacle V™)	365,223	—	365,223	5.73	63,767
Fidelity VIP Overseas (Pinnacle™)	990,077	—	990,077	9.62	102,933
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle™)	2,685,613	(2)	2,685,611	9.41	285,353
Franklin Income Securities (Pinnacle™)	7,468,604	(1)	7,468,603	11.96	624,583
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	375,215	—	375,215	15.04	24,952
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	1,286,466	(2)	1,286,464	13.91	92,517
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)	3,705,055	—	3,705,055	9.21	402,359
Franklin Growth and Income Securities (Pinnacle ™)	774,710	—	774,710	5.75	134,791
Franklin Growth and Income Securities (Pinnacle V™)	103,809	1	103,810	5.60	18,537
Franklin Income Securities (Pinnacle IV™)	6,037,132	—	6,037,132	11.70	515,984
Franklin Income Securities (Pinnacle V™)	476,237	1	476,238	6.62	71,939
Franklin Large Cap Growth Securities (Pinnacle IV™)	1,192,657	(1)	1,192,656	9.34	127,629

See accompanying notes.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle V™)	$103,026	$—	$103,026	$6.17	16,688
Franklin Large Cap Growth Securities (Pinnacle™)	192,937	(1)	192,936	9.40	20,522
Franklin Mutual Shares Securities (Pinnacle IV™)	4,040,510	4	4,040,514	10.83	373,083
Franklin Mutual Shares Securities (Pinnacle V™)	871,058	(1)	871,057	5.83	149,358
Franklin Mutual Shares Securities (Pinnacle™)	984,010	—	984,010	10.90	90,310
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	339,059	—	339,059	5.86	57,869
Franklin Small Cap Value Securities Fund (Pinnacle ™)	323,931	—	323,931	5.87	55,192
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	87,570	—	87,570	5.83	15,009
Templeton Foreign Securities (Pinnacle IV™)	2,082,451	1	2,082,452	12.86	161,967
Templeton Foreign Securities (Pinnacle V™)	535,597	—	535,597	6.16	87,011
Templeton Foreign Securities (Pinnacle™)	445,297	—	445,297	12.94	34,425
Templeton Growth Securities (Pinnacle IV™)	1,358,819	—	1,358,819	10.55	128,737
Templeton Growth Securities (Pinnacle V™)	477,289	—	477,289	5.41	88,192
Templeton Growth Securities (Pinnacle™)	840,507	1	840,508	10.62	79,150
Van Kampen LIT Comstock (Pinnacle IV™)	795,002	(1)	795,001	10.21	77,870
Van Kampen LIT Comstock (Pinnacle V™)	39,207	(1)	39,206	5.65	6,944
Van Kampen LIT Comstock (Pinnacle™)	127,858	—	127,858	10.27	12,448
Van Kampen LIT Strategic Growth (Pinnacle IV™)	118,494	—	118,494	7.79	15,220
Van Kampen LIT Strategic Growth (Pinnacle V™)	19,000	—	19,000	5.37	3,535
Van Kampen LIT Strategic Growth (Pinnacle™)	19,783	—	19,783	7.83	2,526
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	455,840	—	455,840	8.52	53,507
Van Kampen UIF Emerging Markets Debt (Pinnacle V™)	66,800	—	66,800	8.46	7,898
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	1,739,223	—	1,739,223	18.32	94,930
Van Kampen UIF Emerging Markets Equity (Pinnacle V™)	293,286	(1)	293,285	5.29	55,447
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	559,932	1	559,933	18.43	30,377
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	665,482	(1)	665,481	4.70	141,655
Van Kampen UIF U.S. Real Estate (Pinnacle V™)	112,425	2	112,427	5.01	22,426
Van Kampen MS UIF US Mid Cap Value (Pinnacle IV™)	15,641	1	15,642	6.10	2,566
Van Kampen MS UIF US Mid Cap Value (Pinnacle V™)	1,607	—	1,607	6.09	264
Van Kampen MS UIF US Mid Cap Value (Pinnacle™)	15,348	—	15,348	6.10	2,516
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV™)	47,048	—	47,048	10.41	4,520
DWS VIT Small Cap Index VIP (Pinnacle™)	768,570	3	768,573	10.60	72,489
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV™)	429,300	—	429,300	9.37	45,822
DWS Small Cap Index VIP (Pinnacle V™)	46,757	—	46,757	5.98	7,814
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle IV™)	11,526	—	11,526	8.29	1,390
PIMCO VIT All Asset (Pinnacle V™)	14,447	—	14,447	8.28	1,744
PIMCO VIT Commodity Real Return (Pinnacle IV™)	218,667	(2)	218,665	4.79	45,612
PIMCO VIT Commodity Real Return (Pinnacle V™)	45,523	—	45,523	4.79	9,504
PIMCO VIT Commodity Real Return (Pinnacle™)	40,086	—	40,086	4.76	8,417
PIMCO VIT Low Duration (Pinnacle IV™)	4,681	(1)	4,680	9.66	485
PIMCO VIT Low Duration (Pinnacle™)	288,266	(2)	288,264	9.70	29,722
PIMCO VIT Low Duration (Pinnacle V™)	25,695	—	25,695	9.65	2,662
PIMCO VIT Real Return (Pinnacle IV™)	257,173	2	257,175	8.90	28,881
PIMCO VIT Real Return (Pinnacle V™)	320,481	—	320,481	8.90	36,021
PIMCO VIT Real Return (Pinnacle™)	28,757	1	28,758	8.92	3,223
PIMCO VIT Total Return (Pinnacle V™)	330,393	—	330,393	10.14	32,599
PIMCO VIT Total Return (Pinnacle IV™)	591,152	(4)	591,148	10.14	58,277
PIMCO VIT Total Return (Pinnacle™)	53,678	(2)	53,676	10.01	5,361
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (Pinnacle IV™)	177,922	1	177,923	8.40	21,192
Rydex VT Absolute Return Strategies (Pinnacle V™)	89,087	—	89,087	8.39	10,620
Rydex VT Alternative Strategies Allocation (Pinnacle IV™)	130,498	—	130,498	9.90	13,185
Rydex VT Alternative Strategies Allocation (Pinnacle V™)	2,876	—	2,876	9.90	291
Rydex VT Hedged Equity (Pinnacle IV™)	14,172	1	14,173	8.17	1,734
Rydex VT Hedged Equity (Pinnacle V™)	26,925	—	26,925	8.17	3,297
Rydex VT Hedged Equity (Pinnacle™)	50,720	—	50,720	7.95	6,376
Rydex VT Managed Future Strategy (Pinnacle IV™)	653,271	—	653,271	9.51	68,709
Rydex VT Managed Future Strategy (Pinnacle™)	15,083	(2)	15,081	9.51	1,586
Rydex VT Sector Rotation (Pinnacle IV™)	117,609	—	117,609	6.65	17,696
Rydex VT Sector Rotation (Pinnacle V™)	36,420	—	36,420	6.64	5,485

See accompanying notes.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$32,714	$22,169	$10,545	$(18,724)	$113,387	$162,127	$(463,966)	$(626,093)	$(531,430)	$(520,885)
Touchstone Aggressive ETF (Pinnacle ™)	2,187	1,723	464	(11,518)	7,255	(4,849)	(37,197)	(32,348)	(36,611)	(36,147)
Touchstone Baron Small Cap (Pinnacle IV ™)	—	44,545	(44,545)	(18,584)	521,666	(121,562)	(1,801,761)	(1,680,199)	(1,177,117)	(1,221,662)
Touchstone Baron Small Cap (Pinnacle V ™)	—	2,022	(2,022)	(15,005)	38,476	(10,177)	(96,586)	(86,409)	(62,938)	(64,960)
Touchstone Baron Small Cap (Pinnacle ™)	—	28,780	(28,780)	326,954	339,875	404,457	(1,091,145)	(1,495,602)	(828,773)	(857,553)
Touchstone Conservative ETF (Pinnacle IV ™)	46,232	23,054	23,178	21,852	35,332	173,579	(84,098)	(257,677)	(200,493)	(177,315)
Touchstone Conservative ETF (Pinnacle ™)	20,433	7,853	12,580	548	12,275	6,639	(73,628)	(80,267)	(67,444)	(54,864)
Touchstone Core Bond (Pinnacle IV ™)	63,343	22,038	41,305	(12,537)	—	2,494	(111,186)	(113,680)	(126,217)	(84,912)
Touchstone Core Bond (Pinnacle ™)	12,467	6,660	5,807	(7,977)	—	1,753	(18,515)	(20,268)	(28,245)	(22,438)
Touchstone Core Bond (PinnacleV ™)	10,344	1,685	8,659	(1,833)	—	(413)	(12,740)	(12,327)	(14,160)	(5,501)
Touchstone Enhanced ETF (Pinnacle IV ™)	112,171	24,923	87,248	(30,927)	322,571	189,908	(841,960)	(1,031,868)	(740,224)	(652,976)
Touchstone Enhanced ETF (Pinnacle ™)	136,094	32,886	103,208	1,208	392,981	467,437	(947,635)	(1,415,072)	(1,020,883)	(917,675)
Touchstone High Yield (Pinnacle IV ™)	135,745	31,841	103,904	(106,130)	—	(179,943)	(740,015)	(560,072)	(666,202)	(562,298)
Touchstone High Yield (Pinnacle ™)	97,378	24,259	73,119	(98,062)	—	(149,697)	(553,529)	(403,832)	(501,894)	(428,775)
Touchstone High Yield (PinnacleV ™)	4,561	811	3,750	(335)	—	(3,526)	(24,850)	(21,324)	(21,659)	(17,909)
Touchstone Large Cap Core Equity (Pinnacle IV ™)	48,294	34,458	13,836	(265,896)	128,768	(13,677)	(1,104,524)	(1,090,847)	(1,227,975)	(1,214,139)
Touchstone Large Cap Core Equity (Pinnacle ™)	40,665	24,834	15,831	(111,031)	111,961	(2,567)	(979,510)	(976,943)	(976,013)	(960,182)
Touchstone Large Cap Core Equity (PinnacleV ™)	9,217	6,009	3,208	(28,355)	24,892	(821)	(195,869)	(195,048)	(198,511)	(195,303)
Touchstone Mid Cap Growth (Pinnacle IV ™)	113,654	43,998	69,656	(213,373)	418,667	(413,523)	(2,066,186)	(1,652,663)	(1,447,369)	(1,377,713)
Touchstone Mid Cap Growth (Pinnacle ™)	21,061	9,184	11,877	(64,469)	77,580	(79,006)	(381,099)	(302,093)	(288,982)	(277,105)
Touchstone Mid Cap Growth (PinnacleV ™)	7,869	2,054	5,815	(5,296)	28,987	(2,567)	(100,013)	(97,446)	(73,755)	(67,940)
Touchstone Moderate ETF (Pinnacle IV ™)	67,626	55,573	12,053	12,537	50,648	383,543	(714,595)	(1,098,138)	(1,034,953)	(1,022,900)
Touchstone Moderate ETF (Pinnacle V ™) (May 1)*	407	232	175	(28)	299	—	(5,299)	(5,299)	(5,028)	(4,853)
Touchstone Moderate ETF (Pinnacle ™)	14,028	14,014	14	(163,061)	10,495	10,456	(122,710)	(133,166)	(285,732)	(285,718)
Touchstone Money Market (Pinnacle IV ™)	3,807	1,855	1,952	—	—	—	—	—	—	1,952
Touchstone Money Market (Pinnacle ™)	321,201	148,609	172,592	—	—	1	1	—	—	172,592
Touchstone Third Avenue Value (Pinnacle IV ™)	218,023	182,965	35,058	114,527	1,409,850	(204,458)	(7,388,466)	(7,184,008)	(5,659,631)	(5,624,573)
Touchstone Third Avenue Value (Pinnacle V ™)	22,514	10,742	11,772	(16,269)	142,656	(39,639)	(565,300)	(525,661)	(399,274)	(387,502)
Touchstone Third Avenue Value (Pinnacle ™)	120,484	105,920	14,564	(440,321)	777,476	(340,666)	(4,064,330)	(3,723,664)	(3,386,509)	(3,371,945)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	25,517	25,766	(249)	(53,696)	129,077	128,575	(653,916)	(782,491)	(707,110)	(707,359)
JP Morgan Mid Cap Value (Pinnacle ™)	3,571	3,089	482	(14,888)	18,066	26,345	(61,278)	(87,623)	(84,445)	(83,963)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	48,430	7,181	41,249	(30,973)	10,791	9,329	(93,391)	(102,720)	(122,902)	(81,653)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	142,995	20,192	122,803	(369,304)	460,666	(285,374)	(1,079,406)	(794,032)	(702,670)	(579,867)
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	65,565	20,478	45,087	(296,645)	147,310	90,582	(590,219)	(680,801)	(830,136)	(785,049)
Fidelity VIP Overseas (Pinnacle ™)	15,420	4,434	10,986	(56,314)	35,176	24,345	(146,676)	(171,021)	(192,159)	(181,173)
Fidelity VIP Equity-Income (Pinnacle ™)	66,325	41,425	24,900	(153,733)	3,349	(672,495)	(2,130,368)	(1,457,873)	(1,608,257)	(1,583,357)
Fidelity VIP II Contrafund (Pinnacle ™)	82,455	117,034	(34,579)	(163,940)	260,024	608,831	(3,980,984)	(4,589,815)	(4,493,731)	(4,528,310)
Fidelity VIP II Index 500 (Pinnacle IV ™)	5,407	3,687	1,720	(5,363)	2,780	(7,261)	(120,147)	(112,886)	(115,469)	(113,749)
Fidelity VIP II Index 500 (Pinnacle ™)	76,267	50,487	25,780	(180,257)	41,922	(117,756)	(1,687,801)	(1,570,045)	(1,708,380)	(1,682,600)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	123,206	40,448	82,758	(11,103)	—	76,190	(123,526)	(199,716)	(210,819)	(128,061)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	126,961	36,182	90,779	(22,913)	—	76,475	(104,165)	(180,640)	(203,553)	(112,774)
Fidelity VIP III Growth & Income (Pinnacle ™)	80,084	34,375	45,709	49,514	233,389	724,914	(881,538)	(1,606,452)	(1,323,549)	(1,277,840)
Fidelity VIP III Growth Opportunities (Pinnacle ™)	3,861	12,743	(8,882)	76,984	—	379,575	(408,789)	(788,364)	(711,380)	(720,262)

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	$42,483	$27,505	$14,978	$(66,029)	$140,934	$(92,348)	$(831,502)	$(739,154)	$(664,249)	$(649,271)
Touchstone Aggressive ETF (Pinnacle V ™)	3,023	1,777	1,246	(13,096)	9,973	(3,380)	(37,283)	(33,903)	(37,026)	(35,780)
Touchstone Conservative ETF (Pinnacle IV ™)	93,477	44,329	49,148	(5,608)	71,861	77,931	(385,252)	(463,183)	(396,930)	(347,782)
Touchstone Conservative ETF (Pinnacle V ™)	27,082	9,637	17,445	(33,415)	20,566	(7,075)	(101,014)	(93,939)	(106,788)	(89,343)
Touchstone Enhanced ETF (Pinnacle IV ™)	56,010	12,408	43,602	(15,898)	160,399	9,052	(506,953)	(516,005)	(371,504)	(327,902)
Touchstone Enhanced ETF (Pinnacle V ™)	25,332	3,515	21,817	(5,215)	71,822	(4,682)	(197,318)	(192,636)	(126,029)	(104,212)
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	14,291	12,518	1,773	(14,283)	47,361	(35,579)	(283,009)	(247,430)	(214,352)	(212,579)
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	11,794	7,329	4,465	(2,297)	39,088	(4,636)	(189,530)	(184,894)	(148,103)	(143,638)
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	5,308	3,606	1,702	(236)	4,041	49	(26,543)	(26,592)	(22,787)	(21,085)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	11,647	3,515	8,132	(1,084)	8,867	—	(41,155)	(41,155)	(33,372)	(25,240)
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	50,439	60,280	(9,841)	(37,142)	37,068	12,176	(692,942)	(705,118)	(705,192)	(715,033)
Touchstone GMAB Moderate ETF (Pinnacle V ™)	27,614	21,914	5,700	(3,836)	20,296	(3,361)	(333,157)	(329,796)	(313,336)	(307,636)
Touchstone Moderate ETF (Pinnacle IV ™)	43,650	37,057	6,593	(59,648)	32,175	7,054	(601,265)	(608,319)	(635,792)	(629,199)
Touchstone Moderate ETF (Pinnacle V ™)	9,379	5,222	4,157	(15,927)	6,527	(3,876)	(81,825)	(77,949)	(87,349)	(83,192)
Touchstone Money Market (Pinnacle IV ™)	352,794	179,399	173,395	—	—	—	—	—	—	173,395
Touchstone Money Market (Pinnacle V ™)	65,296	35,248	30,048	—	—	2	2	—	—	30,048
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	8,798	18,431	(9,633)	64,342	—	610,428	(246,397)	(856,825)	(792,483)	(802,116)
Fidelity VIP III Mid Cap (Pinnacle ™)	329,006	83,488	245,518	181,633	840,107	2,216,895	(1,859,407)	(4,076,302)	(3,054,562)	(2,809,044)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	27,047	5,035	22,012	(9,122)	13,636	38,238	(103,020)	(141,258)	(136,744)	(114,732)
Fidelity VIP Asset Manager (Pinnacle V ™)	1,670	320	1,350	(701)	546	(35)	(10,342)	(10,307)	(10,462)	(9,112)
Fidelity VIP Asset Manager (Pinnacle ™)	6,453	1,334	5,119	(29,730)	4,269	11,123	(6,467)	(17,590)	(43,051)	(37,932)
Fidelity VIP Balanced (Pinnacle IV ™)	40,317	21,488	18,829	(9,319)	38,369	69,943	(571,599)	(641,542)	(612,492)	(593,663)
Fidelity VIP Balanced (Pinnacle V ™)	3,958	2,163	1,795	(6,436)	1,176	(949)	(63,516)	(62,567)	(67,827)	(66,032)
Fidelity VIP Balanced (Pinnacle ™)	9,198	5,024	4,174	(46,578)	8,976	6,137	(128,532)	(134,669)	(172,271)	(168,097)
Fidelity VIP Contrafund (Pinnacle IV ™)	110,545	190,438	(79,893)	(673,941)	383,492	(1,462,033)	(8,142,692)	(6,680,659)	(6,971,108)	(7,051,001)
Fidelity VIP Contrafund (Pinnacle V ™)	21,695	26,659	(4,964)	(213,115)	32,081	(107,075)	(917,135)	(810,060)	(991,094)	(996,058)
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	633	2,593	(1,960)	(12,476)	—	(18,609)	(73,948)	(55,339)	(67,815)	(69,775)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	930	5,007	(4,077)	(110,054)	—	(56,666)	(57,107)	(441)	(110,495)	(114,572)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	280	555	(275)	(136)	—	(380)	(18,635)	(18,255)	(18,391)	(18,666)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	619	2,289	(1,670)	(40,857)	1,129	(13,197)	(61,396)	(48,199)	(87,927)	(89,597)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	185	610	(425)	(1,937)	259	(7,108)	(25,160)	(18,052)	(19,730)	(20,155)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	531	1,771	(1,240)	(58,377)	1,792	(37,175)	(44,542)	(7,367)	(63,952)	(65,192)
Fidelity VIP Equity-Income (Pinnacle IV ™)	88,991	58,113	30,878	(182,870)	4,297	(236,983)	(2,261,831)	(2,024,848)	(2,203,421)	(2,172,543)
Fidelity VIP Equity-Income (Pinnacle V ™)	6,180	3,458	2,722	(65,261)	38	(1,043)	(73,128)	(72,085)	(137,308)	(134,586)
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	7,203	3,137	4,066	(2,077)	7,423	(4,595)	(76,914)	(72,319)	(66,973)	(62,907)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	16,810	3,863	12,947	(9,515)	9,839	(3,630)	(115,848)	(112,218)	(111,894)	(98,947)
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	20,653	10,562	10,091	(50,584)	26,175	(3,060)	(189,968)	(186,908)	(211,317)	(201,226)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	6,758	4,163	2,595	(23,240)	10,697	(6,244)	(63,769)	(57,525)	(70,068)	(67,473)
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	10,551	4,572	5,979	(917)	13,929	(4,836)	(146,727)	(141,891)	(128,879)	(122,900)
Fidelity VIP Freedom 2020 (Pinnacle ™)	420	155	265	(21)	556	—	(4,880)	(4,880)	(4,345)	(4,080)
Fidelity VIP Freedom 2020 (Pinnacle V ™)	2,632	1,234	1,398	(2,204)	3,422	(3,397)	(37,946)	(34,549)	(33,331)	(31,933)
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	83	34	49	(10)	117	(87)	(1,208)	(1,121)	(1,014)	(965)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	2,601	1,060	1,541	(10,215)	3,383	(3,603)	(27,973)	(24,370)	(31,202)	(29,661)
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	106	46	60	(25)	195	(192)	(1,892)	(1,700)	(1,530)	(1,470)
Fidelity VIP Freedom 2030 (Pinnacle V ™)	7,644	2,338	5,306	(1,239)	10,714	(7,835)	(105,686)	(97,851)	(88,376)	(83,070)

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (Pinnacle IV ™)	$54,771	$26,891	$27,880	$(34,898)	$162,108	$283,083	$(827,239)	$(1,110,322)	$(983,112)	$(955,232)
Fidelity VIP Growth & Income (Pinnacle V ™)	3,445	2,509	936	(6,586)	5,982	131	(88,613)	(88,744)	(89,348)	(88,412)
Fidelity VIP Growth (Pinnacle IV ™)	9,268	24,322	(15,054)	42,335	—	558,579	(484,551)	(1,043,130)	(1,000,795)	(1,015,849)
Fidelity VIP Growth (Pinnacle ™)	736	2,191	(1,455)	(20,863)	—	14,593	(61,972)	(76,565)	(97,428)	(98,883)
Fidelity VIP Growth (Pinnacle V ™)	619	883	(264)	(605)	—	(31)	(39,966)	(39,935)	(40,540)	(40,804)
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	662	7,817	(7,155)	(12,788)	—	117,357	(265,993)	(383,350)	(396,138)	(403,293)
Fidelity VIP Growth Opportunities (Pinnacle V ™)	169	1,213	(1,044)	(3,463)	—	373	(64,970)	(65,343)	(68,806)	(69,850)
Fidelity VIP High Income (Pinnacle IV ™)	68,552	13,137	55,415	(65,476)	—	(78,936)	(303,982)	(225,046)	(290,522)	(235,107)
Fidelity VIP High Income (Pinnacle V ™)	10,379	813	9,566	(349)	—	(1,171)	(34,647)	(33,476)	(33,825)	(24,259)
Fidelity VIP High Income (Pinnacle ™)	5,421	1,458	3,963	(14,121)	—	(7,275)	(18,920)	(11,645)	(25,766)	(21,803)
Fidelity VIP II Index 500 (Pinnacle IV ™)	100,066	79,606	20,460	(294,782)	61,678	(169,062)	(2,445,337)	(2,276,275)	(2,509,379)	(2,488,919)
Fidelity VIP II Index 500 (Pinnacle ™)	12,059	9,629	2,430	(182,148)	7,491	(33,369)	(160,852)	(127,483)	(302,140)	(299,710)
Fidelity VIP II Index 500 (Pinnacle V ™)	6,534	3,016	3,518	(3,586)	563	(1,995)	(116,842)	(114,847)	(117,870)	(114,352)
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	166,382	50,301	116,081	(58,446)	—	88,982	(148,335)	(237,317)	(295,763)	(179,682)
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	59,650	24,873	34,777	(90,326)	—	946	(45,791)	(46,737)	(137,063)	(102,286)
Fidelity VIP Investment Grade Bond (Pinnacle ™)	72,981	20,015	52,966	(89,686)	—	15,702	(24,725)	(40,427)	(130,113)	(77,147)
Fidelity VIP Mid Cap (Pinnacle IV ™)	257,102	74,894	182,208	(325,326)	666,525	578,304	(2,389,723)	(2,968,027)	(2,626,828)	(2,444,620)
Fidelity VIP Mid Cap (Pinnacle ™)	60,655	13,033	47,622	(300,505)	158,779	14,758	(248,731)	(263,489)	(405,215)	(357,593)
Fidelity VIP Mid Cap (Pinnacle V ™)	12,507	7,028	5,479	(19,828)	30,852	(697)	(269,694)	(268,997)	(257,973)	(252,494)
Fidelity VIP Overseas (Pinnacle IV ™)	176,841	55,708	121,133	(455,285)	376,770	219,776	(1,987,069)	(2,206,845)	(2,285,360)	(2,164,227)
Fidelity VIP Overseas (Pinnacle V ™)	16,100	4,535	11,565	(18,228)	14,906	(3,122)	(207,471)	(204,349)	(207,671)	(196,106)
Fidelity VIP Overseas (Pinnacle ™)	77,934	22,722	55,212	(283,339)	174,521	83,839	(789,352)	(873,191)	(982,009)	(926,797)
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	161,286	52,971	108,315	12,770	317,847	394,907	(1,669,546)	(2,064,453)	(1,733,836)	(1,625,521)
Franklin Income Securities (Pinnacle ™)	706,849	152,093	554,756	832,299	165,825	2,659,818	(2,640,554)	(5,300,372)	(4,302,248)	(3,747,492)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	49,432	7,725	41,707	(19,646)	11,014	5,098	(113,621)	(118,719)	(127,351)	(85,644)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	211,255	32,246	179,009	(331,486)	680,563	(620,688)	(2,007,144)	(1,386,456)	(1,037,379)	(858,370)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	201,436	77,717	123,719	(330,826)	437,031	(999,264)	(3,510,103)	(2,510,839)	(2,404,634)	(2,280,915)
Franklin Growth and Income Securities (Pinnacle ™)	32,765	11,670	21,095	(195,036)	71,085	(191,030)	(423,477)	(232,447)	(356,398)	(335,303)
Franklin Growth and Income Securities (Pinnacle V ™)	3,222	1,229	1,993	(1,081)	6,990	(2,254)	(45,011)	(42,757)	(36,848)	(34,855)
Franklin Income Securities (Pinnacle IV ™)	548,551	128,298	420,253	(191,588)	133,793	581,766	(2,798,040)	(3,379,806)	(3,437,601)	(3,017,348)
Franklin Income Securities (Pinnacle V ™)	19,705	5,749	13,956	(40,731)	4,806	428	(141,736)	(142,164)	(178,089)	(164,133)
Franklin Large Cap Growth Securities (Pinnacle IV ™)	63,573	25,151	38,422	(10,018)	71,815	257,680	(556,747)	(814,427)	(752,630)	(714,208)
Franklin Large Cap Growth Securities (Pinnacle V ™)	3,850	1,450	2,400	(2,399)	4,350	(943)	(45,217)	(44,274)	(42,323)	(39,923)
Franklin Large Cap Growth Securities (Pinnacle ™)	12,018	4,338	7,680	(15,698)	13,577	27,471	(121,109)	(148,580)	(150,701)	(143,021)
Franklin Mutual Shares Securities (Pinnacle IV ™)	218,084	85,509	132,575	143,328	191,738	677,710	(2,438,836)	(3,116,546)	(2,781,480)	(2,648,905)
Franklin Mutual Shares Securities (Pinnacle V ™)	42,281	15,246	27,035	(51,611)	37,173	(1,881)	(466,922)	(465,041)	(479,479)	(452,444)
Franklin Mutual Shares Securities (Pinnacle ™)	49,258	17,692	31,566	41,369	43,308	174,360	(536,025)	(710,385)	(625,708)	(594,142)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	7,194	4,978	2,216	(14,245)	37,011	(2,128)	(211,701)	(209,573)	(186,807)	(184,591)
Franklin Small Cap Value Securities Fund (Pinnacle ™)	4,362	3,581	781	(69,948)	22,439	(54)	(88,148)	(88,094)	(135,603)	(134,822)
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	1,480	1,143	337	(8,773)	7,618	(77)	(46,572)	(46,495)	(47,650)	(47,313)
Templeton Foreign Securities (Pinnacle IV ™)	110,412	48,241	62,171	6,313	297,552	842,463	(1,234,473)	(2,076,936)	(1,773,071)	(1,710,900)
Templeton Foreign Securities (Pinnacle V ™)	19,609	8,733	10,876	(47,019)	52,844	224	(317,640)	(317,864)	(312,039)	(301,163)
Templeton Foreign Securities (Pinnacle ™)	36,667	15,590	21,077	(504,770)	98,818	41,859	(98,714)	(140,573)	(546,525)	(525,448)
Templeton Growth Securities (Pinnacle IV ™)	44,123	32,352	11,771	(621,707)	143,217	(55,805)	(806,135)	(750,330)	(1,228,820)	(1,217,049)
Templeton Growth Securities (Pinnacle V ™)	12,163	8,401	3,762	(41,287)	39,480	(467)	(295,140)	(294,673)	(296,480)	(292,718)

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle ™)	$12,852	$10,428	$2,424	$(177,843)	$41,717	$(6,363)	$(272,713)	$(266,350)	$(402,476)	$(400,052)
Van Kampen LIT Comstock (Pinnacle IV ™)	29,163	14,927	14,236	(136,766)	53,878	32,157	(320,455)	(352,612)	(435,500)	(421,264)
Van Kampen LIT Comstock (Pinnacle V ™)	258	525	(267)	(2,855)	478	(57)	(14,499)	(14,442)	(16,819)	(17,086)
Van Kampen LIT Comstock (Pinnacle ™)	5,907	2,660	3,247	(22,047)	10,915	7,678	(67,893)	(75,571)	(86,703)	(83,456)
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	536	3,659	(3,123)	20,960	—	86,488	(74,046)	(160,534)	(139,574)	(142,697)
Van Kampen LIT Strategic Growth (Pinnacle V ™)	38	393	(355)	(125)	—	67	(16,068)	(16,135)	(16,260)	(16,615)
Van Kampen LIT Strategic Growth (Pinnacle ™)	122	755	(633)	3,738	—	22,045	(9,262)	(31,307)	(27,569)	(28,202)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	58,723	10,062	48,661	(42,472)	13,162	1,372	(127,423)	(128,795)	(158,105)	(109,444)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	3,531	548	2,983	(1,361)	791	13	(11,971)	(11,984)	(12,554)	(9,571)
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	211,205	39,999	171,206	(298,713)	608,402	604,340	(1,934,541)	(2,538,881)	(2,229,192)	(2,057,986)
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	25,880	5,089	20,791	(20,557)	74,550	(7,684)	(361,434)	(353,750)	(299,757)	(278,966)
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	118,853	20,963	97,890	(970,293)	342,372	197,887	(248,120)	(446,007)	(1,073,928)	(976,038)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	86,191	14,227	71,964	(266,169)	299,919	(152,099)	(678,124)	(526,025)	(492,275)	(420,311)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	7,816	1,243	6,573	(21,935)	27,194	(1,798)	(73,788)	(71,990)	(66,731)	(60,158)
Van Kampen MS UIF US Mid Cap Value (Pinnacle IV ™) (May 1)*	99	33	66	(2,484)	111	—	540	540	(1,833)	(1,767)
Van Kampen MS UIF US Mid Cap Value (Pinnacle V ™) (May 1)*	188	13	175	(434)	213	—	(636)	(636)	(857)	(682)
Van Kampen MS UIF US Mid Cap Value (Pinnacle ™) (May 1)*	—	48	(48)	(120)	—	—	(864)	(864)	(984)	(1,032)
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	1,732	888	844	2,121	5,424	15,154	(18,299)	(33,453)	(25,908)	(25,064)
DWS VIT Small Cap Index VIP (Pinnacle ™)	33,998	15,406	18,592	(198,871)	106,501	(95,120)	(477,653)	(382,533)	(474,903)	(456,311)
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV ™)	16,207	8,854	7,353	(112,954)	56,075	9,285	(167,183)	(176,468)	(233,347)	(225,994)
DWS Small Cap Index VIP (Pinnacle V ™)	1,455	731	724	(7,988)	5,035	—	(13,253)	(13,253)	(16,206)	(15,482)
Non-Affiliated Advisor Class:							—		—
PIMCO VIT All Asset (Pinnacle IV ™) (May 1)*	694	146	548	(1,622)	31	—	(2,904)	(2,904)	(4,495)	(3,947)
PIMCO VIT All Asset (Pinnacle V ™) (May 1)*	1,170	325	845	(10,214)	41	—	(2,131)	(2,131)	(12,304)	(11,459)
PIMCO VIT Commodity Real Return (Pinnacle IV ™) (May 1)*	26,478	5,852	20,626	(305,856)	—	—	(55,411)	(55,411)	(361,267)	(340,641)
PIMCO VIT Commodity Real Return (Pinnacle V ™) (May 1)*	2,204	373	1,831	(1,616)	—	—	(25,110)	(25,110)	(26,726)	(24,895)
PIMCO VIT Commodity Real Return (Pinnacle ™) (May 1)*	2,984	555	2,429	(22,074)	—	—	(44,744)	(44,744)	(66,818)	(64,389)
PIMCO VIT Low Duration (Pinnacle IV ™) (May 1)*	215	67	148	(577)	48	—	(31)	(31)	(560)	(412)
PIMCO VIT Low Duration (Pinnacle ™) (May 1)*	7,698	1,995	5,703	(96)	2,947	—	(14,516)	(14,516)	(11,665)	(5,962)
PIMCO VIT Low Duration (Pinnacle V ™) (May 1)*	422	97	325	(4)	248	—	(688)	(688)	(444)	(119)
PIMCO VIT Real Return (Pinnacle IV ™) (May 1)*	7,223	3,012	4,211	(35,582)	—	—	(23,970)	(23,970)	(59,552)	(55,341)
PIMCO VIT Real Return (Pinnacle V ™) (May 1)*	6,313	2,764	3,549	(720)	—	—	(35,792)	(35,792)	(36,512)	(32,963)
PIMCO VIT Real Return (Pinnacle ™) (May 1)*	327	121	206	(1,257)	—	—	(503)	(503)	(1,760)	(1,554)
PIMCO VIT Total Return (Pinnacle V ™) (May 1)*	11,200	2,735	8,465	(2,074)	2,498	—	(5,895)	(5,895)	(5,471)	2,994
PIMCO VIT Total Return (Pinnacle IV ™) (May 1)*	18,638	4,009	14,629	(6,616)	4,685	—	720	720	(1,211)	13,418
PIMCO VIT Total Return (Pinnacle ™) (May 1)*	2,257	524	1,733	(621)	411	—	(780)	(780)	(990)	743
Non-Affiliated Investor Class: (May)*
Rydex VT Absolute Return Strategies (Pinnacle IV ™) (May 1)*	2,567	1,966	601	(49,225)	—	—	(7,309)	(7,309)	(56,534)	(55,933)
Rydex VT Absolute Return Strategies (Pinnacle V ™) (May 1)*	508	700	(192)	(3,866)	—	—	(15,172)	(15,172)	(19,038)	(19,230)
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™) (November 24)*	2,806	178	2,628	242	—	—	(3,113)	(3,113)	(2,871)	(243)
Rydex VT Alternative Strategies Allocation (Pinnacle V ™) (November 24)*	62	2	60	—	—	—	(84)	(84)	(84)	(24)
Rydex VT Hedged Equity (Pinnacle IV ™) (May 1)*	192	498	(306)	(7,334)	—	—	(3,047)	(3,047)	(10,381)	(10,687)
Rydex VT Hedged Equity (Pinnacle V ™) (May 1)*	340	205	135	(107)	—	—	(5,732)	(5,732)	(5,839)	(5,704)
Rydex VT Hedged Equity (Pinnacle ™) (May 1)*	271	117	154	(15)	—	—	(1,230)	(1,230)	(1,245)	(1,091)
Rydex VT Managed Future Strategy (Pinnacle IV ™) (November 24)*	—	575	(575)	(3)	—	—	(22,359)	(22,359)	(22,362)	(22,937)

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Investor Class (continued):
Rydex VT Managed Future Strategy (Pinnacle ™) (November 24)*	$—	$11	$(11)	$(4)	$—	$—	$(485)	$(485)	$(489)	$(500)
Rydex VT Sector Rotation (Pinnacle IV ™) (May 1)*	343	3,393	(3,050)	(112,776)	236	—	(37,258)	(37,258)	(149,798)	(152,848)
Rydex VT Sector Rotation (Pinnacle V ™) (May 1)*	72	545	(473)	(7,389)	50	—	(15,036)	(15,036)	(22,375)	(22,848)

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$10,545	$94,663	$(626,093)	$(520,885)	$—	$(166,987)	$(125,872)	$(425)	$(293,284)	$(814,169)	$1,882,666	$1,068,497	—	(16,275)	(12,475)	(28,750)
Touchstone Aggressive ETF (Pinnacle ™)	464	(4,263)	(32,348)	(36,147)	522	(8,785)	(89,587)	(73)	(97,923)	(134,070)	205,520	71,450	49	(934)	(7,508)	(8,393)
Touchstone Baron Small Cap (Pinnacle IV ™)	(44,545)	503,082	(1,680,199)	(1,221,662)	54,815	(222,114)	(161,950)	(1,349)	(330,598)	(1,552,260)	3,743,425	2,191,165	3,394	(14,082)	(10,633)	(21,321)
Touchstone Baron Small Cap (Pinnacle V ™)	(2,022)	23,471	(86,409)	(64,960)	100,956	(2,851)	61,374	(71)	159,408	94,448	68,255	162,703	11,909	(362)	7,138	18,685
Touchstone Baron Small Cap (Pinnacle ™)	(28,780)	666,829	(1,495,602)	(857,553)	2,312	(241,672)	(622,796)	(503)	(862,659)	(1,720,212)	3,274,050	1,553,838	81	(8,724)	(19,726)	(28,369)
Touchstone Conservative ETF (Pinnacle IV ™)	23,178	57,184	(257,677)	(177,315)	—	(200,671)	(16,056)	(300)	(217,027)	(394,342)	1,814,679	1,420,337	—	(17,877)	(1,466)	(19,343)
Touchstone Conservative ETF (Pinnacle ™)	12,580	12,823	(80,267)	(54,864)	—	(179,175)	156,174	(57)	(23,058)	(77,922)	706,849	628,927	—	(15,751)	15,540	(211)
Touchstone Core Bond (Pinnacle IV ™)	41,305	(12,537)	(113,680)	(84,912)	7,206	(76,416)	103,691	(283)	34,198	(50,714)	1,309,708	1,258,994	630	(6,753)	7,068	945
Touchstone Core Bond (Pinnacle ™)	5,807	(7,977)	(20,268)	(22,438)	150	(258,269)	(141,506)	(171)	(399,796)	(422,234)	670,020	247,786	13	(22,796)	(12,365)	(35,148)
Touchstone Core Bond (PinnacleV ™)	8,659	(1,833)	(12,327)	(5,501)	178,510	(45)	19,239	(232)	197,472	191,971	13,541	205,512	17,765	(28)	1,876	19,613
Touchstone Enhanced ETF (Pinnacle IV ™)	87,248	291,644	(1,031,868)	(652,976)	—	(47,898)	(68,481)	(405)	(116,784)	(769,760)	2,040,330	1,270,570	—	(5,018)	(7,554)	(12,572)
Touchstone Enhanced ETF (Pinnacle ™)	103,208	394,189	(1,415,072)	(917,675)	320	(889,682)	(87,430)	(556)	(977,348)	(1,895,023)	3,419,480	1,524,457	26	(83,408)	(7,565)	(90,947)
Touchstone High Yield (Pinnacle IV ™)	103,904	(106,130)	(560,072)	(562,298)	32,546	(321,730)	(16,839)	(640)	(306,663)	(868,961)	2,537,237	1,668,276	2,352	(24,458)	284	(21,822)
Touchstone High Yield (Pinnacle ™)	73,119	(98,062)	(403,832)	(428,775)	2,350	(367,418)	(76,690)	(467)	(442,225)	(871,000)	2,067,900	1,196,900	171	(28,313)	(5,191)	(33,333)
Touchstone High Yield (PinnacleV ™)	3,750	(335)	(21,324)	(17,909)	29,095	(575)	6,881	(30)	35,371	17,462	38,592	56,054	2,989	(75)	861	3,775
Touchstone Large Cap Core Equity (Pinnacle IV ™)	13,836	(137,128)	(1,090,847)	(1,214,139)	85,807	(206,938)	2,931,766	(979)	2,809,656	1,595,517	731,394	2,326,911	7,554	(20,120)	226,466	213,900
Touchstone Large Cap Core Equity (Pinnacle ™)	15,831	930	(976,943)	(960,182)	7,843	(214,980)	3,020,267	(1,070)	2,812,060	1,851,878	40,322	1,892,200	691	(19,905)	232,425	213,211
Touchstone Large Cap Core Equity (PinnacleV ™)	3,208	(3,463)	(195,048)	(195,303)	370,864	(14,255)	189,919	(54)	546,474	351,171	86,867	438,038	45,459	(1,910)	19,767	63,316
Touchstone Mid Cap Growth (Pinnacle IV ™)	69,656	205,294	(1,652,663)	(1,377,713)	36,614	(281,974)	(116,924)	(1,271)	(363,555)	(1,741,268)	3,660,080	1,918,812	2,405	(20,257)	(6,041)	(23,893)
Touchstone Mid Cap Growth (Pinnacle ™)	11,877	13,111	(302,093)	(277,105)	1,608	(142,360)	(39,967)	(253)	(180,972)	(458,077)	885,323	427,246	96	(9,022)	(284)	(9,210)
Touchstone Mid Cap Growth (PinnacleV ™)	5,815	23,691	(97,446)	(67,940)	147,508	(4,302)	34,168	(37)	177,337	109,397	25,759	135,156	15,804	(514)	4,543	19,833
Touchstone Moderate ETF (Pinnacle IV ™)	12,053	63,185	(1,098,138)	(1,022,900)	—	(334,701)	1,146,388	(756)	810,931	(211,969)	3,451,571	3,239,602	—	(31,762)	88,481	56,719
Touchstone Moderate ETF (Pinnacle V ™) (May 1)*	175	271	(5,299)	(4,853)	—	—	24,358	—	24,358	19,505	—	19,505	—	—	2,426	2,426
Touchstone Moderate ETF (Pinnacle ™)	14	(152,566)	(133,166)	(285,718)	25,378	(120,747)	239,552	(284)	143,899	(141,819)	813,828	672,009	2,298	(11,081)	12,249	3,466
Touchstone Money Market (Pinnacle IV ™)	1,952	—	—	1,952	—	(70,353)	(3)	(22)	(70,378)	(68,426)	174,831	106,405	—	(6,462)	—	(6,462)
Touchstone Money Market (Pinnacle ™)	172,592	—	—	172,592	96,660	(7,688,247)	7,016,991	(2,761)	(577,357)	(404,765)	9,359,000	8,954,235	8,765	(699,174)	640,334	(50,075)
Touchstone Third Avenue Value (Pinnacle IV ™)	35,058	1,524,377	(7,184,008)	(5,624,573)	137,279	(1,257,338)	(1,185,946)	(4,909)	(2,310,914)	(7,935,487)	15,731,479	7,795,992	8,243	(83,118)	(82,599)	(157,474)
Touchstone Third Avenue Value (Pinnacle V ™)	11,772	126,387	(525,661)	(387,502)	333,109	(28,077)	472,862	(69)	777,825	390,323	417,703	808,026	40,713	(3,731)	65,103	102,085
Touchstone Third Avenue Value (Pinnacle ™)	14,564	337,155	(3,723,664)	(3,371,945)	19,719	(1,023,385)	(2,190,062)	(3,097)	(3,196,825)	(6,568,770)	10,878,470	4,309,700	409	(21,125)	(49,719)	(70,435)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	(249)	75,381	(782,491)	(707,359)	—	(229,122)	(257,925)	(705)	(487,752)	(1,195,111)	2,345,824	1,150,713	—	(16,969)	(17,105)	(34,074)
JP Morgan Mid Cap Value (Pinnacle ™)	482	3,178	(87,623)	(83,963)	—	(35,723)	(54,731)	(66)	(90,520)	(174,483)	297,804	123,321	—	(2,921)	(4,746)	(7,667)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	41,249	(20,182)	(102,720)	(81,653)	25	(87,445)	(158,087)	(122)	(245,629)	(327,282)	667,720	340,438	1	(4,205)	(7,700)	(11,904)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	122,803	91,362	(794,032)	(579,867)	24,390	(147,830)	(185,494)	(440)	(309,374)	(889,241)	1,732,319	843,078	939	(5,683)	(7,898)	(12,642)
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	45,087	(149,335)	(680,801)	(785,049)	—	(71,462)	(312,571)	(359)	(384,392)	(1,169,441)	1,935,495	766,054	—	(8,292)	(43,874)	(52,166)
Fidelity VIP Overseas (Pinnacle ™)	10,986	(21,138)	(171,021)	(181,173)	—	(40,986)	(118,152)	(137)	(159,275)	(340,448)	517,244	176,796	—	(4,453)	(14,270)	(18,723)
Fidelity VIP Equity-Income (Pinnacle ™)	24,900	(150,384)	(1,457,873)	(1,583,357)	4,779	(641,326)	(115,337)	(1,082)	(752,966)	(2,336,323)	4,114,036	1,777,713	332	(45,774)	(10,533)	(55,975)
Fidelity VIP II Contrafund (Pinnacle ™)	(34,579)	96,084	(4,589,815)	(4,528,310)	16,881	(1,233,613)	(980,192)	(3,407)	(2,200,331)	(6,728,641)	11,798,443	5,069,802	803	(63,681)	(58,023)	(120,901)
Fidelity VIP II Index 500 (Pinnacle IV ™)	1,720	(2,583)	(112,886)	(113,749)	—	(12,970)	(8,639)	(49)	(21,658)	(135,407)	315,353	179,946	—	(1,589)	(999)	(2,588)
Fidelity VIP II Index 500 (Pinnacle ™)	25,780	(138,335)	(1,570,045)	(1,682,600)	1,791	(339,003)	(461,298)	(1,566)	(800,076)	(2,482,676)	5,010,102	2,527,426	302	(41,889)	(54,043)	(95,630)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	82,758	(11,103)	(199,716)	(128,061)	—	(335,785)	(150,943)	(562)	(487,290)	(615,351)	3,072,236	2,456,885	—	(33,722)	(15,058)	(48,780)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	90,779	(22,913)	(180,640)	(112,774)	—	(608,836)	(416,199)	(895)	(1,025,930)	(1,138,704)	3,178,322	2,039,618	—	(61,287)	(41,176)	(102,463)
Fidelity VIP III Growth & Income (Pinnacle ™)	45,709	282,903	(1,606,452)	(1,277,840)	27,136	(388,840)	(281,258)	(881)	(643,843)	(1,921,683)	3,390,232	1,468,549	1,871	(28,328)	(23,649)	(50,106)
Fidelity VIP III Growth Opportunities (Pinnacle ™)	(8,882)	76,984	(788,364)	(720,262)	650	(117,303)	(176,667)	(433)	(293,753)	(1,014,015)	1,546,682	532,667	59	(11,393)	(14,904)	(26,238)
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	14,978	74,905	(739,154)	(649,271)	5,604	(120,438)	(210,181)	(690)	(325,705)	(974,976)	2,357,388	1,382,412	523	(12,781)	(21,453)	(33,711)
Touchstone Aggressive ETF (Pinnacle V ™)	1,246	(3,123)	(33,903)	(35,780)	98,563	(2,209)	(14,007)	(208)	82,139	46,359	51,958	98,317	10,824	(285)	(1,387)	9,152
Touchstone Conservative ETF (Pinnacle IV ™)	49,148	66,253	(463,183)	(347,782)	111,270	(176,704)	695,898	(324)	630,140	282,358	2,575,196	2,857,554	10,524	(17,056)	63,791	57,259
Touchstone Conservative ETF (Pinnacle V ™)	17,445	(12,849)	(93,939)	(89,343)	619,829	(35,738)	32,622	(220)	616,493	527,150	301,689	828,839	64,088	(3,756)	2,284	62,616
Touchstone Enhanced ETF (Pinnacle IV ™)	43,602	144,501	(516,005)	(327,902)	13,256	(40,915)	(77,847)	(335)	(105,841)	(433,743)	1,074,204	640,461	1,335	(4,734)	(7,944)	(11,343)
Touchstone Enhanced ETF (Pinnacle V ™)	21,817	66,607	(192,636)	(104,212)	8,700	(9,221)	309,270	(37)	308,712	204,500	92,833	297,333	1,374	(1,293)	36,275	36,356
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	1,773	33,078	(247,430)	(212,579)	—	(48,040)	—	(164)	(48,204)	(260,783)	725,813	465,030	—	(5,049)	(1)	(5,050)
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	4,465	36,791	(184,894)	(143,638)	476,936	—	(1)	(60)	476,875	333,237	50,538	383,775	51,963	(9)	—	51,954

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class (continued:
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	$1,702	$3,805	$(26,592)	$(21,085)	$—	$(1,100)	$1	$(101)	$(1,200)	$(22,285)	$184,756	$162,471	—	(130)	—	(130)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	8,132	7,783	(41,155)	(25,240)	381,782	—	(59)	—	381,723	356,483	—	356,483	40,249	—	—	40,249
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	(9,841)	(74)	(705,118)	(715,033)	20,968	(106,069)	(99,999)	(90)	(185,190)	(900,223)	3,306,636	2,406,413	2,095	(10,150)	(12,144)	(20,199)
Touchstone GMAB Moderate ETF (Pinnacle V ™)	5,700	16,460	(329,796)	(307,636)	1,480,160	—	—	(30)	1,480,130	1,172,494	144,983	1,317,477	157,419	(4)	—	157,415
Touchstone Moderate ETF (Pinnacle IV ™)	6,593	(27,473)	(608,319)	(629,199)	12,406	(120,042)	(124,861)	(476)	(232,973)	(862,172)	2,944,731	2,082,559	1,303	(11,601)	(15,991)	(26,289)
Touchstone Moderate ETF (Pinnacle V ™)	4,157	(9,400)	(77,949)	(83,192)	272,159	(19,323)	177,602	(60)	430,378	347,186	100,272	447,458	30,086	(2,073)	19,713	47,726
Touchstone Money Market (Pinnacle IV ™)	173,395	—	—	173,395	335,666	(2,505,316)	4,337,475	(9,208)	2,158,617	2,332,012	11,152,239	13,484,251	31,097	(232,295)	400,815	199,617
Touchstone Money Market (Pinnacle V ™)	30,048	—	—	30,048	2,804,921	(30,796)	(733,599)	(42)	2,040,484	2,070,532	401,606	2,472,138	274,423	(2,991)	(71,594)	199,838
Non-Affiliated Service Class:				—					—			—				—
Fidelity VIP Growth (Pinnacle ™)	(9,633)	64,342	(856,825)	(802,116)	—	(201,777)	(137,728)	(482)	(339,987)	(1,142,103)	1,923,555	781,452	—	(21,943)	(16,487)	(38,430)
Fidelity VIP III Mid Cap (Pinnacle ™)	245,518	1,021,740	(4,076,302)	(2,809,044)	3,578	(1,090,324)	(1,217,182)	(1,654)	(2,305,582)	(5,114,626)	8,654,541	3,539,915	131	(33,570)	(40,534)	(73,973)
Non-Affiliated Service Class 2:				—					—			—				—
Fidelity VIP Asset Manager (Pinnacle IV ™)	22,012	4,514	(141,258)	(114,732)	3,688	(6,565)	16,485	(80)	13,528	(101,204)	353,713	252,509	315	(579)	792	528
Fidelity VIP Asset Manager (Pinnacle V ™)	1,350	(155)	(10,307)	(9,112)	7,428	—	16,729	(3)	24,154	15,042	14,185	29,227	682	—	1,899	2,581
Fidelity VIP Asset Manager (Pinnacle ™)	5,119	(25,461)	(17,590)	(37,932)	—	(53,108)	(41,104)	(8)	(94,220)	(132,152)	147,606	15,454	—	(4,663)	(5,187)	(9,850)
Fidelity VIP Balanced (Pinnacle IV ™)	18,829	29,050	(641,542)	(593,663)	4,657	(96,023)	12,785	(469)	(79,050)	(672,713)	1,762,405	1,089,692	377	(7,991)	1,744	(5,870)
Fidelity VIP Balanced (Pinnacle V ™)	1,795	(5,260)	(62,567)	(66,032)	166,548	(4,648)	48,968	(8)	210,860	144,828	23,180	168,008	17,933	(543)	6,370	23,760
Fidelity VIP Balanced (Pinnacle ™)	4,174	(37,602)	(134,669)	(168,097)	—	(87,582)	64,411	(70)	(23,241)	(191,338)	435,162	243,824	—	(7,118)	2,480	(4,638)
Fidelity VIP Contrafund (Pinnacle IV ™)	(79,893)	(290,449)	(6,680,659)	(7,051,001)	246,905	(1,039,033)	(767,768)	(4,019)	(1,563,915)	(8,614,916)	17,084,710	8,469,794	14,838	(69,158)	(54,518)	(108,838)
Fidelity VIP Contrafund (Pinnacle V ™)	(4,964)	(181,034)	(810,060)	(996,058)	1,596,131	(31,929)	813,382	(579)	2,377,005	1,380,947	458,161	1,839,108	166,233	(3,955)	97,675	259,953
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(1,960)	(12,476)	(55,339)	(69,775)	450	(9,668)	(18,252)	(42)	(27,512)	(97,287)	219,916	122,629	57	(1,211)	(2,341)	(3,495)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(4,077)	(110,054)	(441)	(114,572)	1,300	(24,866)	(244,045)	(89)	(267,700)	(382,272)	558,044	175,772	155	(3,103)	(29,048)	(31,996)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(275)	(136)	(18,255)	(18,666)	25,180	—	35,536	—	60,716	42,050	12,107	54,157	2,929	—	4,935	7,864
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	(1,670)	(39,728)	(48,199)	(89,597)	2,852	(3,972)	(190,793)	(74)	(191,987)	(281,584)	354,786	73,202	209	(324)	(14,119)	(14,234)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	(425)	(1,678)	(18,052)	(20,155)	3,784	(3,241)	376	(1)	918	(19,237)	46,756	27,519	439	(419)	72	92
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	(1,240)	(56,585)	(7,367)	(65,192)	1,800	(9,232)	(172,911)	(168)	(180,511)	(245,703)	325,131	79,428	131	(689)	(11,965)	(12,523)
Fidelity VIP Equity-Income (Pinnacle IV ™)	30,878	(178,573)	(2,024,848)	(2,172,543)	52,516	(297,711)	(217,917)	(1,085)	(464,197)	(2,636,740)	5,287,813	2,651,073	4,346	(24,447)	(19,551)	(39,652)
Fidelity VIP Equity-Income (Pinnacle V ™)	2,722	(65,223)	(72,085)	(134,586)	285,711	(28,652)	62,219	(12)	319,266	184,680	10,143	194,823	35,065	(3,712)	5,343	36,696
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	4,066	5,346	(72,319)	(62,907)	—	(9,600)	1	—	(9,599)	(72,506)	245,234	172,728	—	(1,076)	—	(1,076)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	12,947	324	(112,218)	(98,947)	441,068	(12,719)	369	(552)	428,166	329,219	73,788	403,007	48,109	(1,500)	39	46,648
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	10,091	(24,409)	(186,908)	(201,226)	4,606	(30,565)	245,955	(50)	219,946	18,720	457,267	475,987	469	(3,347)	23,103	20,225
Fidelity VIP Freedom 2015 (Pinnacle V ™)	2,595	(12,543)	(57,525)	(67,473)	333,217	(12,400)	(230,955)	(30)	89,832	22,359	133,404	155,763	34,105	(1,290)	(24,512)	8,303
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	5,979	13,012	(141,891)	(122,900)	1,000	—	666	(9)	1,657	(121,243)	363,454	242,211	156	(1)	70	225
Fidelity VIP Freedom 2020 (Pinnacle ™)	265	535	(4,880)	(4,080)	—	—	13,736	(16)	13,720	9,640	—	9,640	—	(2)	1,420	1,418
Fidelity VIP Freedom 2020 (Pinnacle V ™)	1,398	1,218	(34,549)	(31,933)	10,200	(7,020)	202	—	3,382	(28,551)	88,976	60,425	1,048	(837)	22	233
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	49	107	(1,121)	(965)	—	—	1	(11)	(10)	(975)	2,740	1,765	—	(1)	—	(1)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	1,541	(6,832)	(24,370)	(29,661)	6,450	—	4,531	(480)	10,501	(19,160)	74,233	55,073	607	(72)	551	1,086
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	60	170	(1,700)	(1,470)	—	—	369	(15)	354	(1,116)	3,433	2,317	—	(2)	39	37
Fidelity VIP Freedom 2030 (Pinnacle V ™)	5,306	9,475	(97,851)	(83,070)	147,508	(2,504)	5,419	(3)	150,420	67,350	99,947	167,297	16,897	(276)	662	17,283
Fidelity VIP Growth & Income (Pinnacle IV ™)	27,880	127,210	(1,110,322)	(955,232)	144,563	(161,104)	73,017	(720)	55,756	(899,476)	2,131,153	1,231,677	11,481	(14,936)	4,853	1,398
Fidelity VIP Growth & Income (Pinnacle V ™)	936	(604)	(88,744)	(88,412)	200,086	(5,431)	20,304	(143)	214,816	126,404	26,405	152,809	22,205	(722)	2,087	23,570
Fidelity VIP Growth (Pinnacle IV ™)	(15,054)	42,335	(1,043,130)	(1,015,849)	27,970	(171,669)	(1,635)	(551)	(145,885)	(1,161,734)	2,177,371	1,015,637	2,547	(15,889)	(3,217)	(16,559)
Fidelity VIP Growth (Pinnacle ™)	(1,455)	(20,863)	(76,565)	(98,883)	1,112	(11,031)	(143,212)	(22)	(153,153)	(252,036)	332,659	80,623	133	(1,103)	(14,191)	(15,161)
Fidelity VIP Growth (Pinnacle V ™)	(264)	(605)	(39,935)	(40,804)	62,776	(308)	43,076	(12)	105,532	64,728	3,449	68,177	6,121	(56)	5,005	11,070
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	(7,155)	(12,788)	(383,350)	(403,293)	2,182	(20,242)	(27,796)	(419)	(46,275)	(449,568)	748,155	298,587	197	(2,004)	(3,137)	(4,944)
Fidelity VIP Growth Opportunities (Pinnacle V ™)	(1,044)	(3,463)	(65,343)	(69,850)	96,535	—	23,934	(20)	120,449	50,599	25,862	76,461	10,974	(4)	2,457	13,427
Fidelity VIP High Income (Pinnacle IV ™)	55,415	(65,476)	(225,046)	(235,107)	1,394	(106,876)	(57,289)	(200)	(162,971)	(398,078)	1,053,335	655,257	106	(8,079)	(3,988)	(11,961)
Fidelity VIP High Income (Pinnacle V ™)	9,566	(349)	(33,476)	(24,259)	23,140	(1,841)	80,786	(13)	102,072	77,813	15,911	93,724	2,363	(195)	9,262	11,430
Fidelity VIP High Income (Pinnacle ™)	3,963	(14,121)	(11,645)	(21,803)	—	(8,707)	(19,618)	(2)	(28,327)	(50,130)	98,589	48,459	—	(758)	(1,984)	(2,742)
Fidelity VIP II Index 500 (Pinnacle IV ™)	20,460	(233,104)	(2,276,275)	(2,488,919)	35,358	(441,046)	(434,310)	(1,493)	(841,491)	(3,330,410)	7,009,597	3,679,187	4,135	(56,072)	(56,634)	(108,571)
Fidelity VIP II Index 500 (Pinnacle ™)	2,430	(174,657)	(127,483)	(299,710)	10,130	(91,201)	81,374	(351)	(48)	(299,758)	742,338	442,580	1,170	(11,531)	7,479	(2,882)
Fidelity VIP II Index 500 (Pinnacle V ™)	3,518	(3,023)	(114,847)	(114,352)	95,801	(10,713)	225,265	(13)	310,340	195,988	49,642	245,630	11,242	(1,394)	26,170	36,018

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	$116,081	$(58,446)	$(237,317)	$(179,682)	$132,058	$(298,866)	$(1,333,328)	$(603)	$(1,500,739)	$(1,680,421)	$3,942,727	$2,262,306	11,934	(28,083)	(127,271)	(143,420)
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	34,777	(90,326)	(46,737)	(102,286)	1,874,312	(47,840)	(436,276)	(136)	1,390,060	1,287,774	81,597	1,369,371	183,774	(4,789)	(45,236)	133,749
Fidelity VIP Investment Grade Bond (Pinnacle ™)	52,966	(89,686)	(40,427)	(77,147)	8,277	(371,101)	1,131,925	(308)	768,793	691,646	691,194	1,382,840	767	(35,269)	103,982	69,480
Fidelity VIP Mid Cap (Pinnacle IV ™)	182,208	341,199	(2,968,027)	(2,444,620)	67,480	(474,933)	(529,314)	(1,984)	(938,751)	(3,383,371)	6,669,671	3,286,300	3,607	(26,288)	(28,963)	(51,644)
Fidelity VIP Mid Cap (Pinnacle ™)	47,622	(141,726)	(263,489)	(357,593)	10,030	(174,314)	(620,586)	(421)	(785,291)	(1,142,884)	1,543,742	400,858	1,100	(19,074)	(64,904)	(82,878)
Fidelity VIP Mid Cap (Pinnacle V ™)	5,479	11,024	(268,997)	(252,494)	365,803	(11,128)	216,217	(87)	570,805	318,311	230,445	548,756	41,673	(1,341)	26,192	66,524
Fidelity VIP Overseas (Pinnacle IV ™)	121,133	(78,515)	(2,206,845)	(2,164,227)	108,309	(375,260)	(28,193)	(1,152)	(296,296)	(2,460,523)	4,866,042	2,405,519	6,816	(26,935)	(9,310)	(29,429)
Fidelity VIP Overseas (Pinnacle V ™)	11,565	(3,322)	(204,349)	(196,106)	199,943	(10,799)	216,999	(151)	405,992	209,886	155,337	365,223	24,426	(1,367)	25,746	48,805
Fidelity VIP Overseas (Pinnacle ™)	55,212	(108,818)	(873,191)	(926,797)	5,854	(147,890)	(162,981)	(773)	(305,790)	(1,232,587)	2,222,664	990,077	373	(10,864)	(14,318)	(24,809)
Non-Affiliated Class 1:				—					—			—				—
Franklin Growth and Income Securities (Pinnacle ™)	108,315	330,617	(2,064,453)	(1,625,521)	1,489	(463,647)	(197,065)	(2,025)	(661,248)	(2,286,769)	4,972,380	2,685,611	128	(38,142)	(15,636)	(53,650)
Franklin Income Securities (Pinnacle ™)	554,756	998,124	(5,300,372)	(3,747,492)	36,930	(2,667,868)	(1,115,520)	(3,701)	(3,750,159)	(7,497,651)	14,966,254	7,468,603	2,447	(171,272)	(78,139)	(246,964)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	41,707	(8,632)	(118,719)	(85,644)	—	(54,990)	(126,154)	(167)	(181,311)	(266,955)	642,170	375,215	—	(3,284)	(7,546)	(10,830)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	179,009	349,077	(1,386,456)	(858,370)	—	(375,659)	(271,952)	(599)	(648,210)	(1,506,580)	2,793,044	1,286,464	—	(16,675)	(13,736)	(30,411)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	123,719	106,205	(2,510,839)	(2,280,915)	33,128	(425,125)	(387,420)	(1,760)	(781,177)	(3,062,092)	6,767,147	3,705,055	2,636	(35,413)	(34,550)	(67,327)
Franklin Growth and Income Securities (Pinnacle ™)	21,095	(123,951)	(232,447)	(335,303)	8,618	(172,170)	163,167	(317)	(702)	(336,005)	1,110,715	774,710	1,075	(22,505)	32,584	11,154
Franklin Growth and Income Securities (Pinnacle V ™)	1,993	5,909	(42,757)	(34,855)	65,072	(415)	24,858	(89)	89,426	54,571	49,239	103,810	9,267	(76)	3,732	12,923
Franklin Income Securities (Pinnacle IV ™)	420,253	(57,795)	(3,379,806)	(3,017,348)	65,709	(581,444)	(728,619)	(1,592)	(1,245,946)	(4,263,294)	10,300,426	6,037,132	4,119	(38,474)	(59,935)	(94,290)
Franklin Income Securities (Pinnacle V ™)	13,956	(35,925)	(142,164)	(164,133)	156,549	(15,900)	231,129	(35)	371,743	207,610	268,628	476,238	18,323	(1,844)	27,359	43,838
Franklin Large Cap Growth Securities (Pinnacle IV ™)	38,422	61,797	(814,427)	(714,208)	1,990	(178,148)	(92,163)	(361)	(268,682)	(982,890)	2,175,546	1,192,656	158	(14,030)	(8,706)	(22,578)
Franklin Large Cap Growth Securities (Pinnacle V ™)	2,400	1,951	(44,274)	(39,923)	54,996	(3,510)	38,262	(164)	89,584	49,661	53,365	103,026	6,298	(464)	5,283	11,117
Franklin Large Cap Growth Securities (Pinnacle ™)	7,680	(2,121)	(148,580)	(143,021)	144	(42,380)	(322,392)	(73)	(364,701)	(507,722)	700,658	192,936	12	(3,299)	(24,324)	(27,611)
Franklin Mutual Shares Securities (Pinnacle IV ™)	132,575	335,066	(3,116,546)	(2,648,905)	15,188	(404,037)	(585,204)	(1,495)	(975,548)	(3,624,453)	7,664,967	4,040,514	977	(27,625)	(38,906)	(65,554)
Franklin Mutual Shares Securities (Pinnacle V ™)	27,035	(14,438)	(465,041)	(452,444)	645,213	(26,860)	268,941	(272)	887,022	434,578	436,479	871,057	72,673	(3,457)	33,805	103,021
Franklin Mutual Shares Securities (Pinnacle ™)	31,566	84,677	(710,385)	(594,142)	5,620	(201,879)	(69,744)	(637)	(266,640)	(860,782)	1,844,792	984,010	349	(13,711)	(1,367)	(14,729)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	2,216	22,766	(209,573)	(184,591)	3,414	(8,651)	488,789	(83)	483,469	298,878	40,181	339,059	391	(1,113)	54,064	53,342
Franklin Small Cap Value Securities Fund (Pinnacle ™)	781	(47,509)	(88,094)	(134,822)	840	(27,538)	484,906	(146)	458,062	323,240	691	323,931	97	(3,457)	58,474	55,114
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	337	(1,155)	(46,495)	(47,313)	31,445	(5,859)	107,259	(14)	132,831	85,518	2,052	87,570	3,819	(750)	11,708	14,777
Templeton Foreign Securities (Pinnacle IV ™)	62,171	303,865	(2,076,936)	(1,710,900)	48,792	(252,962)	(342,338)	(832)	(547,340)	(2,258,240)	4,340,692	2,082,452	2,560	(13,742)	(25,210)	(36,392)
Templeton Foreign Securities (Pinnacle V ™)	10,876	5,825	(317,864)	(301,163)	577,668	(4,489)	207,164	(180)	780,163	479,000	56,597	535,597	57,014	(577)	25,177	81,614
Templeton Foreign Securities (Pinnacle ™)	21,077	(405,952)	(140,573)	(525,448)	572	(112,869)	(775,831)	(208)	(888,336)	(1,413,784)	1,859,081	445,297	31	(6,308)	(43,826)	(50,103)
Templeton Growth Securities (Pinnacle IV ™)	11,771	(478,490)	(750,330)	(1,217,049)	29,476	(119,067)	(378,748)	(385)	(468,724)	(1,685,773)	3,044,592	1,358,819	1,770	(8,352)	(28,629)	(35,211)
Templeton Growth Securities (Pinnacle V ™)	3,762	(1,807)	(294,673)	(292,718)	531,186	(3,440)	206,409	(190)	733,965	441,247	36,042	477,289	57,891	(536)	27,056	84,411
Templeton Growth Securities (Pinnacle ™)	2,424	(136,126)	(266,350)	(400,052)	—	(72,992)	417,449	(166)	344,291	(55,761)	896,269	840,508	—	(5,232)	36,362	31,130
Van Kampen LIT Comstock (Pinnacle IV ™)	14,236	(82,888)	(352,612)	(421,264)	240	(130,595)	37,397	(236)	(93,194)	(514,458)	1,309,459	795,001	18	(9,043)	5,751	(3,274)
Van Kampen LIT Comstock (Pinnacle V ™)	(267)	(2,377)	(14,442)	(17,086)	35,391	—	13,118	(142)	48,367	31,281	7,925	39,206	4,283	(21)	1,795	6,057
Van Kampen LIT Comstock (Pinnacle ™)	3,247	(11,132)	(75,571)	(83,456)	216	(17,290)	(28,264)	(98)	(45,436)	(128,892)	256,750	127,858	16	(1,400)	(1,998)	(3,382)
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	(3,123)	20,960	(160,534)	(142,697)	1,085	(93,145)	(44,830)	(76)	(136,966)	(279,663)	398,157	118,494	78	(7,219)	(3,283)	(10,424)
Van Kampen LIT Strategic Growth (Pinnacle V ™)	(355)	(125)	(16,135)	(16,615)	13,529	—	13,795	(20)	27,304	10,689	8,311	19,000	1,339	(4)	1,425	2,760
Van Kampen LIT Strategic Growth (Pinnacle ™)	(633)	3,738	(31,307)	(28,202)	—	(19,051)	(12,621)	(31)	(31,703)	(59,905)	79,688	19,783	—	(1,683)	(898)	(2,581)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	48,661	(29,310)	(128,795)	(109,444)	12,291	(27,231)	(37,532)	(126)	(52,598)	(162,042)	617,882	455,840	1,203	(2,881)	(5,582)	(7,260)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	2,983	(570)	(11,984)	(9,571)	19,331	(168)	55,963	(14)	75,112	65,541	1,259	66,800	1,917	(20)	5,876	7,773
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	171,206	309,689	(2,538,881)	(2,057,986)	31,390	(172,631)	336,791	(1,053)	194,497	(1,863,489)	3,602,712	1,739,223	928	(5,193)	15,371	11,106
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	20,791	53,993	(353,750)	(278,966)	133,142	(15,433)	164,876	(167)	282,418	3,452	289,833	293,285	13,857	(1,800)	20,056	32,113
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	97,890	(627,921)	(446,007)	(976,038)	13,761	(617,915)	(273,021)	(544)	(877,719)	(1,853,757)	2,413,690	559,933	425	(17,529)	(8,396)	(25,500)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	71,964	33,750	(526,025)	(420,311)	163,043	(189,448)	285,566	(544)	258,617	(161,694)	827,175	665,481	21,642	(24,621)	37,155	34,176
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	6,573	5,259	(71,990)	(60,158)	60,428	(4,560)	102,486	(58)	158,296	98,138	14,289	112,427	8,182	(632)	13,138	20,688
Van Kampen MS UIF US Mid Cap Value (Pinnacle IV ™) (May 1)*	66	(2,373)	540	(1,767)	—	(122)	17,531	—	17,409	15,642	—	15,642	—	(20)	2,586	2,566
Van Kampen MS UIF US Mid Cap Value (Pinnacle V ™) (May 1)*	175	(221)	(636)	(682)	777	(182)	1,695	(1)	2,289	1,607	—	1,607	96	(32)	200	264
Van Kampen MS UIF US Mid Cap Value (Pinnacle ™) (May 1)*	(48)	(120)	(864)	(1,032)	—	(1,323)	17,703	—	16,380	15,348	—	15,348	—	(223)	2,739	2,516

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	$844	$7,545	$(33,453)	$(25,064)	$—	$(40)	$(4,193)	$(34)	$(4,267)	$(29,331)	$76,379	$47,048	—	(6)	(238)	(244)
DWS VIT Small Cap Index VIP (Pinnacle ™)	18,592	(92,370)	(382,533)	(456,311)	7,688	(207,269)	(331,863)	(365)	(531,809)	(988,120)	1,756,693	768,573	540	(14,408)	(21,311)	(35,179)
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV ™)	7,353	(56,879)	(176,468)	(225,994)	7,269	(121,688)	(52,693)	(283)	(167,395)	(393,389)	822,689	429,300	568	(10,185)	(1,391)	(11,008)
DWS Small Cap Index VIP (Pinnacle V ™)	724	(2,953)	(13,253)	(15,482)	111,088	(2,229)	(46,615)	(5)	62,239	46,757	—	46,757	13,607	(266)	(5,527)	7,814
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle IV ™) (May 1)*	548	(1,591)	(2,904)	(3,947)	—	—	15,473	—	15,473	11,526	—	11,526	—	—	1,390	1,390
PIMCO VIT All Asset (Pinnacle V ™) (May 1)*	845	(10,173)	(2,131)	(11,459)	769	(805)	25,944	(2)	25,906	14,447	—	14,447	75	(101)	1,770	1,744
PIMCO VIT Commodity Real Return (Pinnacle IV ™) (May 1)*	20,626	(305,856)	(55,411)	(340,641)	6,901	(67,377)	619,879	(97)	559,306	218,665	—	218,665	718	(6,898)	51,792	45,612
PIMCO VIT Commodity Real Return (Pinnacle V ™) (May 1)*	1,831	(1,616)	(25,110)	(24,895)	47,328	(94)	23,246	(62)	70,418	45,523	—	45,523	6,262	(26)	3,268	9,504
PIMCO VIT Commodity Real Return (Pinnacle ™) (May 1)*	2,429	(22,074)	(44,744)	(64,389)	—	(1,083)	105,628	(70)	104,475	40,086	—	40,086	—	(167)	8,584	8,417
PIMCO VIT Low Duration (Pinnacle IV ™) (May 1)*	148	(529)	(31)	(412)	—	(5,837)	10,961	(32)	5,092	4,680	—	4,680	—	(627)	1,112	485
PIMCO VIT Low Duration (Pinnacle ™) (May 1)*	5,703	2,851	(14,516)	(5,962)	—	—	294,226	—	294,226	288,264	—	288,264	—	—	29,722	29,722
PIMCO VIT Low Duration (Pinnacle V ™) (May 1)*	325	244	(688)	(119)	22,964	—	2,850	—	25,814	25,695	—	25,695	2,360	—	302	2,662
PIMCO VIT Real Return (Pinnacle IV ™) (May 1)*	4,211	(35,582)	(23,970)	(55,341)	19,652	(8,366)	301,277	(47)	312,516	257,175	—	257,175	1,966	(888)	27,803	28,881
PIMCO VIT Real Return (Pinnacle V ™) (May 1)*	3,549	(720)	(35,792)	(32,963)	331,460	(9,000)	31,046	(62)	353,444	320,481	—	320,481	33,561	(889)	3,349	36,021
PIMCO VIT Real Return (Pinnacle ™) (May 1)*	206	(1,257)	(503)	(1,554)	—	—	30,320	(8)	30,312	28,758	—	28,758	—	(1)	3,224	3,223
PIMCO VIT Total Return (Pinnacle V ™) (May 1)*	8,465	424	(5,895)	2,994	188,184	(1,006)	140,833	(612)	327,399	330,393	—	330,393	18,713	(163)	14,049	32,599
PIMCO VIT Total Return (Pinnacle IV ™) (May 1)*	14,629	(1,931)	720	13,418	1,000	(17,030)	593,833	(73)	577,730	591,148	—	591,148	102	(1,720)	59,895	58,277
PIMCO VIT Total Return (Pinnacle ™) (May 1)*	1,733	(210)	(780)	743	—	(1,568)	54,507	(6)	52,933	53,676	—	53,676	—	(161)	5,522	5,361
Non-Affiliated Investor Class: (May)*
Rydex VT Absolute Return Strategies (Pinnacle IV ™) (May 1)*	601	(49,225)	(7,309)	(55,933)	10,000	(708)	224,590	(26)	233,856	177,923	—	177,923	991	(89)	20,290	21,192
Rydex VT Absolute Return Strategies (Pinnacle V ™) (May 1)*	(192)	(3,866)	(15,172)	(19,230)	15,164	(1,019)	94,173	(1)	108,317	89,087	—	89,087	1,488	(124)	9,256	10,620
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™) (November 24)*	2,628	242	(3,113)	(243)	—	(243)	130,992	(8)	130,741	130,498	—	130,498	18,343	(25)	(5,133)	13,185
Rydex VT Alternative Strategies Allocation (Pinnacle V ™) (November 24)*	60	—	(84)	(24)	2,900	—	—	—	2,900	2,876	—	2,876	291	—	—	291
Rydex VT Hedged Equity (Pinnacle IV ™) (May 1)*	(306)	(7,334)	(3,047)	(10,687)	—	(2,515)	27,400	(25)	24,860	14,173	—	14,173	—	(276)	2,010	1,734
Rydex VT Hedged Equity (Pinnacle V ™) (May 1)*	135	(107)	(5,732)	(5,704)	18,106	(317)	14,843	(3)	32,629	26,925	—	26,925	1,845	(40)	1,492	3,297
Rydex VT Hedged Equity (Pinnacle ™) (May 1)*	154	(15)	(1,230)	(1,091)	—	—	51,811	—	51,811	50,720	—	50,720	—	—	6,376	6,376
Rydex VT Managed Future Strategy (Pinnacle IV ™) (November 24)*	(575)	(3)	(22,359)	(22,937)	—	(840)	677,048	—	676,208	653,271	—	653,271	—	(85)	68,794	68,709
Rydex VT Managed Future Strategy (Pinnacle ™) (November 24)*	(11)	(4)	(485)	(500)	—	(174)	15,755	—	15,581	15,081	—	15,081	—	(18)	1,604	1,586
Rydex VT Sector Rotation (Pinnacle IV ™) (May 1)*	(3,050)	(112,540)	(37,258)	(152,848)	—	(21,095)	291,615	(63)	270,457	117,609	—	117,609	—	(2,214)	19,910	17,696
Rydex VT Sector Rotation (Pinnacle V ™) (May 1)*	(473)	(7,339)	(15,036)	(22,848)	19,103	—	40,229	(64)	59,268	36,420	—	36,420	1,866	(8)	3,627	5,485

See accompanying notes.

* - 2008 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$1,108	$237,195	$(137,899)	$100,404	$—	$(126,475)	$(902,354)	$(488)	$(1,029,317)	$(928,913)	$2,811,579	$1,882,666	—	(10,254)	(73,668)	(83,922)
Touchstone Balanced (Pinnacle IV ™)	83,022	163,033	(155,403)	90,652	205,334	(187,787)	(162,259)	(238)	(144,950)	(54,298)	2,189,276	2,134,978	14,311	(13,120)	(11,040)	(9,849)
Touchstone Baron Small Cap (Pinnacle IV ™)	(63,103)	1,061,087	(936,797)	61,187	372,436	(180,797)	(610,180)	(1,479)	(420,020)	(358,833)	4,102,258	3,743,425	19,726	(9,624)	(32,404)	(22,302)
Touchstone Baron Small Cap (Pinnacle V ™) (May 21)*	(150)	8,668	(10,177)	(1,659)	57,952	—	11,962	—	69,914	68,255	—	68,255	5,844	—	1,209	7,053
Touchstone Conservative ETF (Pinnacle IV ™)	4,265	30,984	43,614	78,863	—	(129,920)	(46,348)	(299)	(176,567)	(97,704)	1,912,383	1,814,679	—	(11,485)	(4,034)	(15,519)
Touchstone Core Bond (Pinnacle IV ™)	39,386	1,023	5,539	45,948	71,226	(48,062)	173,570	(224)	196,510	242,458	1,067,250	1,309,708	6,380	(4,260)	15,167	17,287
Touchstone Mid Cap Growth (Pinnacle IV ™)	64,898	727,066	(415,240)	376,724	150,657	(310,641)	1,382,633	(1,212)	1,221,437	1,598,161	2,061,919	3,660,080	8,560	(17,579)	83,052	74,033
Touchstone Large Cap Core Equity (Pinnacle IV ™)	6,901	155,436	(122,556)	39,781	406,317	(70,216)	(547,455)	(376)	(211,730)	(171,949)	903,343	731,394	29,574	(5,110)	(39,602)	(15,138)
Touchstone Enhanced ETF (Pinnacle IV ™)	5,722	131,873	(63,719)	73,876	—	(72,553)	(431,040)	(464)	(504,057)	(430,181)	2,470,511	2,040,330	—	(5,550)	(32,946)	(38,496)
Touchstone Growth & Income (Pinnacle IV ™)	15,793	84,998	(63,270)	37,521	222,954	(101,701)	(494,877)	(480)	(374,104)	(336,583)	1,169,599	833,016	16,236	(7,434)	(35,816)	(27,014)
Touchstone High Yield (Pinnacle IV ™)	177,393	10,047	(182,542)	4,898	117,109	(322,732)	(263,758)	(474)	(469,855)	(464,957)	3,002,194	2,537,237	8,349	(22,965)	(19,361)	(33,977)
Touchstone Large Cap Growth (Pinnacle IV ™)	(14,812)	177,165	(202,146)	(39,793)	318,014	(207,254)	313,414	(373)	423,801	384,008	1,183,789	1,567,797	25,464	(16,569)	23,730	32,625
Touchstone Large Cap Growth (Pinnacle V ™) (May 21)*	2	—	(14)	(12)	—	—	537	—	537	525	—	525	—	—	56	56
Touchstone Moderate ETF (Pinnacle IV ™)	(3,931)	98,599	42,840	137,508	—	(135,574)	(269,827)	(651)	(406,052)	(268,544)	3,720,115	3,451,571	—	(11,527)	(22,595)	(34,122)
Touchstone Money Market (Pinnacle IV ™)	6,236	—	—	6,236	—	(4,359)	(6)	(27)	(4,392)	1,844	172,987	174,831	—	(410)	—	(410)
Touchstone Third Avenue Value (Pinnacle IV ™)	(128,911)	2,858,056	(3,396,887)	(667,742)	1,201,641	(1,297,233)	1,545,191	(5,030)	1,444,569	776,827	14,954,652	15,731,479	61,741	(66,737)	74,117	69,121
Touchstone Third Avenue Value (Pinnacle V ™) (May 21)*	2,418	26,729	(39,639)	(10,492)	260,892	(1,626)	168,929	—	428,195	417,703	—	417,703	28,298	(178)	18,381	46,501
Touchstone Value Plus (Pinnacle IV ™)	(4,022)	162,154	(229,970)	(71,838)	58,784	(72,864)	(263,321)	(275)	(277,676)	(349,514)	1,557,898	1,208,384	4,628	(5,736)	(20,569)	(21,677)
Touchstone Aggressive ETF (Pinnacle ™)	(4,235)	129,787	(83,942)	41,610	13,350	(89,511)	(561,407)	(330)	(637,898)	(596,288)	801,808	205,520	1,090	(7,170)	(44,763)	(50,843)
Touchstone Balanced (Pinnacle ™)	39,820	52,765	13,050	105,635	9,600	(233,200)	52,514	(129)	(171,215)	(65,580)	1,149,151	1,083,571	697	(16,355)	7,850	(7,808)
Touchstone Baron Small Cap (Pinnacle ™)	(47,685)	1,072,505	(973,010)	51,810	66,100	(498,913)	(96,560)	(747)	(530,120)	(478,310)	3,752,360	3,274,050	2,056	(15,411)	(3,333)	(16,688)
Touchstone Conservative ETF (Pinnacle ™)	5,364	27,572	(12,306)	20,630	—	(14,261)	476,836	(3)	462,572	483,202	223,647	706,849	—	(1,252)	42,333	41,081
Touchstone Core Bond (Pinnacle ™)	18,957	2,521	4,603	26,081	225	(59,457)	(198,881)	(173)	(258,286)	(232,205)	902,225	670,020	19	(5,302)	(17,713)	(22,996)
Touchstone Core Bond (Pinnacle V ™) (May 21)*	555	—	(413)	142	11,895	—	1,504	—	13,399	13,541	—	13,541	1,166	—	147	1,313
Touchstone Mid Cap Growth (Pinnacle ™)	18,638	142,467	(91,813)	69,292	416	(89,825)	510,619	(262)	420,948	490,240	395,083	885,323	24	(4,952)	29,154	24,226
Touchstone Mid Cap Growth (Pinnacle V ™) (May 21)*	477	2,047	(2,567)	(43)	25,702	—	100	—	25,802	25,759	—	25,759	2,520	—	10	2,530
Touchstone Large Cap Core Equity (Pinnacle ™)	707	8,282	(9,168)	(179)	—	(4,454)	4,777	(6)	317	138	40,184	40,322	—	(308)	204	(104)
Touchstone Large Cap Core Equity (Pinnacle V ™) (May 21)*	2,134	(9)	(821)	1,304	85,362	—	201	—	85,563	86,867	—	86,867	9,149	—	21	9,170
Touchstone Enhanced ETF (Pinnacle ™)	16,377	292,558	(174,767)	134,168	13,988	(654,781)	(299,577)	(950)	(941,320)	(807,152)	4,226,632	3,419,480	1,105	(50,298)	(22,353)	(71,546)
Touchstone Growth & Income (Pinnacle ™)	5,412	20,806	(15,871)	10,347	6,740	(96,004)	(1,419)	(41)	(90,724)	(80,377)	294,105	213,728	490	(6,867)	(86)	(6,463)
Touchstone High Yield (Pinnacle ™)	146,137	36,819	(172,179)	10,777	5,943	(353,026)	(185,273)	(498)	(532,854)	(522,077)	2,589,977	2,067,900	422	(25,035)	(13,344)	(37,957)
Touchstone High Yield (Pinnacle V ™) (May 21)*	3,244	1	(3,526)	(281)	38,868	—	5	—	38,873	38,592	—	38,592	3,990	—	—	3,990
Touchstone Large Cap Growth (Pinnacle ™)	(15,551)	312,387	(330,401)	(33,565)	90,570	(551,846)	993,407	(989)	531,142	497,577	2,365,752	2,863,329	3,979	(24,717)	44,078	23,340
Touchstone Moderate ETF (Pinnacle ™)	2,113	73,930	(53,768)	22,275	18,000	(166,654)	253,556	(203)	104,699	126,974	686,854	813,828	1,492	(14,072)	21,017	8,437
Touchstone Money Market (Pinnacle ™)	312,222	—	—	312,222	376,643	(4,213,334)	4,604,148	(2,223)	765,234	1,077,456	8,281,544	9,359,000	35,354	(394,139)	429,263	70,478
Touchstone Third Avenue Value (Pinnacle ™)	(107,072)	3,915,158	(4,191,219)	(383,133)	130,781	(3,367,008)	564,228	(3,940)	(2,675,939)	(3,059,072)	13,937,542	10,878,470	2,278	(58,551)	7,306	(48,967)
Touchstone Value Plus (Pinnacle ™)	(2,373)	192,437	(258,999)	(68,935)	72,195	(253,530)	(163,247)	(374)	(344,956)	(413,891)	1,526,544	1,112,653	5,468	(19,897)	(12,633)	(27,062)
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	29,832	579,118	(566,011)	42,939	—	(181,201)	(898,838)	(1,201)	(1,081,240)	(1,038,301)	3,384,125	2,345,824	—	(10,150)	(50,912)	(61,062)
JP Morgan Mid Cap Value (Pinnacle ™)	4,097	28,420	(25,211)	7,306	48	(13,181)	(73,883)	(110)	(87,126)	(79,820)	377,624	297,804	3	(902)	(4,910)	(5,809)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	50,612	19,986	(32,591)	38,007	1,038	(96,649)	(109,873)	(159)	(205,643)	(167,636)	835,356	667,720	49	(4,531)	(5,072)	(9,554)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	16,913	548,196	(939,605)	(374,496)	20,570	(505,757)	(238,786)	(650)	(724,623)	(1,099,119)	2,831,438	1,732,319	606	(14,512)	(6,820)	(20,726)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle ™)	33,703	1,031,214	(969,458)	95,459	25,836	(1,276,191)	(561,201)	(1,266)	(1,812,822)	(1,717,363)	5,831,399	4,114,036	1,458	(70,431)	(30,497)	(99,470)
Fidelity VIP II Contrafund (Pinnacle ™)	457,990	4,181,626	(2,789,782)	1,849,834	123,609	(2,618,097)	(394,849)	(3,796)	(2,893,133)	(1,043,299)	12,841,742	11,798,443	5,761	(118,452)	(18,346)	(131,037)
Fidelity VIP III Growth & Income (Pinnacle ™)	122,929	376,482	(121,532)	377,879	23,642	(654,266)	(195,841)	(993)	(827,458)	(449,579)	3,839,811	3,390,232	1,437	(40,472)	(12,276)	(51,311)
Fidelity VIP III Growth Opportunities (Pinnacle ™)	(22,041)	174,799	166,213	318,971	47,181	(442,877)	(22,085)	(594)	(418,375)	(99,404)	1,646,086	1,546,682	3,977	(36,290)	(2,056)	(34,369)
Fidelity VIP II Index 500 (Pinnacle ™) (April 27)*	39,506	38,483	(117,756)	(39,767)	—	(1,102,862)	6,154,170	(1,439)	5,049,869	5,010,102	—	5,010,102	—	(109,264)	617,162	507,898
Fidelity VIP II Index 500 (Pinnacle IV ™) (April 27)*	1,687	7,663	(7,261)	2,089	—	(20,516)	333,804	(24)	313,264	315,353	—	315,353	—	(2,042)	34,033	31,991
Fidelity VIP II Investment Grade Bond (Pinnacle ™) (April 27)*	(29,918)	(776)	76,475	45,781	—	(522,931)	3,656,048	(576)	3,132,541	3,178,322	—	3,178,322	—	(52,698)	365,444	312,746
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™) (April 27)*	(31,894)	4,940	76,190	49,236	—	(263,044)	3,286,390	(346)	3,023,000	3,072,236	—	3,072,236	—	(26,306)	328,822	302,516
Fidelity VIP Overseas (Pinnacle ™) (April 27)*	654	32,819	24,345	57,818	—	(410,460)	870,205	(319)	459,426	517,244	—	517,244	—	(39,583)	88,418	48,835
Fidelity VIP Overseas (Pinnacle IV ™) (April 27)*	13,165	16,877	90,582	120,624	10	(37,417)	1,852,561	(283)	1,814,871	1,935,495	—	1,935,495	1	(3,650)	186,511	182,862

See accompanying notes.

* - 2007 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	$15,848	$126,417	$(110,683)	$31,582	$891,449	$(29,320)	$848,134	$(262)	$1,710,001	$1,741,583	$615,805	$2,357,388	79,051	(2,603)	76,531	152,979
Touchstone Aggressive ETF (Pinnacle V ™) (May 21)*	868	1,267	(3,380)	(1,245)	47,491	(462)	6,174	—	53,203	51,958	—	51,958	4,756	(48)	643	5,351
Touchstone Conservative ETF (Pinnacle IV ™)	6,865	76,778	22,500	106,143	369,266	(118,786)	154,622	(120)	404,982	511,125	2,064,071	2,575,196	34,220	(10,791)	15,669	39,098
Touchstone Conservative ETF (Pinnacle V ™) (May 21)*	4,679	535	(7,075)	(1,861)	271,223	(473)	32,800	—	303,550	301,689	—	301,689	26,795	(47)	3,292	30,040
Touchstone Enhanced ETF (Pinnacle IV ™)	6,277	31,571	(25,563)	12,285	155,531	(32,481)	290,982	(126)	413,906	426,191	648,013	1,074,204	13,724	(2,836)	25,642	36,530
Touchstone Enhanced ETF (Pinnacle V ™) (May 21)*	1,466	658	(4,682)	(2,558)	67,440	(926)	28,877	—	95,391	92,833	—	92,833	6,835	(97)	2,989	9,727
Touchstone Moderate ETF (Pinnacle IV ™)	9,500	27,940	(10,932)	26,508	1,441,344	(91,195)	931,320	(272)	2,281,197	2,307,705	637,026	2,944,731	129,621	(8,183)	84,598	206,036
Touchstone Moderate ETF (Pinnacle V ™) (May 21)*	1,080	471	(3,876)	(2,325)	97,438	(467)	5,626	—	102,597	100,272	—	100,272	9,652	(48)	571	10,175
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	5,330	30,017	(34,044)	1,303	712,718	(142,277)	14	—	570,455	571,758	154,055	725,813	63,727	(12,840)	4	50,891
Touchstone GMAB Aggressive ETF (Pinnacle V ™) (May 21)*	736	1,315	(4,636)	(2,585)	53,121	—	2	—	53,123	50,538	—	50,538	5,225	—	—	5,225
Touchstone GMAB Conservative ETF (Pinnacle IV ™) (April 27)*	741	753	49	1,543	189,192	(6,000)	21	—	183,213	184,756	—	184,756	17,495	(549)	1	16,947
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	491	21,896	12,950	35,337	3,270,287	(105,879)	165	(30)	3,164,543	3,199,880	106,756	3,306,636	300,190	(9,511)	15	290,694
Touchstone GMAB Moderate ETF (Pinnacle V ™) (May 21)*	1,554	598	(3,361)	(1,209)	146,193	—	(1)	—	146,192	144,983	—	144,983	14,767	—	—	14,767
Touchstone Money Market (Pinnacle IV ™)	396,660	—	—	396,660	4,419,241	(2,363,774)	(2,682,598)	(8,274)	(635,405)	(238,745)	11,390,984	11,152,239	419,663	(223,460)	(254,215)	(58,012)
Touchstone Money Market (Pinnacle V ™) (May 21)*	2,506	—	2	2,508	1,059,161	(13,045)	(647,018)	—	399,098	401,606	—	401,606	104,287	(1,284)	(63,625)	39,378
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	(12,032)	139,579	306,918	434,465	26,809	(402,255)	(156,509)	(596)	(532,551)	(98,086)	2,021,641	1,923,555	2,952	(41,909)	(16,247)	(55,204)
Fidelity VIP III Mid Cap (Pinnacle ™)	(52,470)	2,307,758	(927,259)	1,328,029	43,931	(1,567,331)	(1,314,415)	(2,047)	(2,839,862)	(1,511,833)	10,166,374	8,654,541	1,337	(43,906)	(36,968)	(79,537)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	13,911	10,674	16,988	41,573	9,541	(16,967)	23,497	(48)	16,023	57,596	296,117	353,713	836	(1,419)	1,971	1,388
Fidelity VIP Asset Manager (Pinnacle V ™) (May 21)*	368	—	(35)	333	13,852	—	—	—	13,852	14,185	—	14,185	1,328	—	—	1,328
Fidelity VIP Balanced (Pinnacle IV ™)	57,670	87,873	(44,375)	101,168	198,065	(148,588)	265,997	(371)	315,103	416,271	1,346,134	1,762,405	14,055	(10,585)	19,118	22,588
Fidelity VIP Balanced (Pinnacle V ™) (May 21)*	247	(3)	(949)	(705)	23,885	—	—	—	23,885	23,180	—	23,180	2,334	—	—	2,334
Fidelity VIP Contrafund (Pinnacle IV ™)	646,809	4,049,015	(2,436,387)	2,259,437	1,217,571	(798,641)	1,125,800	(3,394)	1,541,336	3,800,773	13,283,937	17,084,710	69,477	(44,412)	65,102	90,167
Fidelity VIP Contrafund (Pinnacle V ™) (May 21)*	22,252	84,039	(107,075)	(784)	370,397	(1,299)	89,847	—	458,945	458,161	—	458,161	34,356	(121)	8,275	42,510
Fidelity VIP Disciplined Small Cap (Pinnacle ™) (April 27)*	(3,770)	1,001	(56,666)	(59,435)	75	(26,075)	643,570	(91)	617,479	558,044	—	558,044	8	(2,779)	64,726	61,955
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™) (April 27)*	(1,404)	(1,010)	(18,609)	(21,023)	3,262	(13,743)	251,427	(7)	240,939	219,916	—	219,916	325	(1,496)	25,603	24,432
Fidelity VIP Disciplined Small Cap (Pinnacle V ™) (May 21)*	13	53	(380)	(314)	12,421	—	—	—	12,421	12,107	—	12,107	1,337	—	—	1,337
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	13,777	25,872	(26,340)	13,309	44,217	(21,373)	53,439	(37)	76,246	89,555	265,231	354,786	2,820	(1,317)	3,229	4,732
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™) (May 21)*	2,191	2,516	(7,108)	(2,401)	141	(364)	49,380	—	49,157	46,756	—	46,756	14	(36)	4,798	4,776
Fidelity VIP Equity-Income (Pinnacle IV ™)	42,534	634,677	(688,026)	(10,815)	361,957	(529,646)	582,486	(1,030)	413,767	402,952	4,884,861	5,287,813	23,700	(34,410)	38,761	28,051
Fidelity VIP Equity-Income (Pinnacle V ™) (May 21)*	208	784	(1,043)	(51)	5,168	—	5,026	—	10,194	10,143	—	10,143	559	—	549	1,108
Fidelity VIP Freedom 2010 (Pinnacle IV ™) (April 27)*	6,347	2,051	(4,595)	3,803	245,432	(4,000)	(1)	—	241,431	245,234	—	245,234	24,374	(396)	—	23,978
Fidelity VIP Freedom 2010 (Pinnacle V ™) (May 21)*	2,071	591	(3,630)	(968)	74,755	—	1	—	74,756	73,788	—	73,788	7,273	—	—	7,273
Fidelity VIP Freedom 2015 (Pinnacle ™) (April 27)*	478	140	(667)	(49)	—	—	15,000	—	15,000	14,951	—	14,951	—	—	1,459	1,459
Fidelity VIP Freedom 2015 (Pinnacle IV ™) (April 27)*	12,232	4,333	(3,060)	13,505	441,611	(187)	2,338	—	443,762	457,267	—	457,267	44,446	(18)	230	44,658
Fidelity VIP Freedom 2015 (Pinnacle V ™) (May 21)*	4,076	1,245	(6,244)	(923)	134,327	—	—	—	134,327	133,404	—	133,404	13,152	—	—	13,152
Fidelity VIP Freedom 2020 (Pinnacle IV ™) (April 27)*	9,562	3,371	(4,836)	8,097	350,000	—	5,363	(6)	355,357	363,454	—	363,454	34,930	(1)	528	35,457
Fidelity VIP Freedom 2020 (Pinnacle V ™) (May 21)*	2,651	813	(3,397)	67	88,910	—	(1)	—	88,909	88,976	—	88,976	8,781	—	—	8,781
Fidelity VIP Freedom 2025 (Pinnacle IV ™) (April 27)*	71	23	(87)	7	1,200	—	1,534	(1)	2,733	2,740	—	2,740	117	—	150	267
Fidelity VIP Freedom 2025 (Pinnacle V ™) (May 21)*	2,220	615	(3,603)	(768)	75,000	—	1	—	75,001	74,233	—	74,233	7,329	—	—	7,329
Fidelity VIP Freedom 2030 (Pinnacle IV ™) (April 27)*	112	38	(192)	(42)	1,358	—	2,117	—	3,475	3,433	—	3,433	127	—	207	334
Fidelity VIP Freedom 2030 (Pinnacle V ™) (May 21)*	3,110	1,099	(7,835)	(3,626)	103,373	—	200	—	103,573	99,947	—	99,947	9,856	—	20	9,876
Fidelity VIP Growth (Pinnacle ™) (April 27)*	(1,072)	1,357	14,593	14,878	11	(14,252)	332,033	(11)	317,781	332,659	—	332,659	1	(1,399)	29,805	28,407
Fidelity VIP Growth (Pinnacle IV ™)	(19,970)	98,710	352,505	431,245	127,199	(132,868)	154,283	(449)	148,165	579,410	1,597,961	2,177,371	10,592	(10,888)	13,974	13,678
Fidelity VIP Growth (Pinnacle V ™) (May 21)*	(4)	—	(31)	(35)	400	—	3,084	—	3,484	3,449	—	3,449	33	—	265	298
Fidelity VIP Growth & Income (Pinnacle IV ™)	76,310	383,196	(154,436)	305,070	215,327	(383,233)	(928,446)	(766)	(1,097,118)	(792,048)	2,923,201	2,131,153	15,539	(28,152)	(63,592)	(76,205)
Fidelity VIP Growth & Income (Pinnacle V ™) (May 21)*	72	747	131	950	25,911	—	(456)	—	25,455	26,405	—	26,405	2,628	—	(43)	2,585
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	(10,055)	62,940	66,174	119,059	34,025	(52,125)	32,893	(280)	14,513	133,572	614,583	748,155	2,428	(3,976)	1,806	258
Fidelity VIP Growth Opportunities (Pinnacle V ™) (May 21)*	(19)	—	373	354	25,507	—	1	—	25,508	25,862	—	25,862	2,358	—	—	2,358
Fidelity VIP High Income (Pinnacle IV ™)	72,116	(4,017)	(60,224)	7,875	159,766	(50,691)	160,232	(138)	269,169	277,044	776,291	1,053,335	11,510	(3,678)	11,649	19,481
Fidelity VIP High Income (Pinnacle V ™) (May 21)*	1,214	13	(1,171)	56	13,076	—	2,779	—	15,855	15,911	—	15,911	1,348	—	286	1,634

See accompanying notes.

* - 2007 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle ™) (April 27)*	$8,273	$1,106	$(33,369)	$(23,990)	$22,348	$(100,020)	$844,078	$(78)	$766,328	$742,338	$—	$742,338	2,209	(9,916)	83,090	75,383
Fidelity VIP II Index 500 (Pinnacle IV ™) (April 27)*	48,314	12,370	(169,062)	(108,378)	117,103	(345,865)	7,347,706	(969)	7,117,975	7,009,597	—	7,009,597	11,531	(34,566)	735,338	712,303
Fidelity VIP II Index 500 (Pinnacle V ™) (May 21)*	724	(4)	(1,995)	(1,275)	30,251	—	20,666	—	50,917	49,642	—	49,642	3,015	—	2,132	5,147
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	36,118	(5,351)	58,505	89,272	445,016	(330,001)	1,952,243	(330)	2,066,928	2,156,200	1,786,527	3,942,727	41,577	(30,562)	182,410	193,425
Fidelity VIP Investment Grade Bond (Pinnacle V ™) (May 21)*	(182)	2	946	766	80,831	—	—	—	80,831	81,597	—	81,597	8,029	—	—	8,029
Fidelity VIP Mid Cap (Pinnacle ™) (April 27)*	(5,697)	6,940	14,758	16,001	27,389	(91,047)	1,591,569	(170)	1,527,741	1,543,742	—	1,543,742	2,731	(8,862)	153,043	146,912
Fidelity VIP Mid Cap (Pinnacle IV ™)	(53,839)	820,546	(27,258)	739,449	389,395	(470,930)	807,647	(1,687)	724,425	1,463,874	5,205,797	6,669,671	18,356	(21,811)	37,328	33,873
Fidelity VIP Mid Cap (Pinnacle V ™) (May 21)*	106	130	(697)	(461)	151,436	(2,409)	81,879	—	230,906	230,445	—	230,445	14,528	(223)	7,831	22,136
Fidelity VIP Overseas (Pinnacle IV ™)	48,763	214,324	64,774	327,861	386,175	(292,971)	3,120,481	(507)	3,213,178	3,541,039	1,325,003	4,866,042	23,660	(17,040)	185,919	192,539
Fidelity VIP Overseas (Pinnacle V ™) (May 21)*	2,131	619	(3,122)	(372)	76,867	(365)	79,207	—	155,709	155,337	—	155,337	7,494	(35)	7,503	14,962
Fidelity VIP Asset Manager (Pinnacle ™)	5,058	8,679	4,647	18,384	—	(4,097)	40,395	(37)	36,261	54,645	92,961	147,606	—	(344)	3,638	3,294
Fidelity VIP Balanced (Pinnacle ™)	17,516	25,498	(10,258)	32,756	—	(80,528)	103,523	(53)	22,942	55,698	379,464	435,162	—	(6,257)	8,444	2,187
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	13,840	20,318	(33,204)	954	1,660	(22,066)	163,644	(232)	143,006	143,960	181,171	325,131	110	(1,429)	10,278	8,959
Fidelity VIP High Income (Pinnacle ™)	10,862	(7,109)	(2,141)	1,612	13,721	(62,453)	(3,106)	(4)	(51,842)	(50,230)	148,819	98,589	1,173	(5,173)	(322)	(4,322)
Fidelity VIP Investment Grade Bond (Pinnacle ™)	(766)	2,137	15,038	16,409	30,941	(215,114)	751,217	(76)	566,968	583,377	107,817	691,194	2,893	(19,795)	69,911	53,009
Fidelity VIP Overseas (Pinnacle ™)	23,030	76,654	44,007	143,691	20,403	(206,625)	1,834,020	(375)	1,647,423	1,791,114	431,550	2,222,664	1,241	(12,326)	110,189	99,104
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	59,532	11,477	(23,653)	47,356	3,012	(89,900)	(292,192)	(179)	(379,259)	(331,903)	974,073	642,170	175	(5,085)	(16,287)	(21,197)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	26,957	1,162,964	(1,950,544)	(760,623)	637,510	(548,650)	(1,666,700)	(976)	(1,578,816)	(2,339,439)	5,132,483	2,793,044	21,384	(20,495)	(62,561)	(61,672)
Franklin Growth and Income Securities (Pinnacle ™)	122,522	1,096,673	(1,421,611)	(202,416)	49,627	(1,851,122)	(690,446)	(2,520)	(2,494,461)	(2,696,877)	7,669,257	4,972,380	3,218	(118,649)	(43,495)	(158,926)
Franklin Income Securities (Pinnacle ™)	365,343	1,930,523	(1,783,439)	512,427	269,038	(3,745,889)	(8,408)	(3,874)	(3,489,133)	(2,976,706)	17,942,960	14,966,254	15,438	(217,035)	1,056	(200,541)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle ™) (April 27)*	25,348	38,702	(191,030)	(126,980)	121,407	(256,047)	1,372,549	(214)	1,237,695	1,110,715	—	1,110,715	12,480	(26,025)	137,182	123,637
Franklin Growth and Income Securities (Pinnacle IV ™)	139,087	486,789	(1,283,619)	(657,743)	320,573	(476,816)	4,944,628	(1,313)	4,787,072	4,129,329	2,637,818	6,767,147	21,183	(31,090)	305,866	295,959
Franklin Growth and Income Securities (Pinnacle V ™) (May 21)*	(143)	(605)	(2,254)	(3,002)	51,000	—	1,241	—	52,241	49,239	—	49,239	5,479	—	135	5,614
Franklin Income Securities (Pinnacle IV ™)	235,072	444,399	(468,295)	211,176	1,221,113	(889,518)	377,609	(1,300)	707,904	919,080	9,381,346	10,300,426	72,423	(51,766)	21,315	41,972
Franklin Income Securities (Pinnacle V ™) (May 21)*	(832)	809	428	405	312,209	(59,593)	15,607	—	268,223	268,628	—	268,628	32,603	(6,135)	1,633	28,101
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(15,841)	71,453	32,603	88,215	88,152	(95,561)	129,396	(240)	121,747	209,962	1,965,584	2,175,546	6,087	(6,677)	8,730	8,140
Franklin Large Cap Growth Securities (Pinnacle V ™) (May 21)*	(95)	223	(943)	(815)	5,051	(364)	49,493	—	54,180	53,365	—	53,365	538	(38)	5,071	5,571
Franklin Mutual Shares Securities (Pinnacle IV ™)	45,413	404,752	(371,389)	78,776	671,143	(541,992)	1,588,423	(1,001)	1,716,573	1,795,349	5,869,618	7,664,967	37,441	(30,151)	88,827	96,117
Franklin Mutual Shares Securities (Pinnacle V ™) (May 21)*	(1,185)	7	(1,881)	(3,059)	400,440	(2,125)	41,223	—	439,538	436,479	—	436,479	42,232	(225)	4,330	46,337
Franklin Small Cap Value Securities Fund (Pinnacle ™) (April 27)*	196	(2,432)	(54)	(2,290)	—	(15,173)	18,154	—	2,981	691	—	691	—	(1,691)	1,769	78
Franklin Small Cap Value Securities Fund (Pinnacle IV ™) (April 27)*	(211)	(297)	(2,128)	(2,636)	—	—	42,817	—	42,817	40,181	—	40,181	—	—	4,527	4,527
Franklin Small Cap Value Securities Fund (Pinnacle V ™) (May 21)*	(5)	—	(77)	(82)	847	—	1,287	—	2,134	2,052	—	2,052	88	—	144	232
Templeton Foreign Securities (Pinnacle IV ™)	26,422	303,488	136,754	466,664	257,975	(182,833)	578,352	(725)	652,769	1,119,433	3,221,259	4,340,692	12,996	(8,945)	26,826	30,877
Templeton Foreign Securities (Pinnacle V ™) (May 21)*	(108)	4	224	120	41,778	(232)	14,931	—	56,477	56,597	—	56,597	3,990	(22)	1,429	5,397
Templeton Growth Securities (Pinnacle IV ™)	11,238	494,032	(475,255)	30,015	254,257	(336,933)	(18,327)	(313)	(101,316)	(71,301)	3,115,893	3,044,592	13,466	(17,473)	(1,269)	(5,276)
Templeton Growth Securities (Pinnacle V ™) (May 21)*	(46)	4	(467)	(509)	9,500	(465)	27,516	—	36,551	36,042	—	36,042	983	(48)	2,846	3,781
Van Kampen LIT Comstock (Pinnacle IV ™)	2,760	64,851	(117,203)	(49,592)	1,268	(61,613)	68,586	(230)	8,011	(41,581)	1,351,040	1,309,459	75	(3,629)	4,118	564
Van Kampen LIT Comstock (Pinnacle V ™) (May 21)*	(18)	—	(57)	(75)	8,000	—	—	—	8,000	7,925	—	7,925	887	—	—	887
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	(5,872)	27,932	30,850	52,910	11,193	(34,497)	(70,779)	(71)	(94,154)	(41,244)	439,401	398,157	779	(2,441)	(5,224)	(6,886)
Van Kampen LIT Strategic Growth (Pinnacle V ™) (May 21)*	(6)	—	67	61	8,249	—	1	—	8,250	8,311	—	8,311	775	—	—	775
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™) (April 27)*	1,646	(1,264)	1,372	1,754	19,937	(7,441)	603,640	(8)	616,128	617,882	—	617,882	1,997	(736)	59,506	60,767
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™) (May 21)*	(4)	—	13	9	1,250	—	—	—	1,250	1,259	—	1,259	125	—	—	125
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(15,056)	340,507	330,656	656,107	125,763	(176,116)	1,327,532	(560)	1,276,619	1,932,726	1,669,986	3,602,712	3,741	(4,357)	30,658	30,042
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™) (May 21)*	(648)	37	(7,684)	(8,295)	188,926	(2,077)	111,279	—	298,128	289,833	—	289,833	14,656	(169)	8,847	23,334
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™) (April 27)*	6,349	(21,791)	(152,099)	(167,541)	133,933	(55,868)	916,776	(125)	994,716	827,175	—	827,175	14,916	(6,615)	99,178	107,479
Van Kampen UIF U.S. Real Estate (Pinnacle V ™) (May 21)*	(35)	(6)	(1,798)	(1,839)	13,390	—	2,738	—	16,128	14,289	—	14,289	1,411	—	327	1,738
Franklin Large Cap Growth Securities (Pinnacle ™)	(3,334)	45,096	(19,134)	22,628	294	(96,031)	277,079	(57)	181,285	203,913	496,745	700,658	20	(6,424)	18,778	12,374
Franklin Mutual Shares Securities (Pinnacle ™)	13,773	243,654	(217,188)	40,239	58,361	(411,299)	398,254	(689)	44,627	84,866	1,759,926	1,844,792	3,195	(22,732)	22,288	2,751
Templeton Foreign Securities (Pinnacle ™)	21,373	341,624	(87,476)	275,521	20,278	(225,739)	(42,977)	(262)	(248,700)	26,821	1,832,260	1,859,081	995	(10,557)	(791)	(10,353)
Templeton Growth Securities (Pinnacle ™)	1,530	269,233	(221,907)	48,856	420	(337,687)	(555,336)	(224)	(892,827)	(843,971)	1,740,240	896,269	23	(17,964)	(28,172)	(46,113)

See accompanying notes.

* - 2007 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle ™)	$1,300	$26,050	$(36,037)	$(8,687)	$666	$(51,234)	$(135,986)	$(101)	$(186,655)	$(195,342)	$452,092	$256,750	38	(3,017)	(8,047)	(11,026)
Van Kampen LIT Strategic Growth (Pinnacle ™)	(1,140)	4,120	9,108	12,088	150	(449)	(12,685)	(32)	(13,016)	(928)	80,616	79,688	10	(33)	(814)	(837)
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(10,536)	581,591	(38,435)	532,620	19,260	(372,806)	442,182	(304)	88,332	620,952	1,792,738	2,413,690	528	(9,658)	7,504	(1,626)
Non-Affiliated Class A
DWS Small Cap Index VIP (Pinnacle IV ™)	(118)	5,334	(7,907)	(2,691)	—	(268)	928	(43)	617	(2,074)	78,453	76,379	—	(19)	52	33
DWS VIT Small Cap Index VIP (Pinnacle ™)	(2,931)	233,319	(319,691)	(89,303)	14,507	(536,470)	(486,440)	(564)	(1,008,967)	(1,098,270)	2,854,963	1,756,693	844	(31,055)	(31,452)	(61,663)
Non-Affiliated Class B
DWS Small Cap Index VIP (Pinnacle IV ™)	(3,434)	86,079	(112,238)	(29,593)	71,570	(87,229)	(26,270)	(254)	(42,183)	(71,776)	894,465	822,689	4,696	(5,709)	(1,730)	(2,743)

See accompanying notes.

* - 2007 inception date of division.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2008

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account II (the “Separate Account”) on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts (“contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”).  In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account.  Such options include a guaranteed interest division or a Systematic Transfer Option (“STO”).  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds, Portfolios. (“Van Kampen UIF Funds”); Van Kampen Life Investment Trust (“Van Kampen LIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”); and the Rydex Variable Trust (“Rydex Funds”). The

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.              Organization and Significant Accounting Policies (continued)

Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc.  Van Kampen Asset Management manages the Van Kampen LIT Portfolios. The PIMCO Funds are managed by the Pacific Investment Management Company LLC.  The Rydex Funds are managed by Rydex Investments.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has 119 divisions available. The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.     Organization and Significant Accounting Policies (continued)

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations.  Dividends are included in the dividends line on the Statements of Operations.  Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.     Organization and Significant Accounting Policies (continued)

Recent Accounting Pronouncements

Effective January 1, 2008, the Separate Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued within the above FAS 157 fair value hierarchy as Level 1.

Adoption of FAS 157 had no effect on the recorded amounts of the investments in the Separate Account.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2008 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2008) and the cost of shares held at December 31, 2008, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$146,100	$315,454	$1,532,461
Touchstone Aggressive ETF (Pinnacle ™)	19,801	110,006	108,646
Touchstone Baron Small Cap (Pinnacle IV ™)	743,276	596,753	3,992,926
Touchstone Baron Small Cap (Pinnacle V ™)	225,517	29,655	259,289
Touchstone Baron Small Cap (Pinnacle ™)	496,668	1,048,232	2,644,983
Touchstone Conservative ETF (Pinnacle IV ™)	81,564	240,081	1,504,434
Touchstone Conservative ETF (Pinnacle ™)	214,613	212,816	702,555
Touchstone Core Bond (Pinnacle IV ™)	492,185	416,681	1,370,180
Touchstone Core Bond (Pinnacle ™)	184,269	578,258	266,301
Touchstone Core Bond (PinnacleV ™)	258,776	52,644	218,252
Touchstone Enhanced ETF (Pinnacle IV ™)	443,842	150,807	2,112,530
Touchstone Enhanced ETF (Pinnacle ™)	529,494	1,010,653	2,472,093
Touchstone High Yield (Pinnacle IV ™)	542,259	745,025	2,408,284
Touchstone High Yield (Pinnacle ™)	389,663	758,769	1,750,428
Touchstone High Yield (PinnacleV ™)	40,639	1,518	80,904
Touchstone Large Cap Core Equity (Pinnacle IV ™)	3,775,169	822,911	3,431,433
Touchstone Large Cap Core Equity (Pinnacle ™)	3,444,356	504,504	2,871,710
Touchstone Large Cap Core Equity (PinnacleV ™)	635,296	60,722	633,907
Touchstone Mid Cap Growth (Pinnacle IV ™)	718,905	594,131	3,985,004
Touchstone Mid Cap Growth (Pinnacle ™)	242,552	334,068	808,345
Touchstone Mid Cap Growth (PinnacleV ™)	224,119	11,978	235,171
Touchstone Moderate ETF (Pinnacle IV ™)	2,105,316	1,231,683	3,954,199
Touchstone Moderate ETF (Pinnacle V ™)	25,064	232	24,804
Touchstone Moderate ETF (Pinnacle ™)	2,806,122	2,651,714	794,719
Touchstone Money Market (Pinnacle IV ™)	4,003	72,426	106,408
Touchstone Money Market (Pinnacle ™)	19,309,218	19,713,986	8,954,235
Touchstone Third Avenue Value (Pinnacle IV ™)	3,030,070	3,896,074	15,184,460
Touchstone Third Avenue Value (Pinnacle V ™)	985,283	53,028	1,373,328
Touchstone Third Avenue Value (Pinnacle ™)	2,637,899	5,042,683	8,374,030
Non-Affiliated:
JP Morgan Mid Cap Value (Pinnacle IV ™)	156,681	515,606	1,804,628
JP Morgan Mid Cap Value (Pinnacle ™)	21,636	93,609	184,598
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	60,696	254,285	433,830
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	886,584	612,488	1,922,485
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	292,638	484,632	1,356,274
Fidelity VIP Overseas (Pinnacle ™)	62,046	175,160	323,472
Fidelity VIP Equity-Income (Pinnacle ™)	168,893	893,612	3,908,078
Fidelity VIP II Contrafund (Pinnacle ™)	992,873	2,967,760	9,050,784
Fidelity VIP II Index 500 (Pinnacle IV ™)	8,188	25,345	300,094

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Index 500 (Pinnacle ™)	$141,086	$873,462	$4,215,227
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	123,207	527,738	2,580,412
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	149,706	1,084,856	2,143,783
Fidelity VIP III Growth & Income (Pinnacle ™)	1,012,095	1,376,841	2,350,087
Fidelity VIP III Growth Opportunities (Pinnacle ™)	116,522	419,155	941,459
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV ™)	239,821	409,612	2,213,916
Touchstone Aggressive ETF (Pinnacle V ™)	151,685	58,326	135,601
Touchstone Conservative ETF (Pinnacle IV ™)	1,208,264	457,118	3,242,804
Touchstone Conservative ETF (Pinnacle V ™)	833,174	178,671	929,852
Touchstone Enhanced ETF (Pinnacle IV ™)	286,552	188,392	1,147,414
Touchstone Enhanced ETF (Pinnacle V ™)	416,801	14,451	494,650
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	61,652	60,721	748,039
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	527,770	7,340	573,307
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	9,349	4,807	189,013
Touchstone GMAB Conservative ETF (Pinnacle V ™)	407,209	8,487	397,638
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	108,311	266,275	3,099,354
Touchstone GMAB Moderate ETF (Pinnacle V ™)	1,526,401	20,275	1,650,634
Touchstone Moderate ETF (Pinnacle IV ™)	569,576	763,782	2,683,822
Touchstone Moderate ETF (Pinnacle V ™)	522,823	81,761	529,283
Touchstone Money Market (Pinnacle IV ™)	9,060,404	6,728,395	13,484,253
Touchstone Money Market (Pinnacle V ™)	3,041,407	970,871	2,472,141
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	10,516	360,138	1,027,850
Fidelity VIP III Mid Cap (Pinnacle ™)	1,188,466	2,408,422	5,399,323
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV ™)	124,451	75,275	355,529
Fidelity VIP Asset Manager (Pinnacle V ™)	27,315	1,263	39,571
Fidelity VIP Asset Manager (Pinnacle ™)	79,344	164,176	21,920
Fidelity VIP Balanced (Pinnacle IV ™)	133,441	155,294	1,661,290
Fidelity VIP Balanced (Pinnacle V ™)	233,341	19,510	231,524
Fidelity VIP Balanced (Pinnacle ™)	592,885	602,979	372,353
Fidelity VIP Contrafund (Pinnacle IV ™)	1,213,461	2,473,773	16,612,490
Fidelity VIP Contrafund (Pinnacle V ™)	3,266,784	862,660	2,756,245
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	23,392	52,864	196,577
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	1,062,443	1,334,218	232,880
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	60,870	430	72,791
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	11,171	203,700	134,597
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	5,066	4,313	52,680
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	52,923	232,880	123,971
Fidelity VIP Equity-Income (Pinnacle IV ™)	381,014	810,034	4,912,906
Fidelity VIP Equity-Income (Pinnacle V ™)	422,783	100,757	267,951
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	14,625	12,737	249,640
Fidelity VIP Freedom 2010 (Pinnacle V ™)	538,698	87,747	518,854
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	525,795	269,584	665,954
Fidelity VIP Freedom 2015 (Pinnacle V ™)	350,599	247,476	219,531
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	26,083	4,518	388,939

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle ™)	$14,712	$171	$14,520
Fidelity VIP Freedom 2020 (Pinnacle V ™)	16,425	8,224	98,370
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	202	45	2,974
Fidelity VIP Freedom 2025 (Pinnacle V ™)	86,290	70,863	83,048
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	671	62	4,209
Fidelity VIP Freedom 2030 (Pinnacle V ™)	170,826	4,387	272,982
Fidelity VIP Growth & Income (Pinnacle IV ™)	537,537	291,791	2,058,919
Fidelity VIP Growth & Income (Pinnacle V ™)	232,641	10,908	241,422
Fidelity VIP Growth (Pinnacle IV ™)	198,951	359,887	1,500,191
Fidelity VIP Growth (Pinnacle ™)	48,681	203,289	142,595
Fidelity VIP Growth (Pinnacle V ™)	106,805	1,537	108,143
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	36,917	90,346	564,581
Fidelity VIP Growth Opportunities (Pinnacle V ™)	123,377	3,973	141,430
Fidelity VIP High Income (Pinnacle IV ™)	323,280	430,835	959,240
Fidelity VIP High Income (Pinnacle V ™)	114,040	2,402	128,371
Fidelity VIP High Income (Pinnacle ™)	195,425	219,788	67,380
Fidelity VIP II Index 500 (Pinnacle IV ™)	287,412	1,046,766	6,124,523
Fidelity VIP II Index 500 (Pinnacle ™)	890,706	880,832	603,434
Fidelity VIP II Index 500 (Pinnacle V ™)	324,745	10,326	362,472
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	1,113,672	2,498,330	2,410,641
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	3,067,522	1,642,684	1,415,163
Fidelity VIP Investment Grade Bond (Pinnacle ™)	2,834,975	2,013,215	1,407,566
Fidelity VIP Mid Cap (Pinnacle IV ™)	1,726,608	1,816,625	5,676,023
Fidelity VIP Mid Cap (Pinnacle ™)	361,804	940,694	649,589
Fidelity VIP Mid Cap (Pinnacle V ™)	646,864	39,730	818,448
Fidelity VIP Overseas (Pinnacle IV ™)	1,167,134	965,528	4,392,586
Fidelity VIP Overseas (Pinnacle V ™)	454,527	22,064	572,694
Fidelity VIP Overseas (Pinnacle ™)	658,205	734,262	1,779,429
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	495,464	730,549	4,355,159
Franklin Income Securities (Pinnacle ™)	1,004,716	4,034,295	10,109,157
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	61,640	190,230	488,836
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	891,943	680,579	3,293,610
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	784,790	1,005,220	7,215,158
Franklin Growth and Income Securities (Pinnacle ™)	490,054	398,574	1,198,188
Franklin Growth and Income Securities (Pinnacle V ™)	100,401	1,992	148,821
Franklin Income Securities (Pinnacle IV ™)	1,741,046	2,432,947	8,835,171
Franklin Income Securities (Pinnacle V ™)	501,595	111,092	617,973
Franklin Large Cap Growth Securities (Pinnacle IV ™)	186,560	345,004	1,749,404
Franklin Large Cap Growth Securities (Pinnacle V ™)	104,774	8,440	148,243
Franklin Large Cap Growth Securities (Pinnacle ™)	28,651	372,093	314,047
Franklin Mutual Shares Securities (Pinnacle IV ™)	711,450	1,362,689	6,479,346
Franklin Mutual Shares Securities (Pinnacle V ™)	1,523,053	571,822	1,337,980
Franklin Mutual Shares Securities (Pinnacle ™)	374,758	566,523	1,520,036
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	554,449	31,753	550,760
Franklin Small Cap Value Securities Fund (Pinnacle ™)	1,126,828	645,546	412,079

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	$154,609	$13,822	$134,142
Templeton Foreign Securities (Pinnacle IV ™)	696,892	884,508	3,316,925
Templeton Foreign Securities (Pinnacle V ™)	1,292,535	448,654	853,235
Templeton Foreign Securities (Pinnacle ™)	3,063,607	3,832,047	544,011
Templeton Growth Securities (Pinnacle IV ™)	2,023,083	2,336,819	2,164,954
Templeton Growth Securities (Pinnacle V ™)	1,223,939	446,732	772,429
Templeton Growth Securities (Pinnacle ™)	2,404,111	2,015,679	1,113,220
Van Kampen LIT Comstock (Pinnacle IV ™)	324,070	349,150	1,115,456
Van Kampen LIT Comstock (Pinnacle V ™)	53,851	5,273	53,705
Van Kampen LIT Comstock (Pinnacle ™)	36,648	67,923	195,750
Van Kampen LIT Strategic Growth (Pinnacle IV ™)	2,295	142,384	192,540
Van Kampen LIT Strategic Growth (Pinnacle V ™)	27,343	392	35,070
Van Kampen LIT Strategic Growth (Pinnacle ™)	3,929	36,265	29,045
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	500,289	491,064	583,263
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	86,006	7,121	78,770
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	1,817,281	843,177	3,673,763
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	401,848	24,088	654,720
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	1,420,596	1,858,053	808,052
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,329,134	698,634	1,343,604
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	211,671	19,612	186,211
Van Kampen MS UIF US Mid Cap Value (Pinnacle IV ™)	26,588	9,003	15,101
Van Kampen MS UIF US Mid Cap Value (Pinnacle V ™)	3,140	462	2,244
Van Kampen MS UIF US Mid Cap Value (Pinnacle ™)	17,703	1,371	16,212
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	9,944	7,942	65,348
DWS VIT Small Cap Index VIP (Pinnacle ™)	294,091	700,809	1,246,224
Non-Affiliated Class B:
DWS Small Cap Index VIP (Pinnacle IV ™)	224,809	328,776	596,483
DWS Small Cap Index VIP (Pinnacle V ™)	131,158	63,160	60,010
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle IV ™)	20,750	4,698	14,430
PIMCO VIT All Asset (Pinnacle V ™)	88,582	61,790	16,578
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	2,245,398	1,665,464	274,078
PIMCO VIT Commodity Real Return (Pinnacle V ™)	82,380	10,131	70,633
PIMCO VIT Commodity Real Return (Pinnacle ™)	144,971	38,067	84,830
PIMCO VIT Low Duration (Pinnacle IV ™)	20,431	15,142	4,712
PIMCO VIT Low Duration (Pinnacle ™)	305,556	2,678	302,782
PIMCO VIT Low Duration (Pinnacle V ™)	26,474	87	26,383
PIMCO VIT Real Return (Pinnacle IV ™)	759,364	442,639	281,143
PIMCO VIT Real Return (Pinnacle V ™)	373,113	16,120	356,273
PIMCO VIT Real Return (Pinnacle ™)	41,344	10,827	29,260
PIMCO VIT Total Return (Pinnacle V ™)	386,250	47,888	336,288
PIMCO VIT Total Return (Pinnacle IV ™)	1,015,534	418,486	590,432
PIMCO VIT Total Return (Pinnacle ™)	82,286	27,207	54,458
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (Pinnacle IV ™)	533,013	298,557	185,231
Rydex VT Absolute Return Strategies (Pinnacle V ™)	127,220	19,095	104,259

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Investor Class (continued):
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)	$185,000	$51,631	$133,611
Rydex VT Alternative Strategies Allocation (Pinnacle V ™)	2,962	2	2,960
Rydex VT Hedged Equity (Pinnacle IV ™)	149,608	125,055	17,219
Rydex VT Hedged Equity (Pinnacle V ™)	33,454	690	32,657
Rydex VT Hedged Equity (Pinnacle ™)	52,081	116	51,950
Rydex VT Managed Future Strategy (Pinnacle IV ™)	676,090	457	675,630
Rydex VT Managed Future Strategy (Pinnacle ™)	15,757	185	15,568
Rydex VT Sector Rotation (Pinnacle IV ™)	998,576	730,933	154,867
Rydex VT Sector Rotation (Pinnacle V ™)	79,236	20,391	51,456

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

 3. Expenses

Three contracts are currently offered by the Separate Account: Pinnacle, Pinnacle IV and Pinnacle V.  The contracts have a deferred sales load charge.  Pinnacle V charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Pinnacle V charges 1.55% and 0.15% of net assets for mortality expense risks and administrative expenses, respectively. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in Pinnacle, Pinnacle IV and Pinnacle V charge an additional 0.60% of net assets for expenses associated with the GMAB rider.  These charges are deducted on a daily basis.  In addition, an annual administrative charge of $30 per contract is assessed if the account value is less than $50,000 at the end of any contract year.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected.  The charges for riders are deducted on a quarterly anniversary day.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values, units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying Funds and total returns are presented for the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2008 and 2007).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)
	2008	125	$8.57	$1,068	2.15%	1.45%	(30.17)%
	2007	153	12.27	1,883	1.52%	1.45%	3.59%
	2006	237	11.85	2,812	1.55%	1.45%	11.88%
	2005	169	10.59	1,790	0.00%	1.45%	3.11%
	2004	47	10.27	478	12.05%	1.45%	2.70%
Touchstone Baron Small Cap (Pinnacle IV™)
	2008	182	12.04	2,191	0.00%	1.45%	(34.61)%
	2007	203	18.41	3,743	0.00%	1.45%	1.26%
	2006	226	18.18	4,102	0.00%	1.45%	16.56%
	2005	181	15.60	2,830	0.00%	1.45%	6.12%
	2004	130	14.70	1,907	0.00%	1.45%	25.96%
Touchstone Baron Small Cap (Pinnacle V™)
	2008	26	6.32	163	0.00%	1.55%	(34.69)%
	2007	7	9.68	68	0.00%	1.55%	(3.23)%
Touchstone Conservative ETF (Pinnacle IV™)
	2008	139	10.25	1,420	2.92%	1.45%	(10.80)%
	2007	158	11.49	1,815	1.69%	1.45%	4.22%
	2006	173	11.03	1,912	0.90%	1.45%	6.58%
	2005	88	10.34	908	0.00%	1.45%	1.82%
	2004	2	10.16	22	15.62%	1.45%	1.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (Pinnacle IV™)
	2008	114	$11.07	$1,259	4.19%	1.45%	(4.64)%
	2007	113	11.61	1,310	4.76%	1.45%	3.91%
	2006	96	11.17	1,067	4.41%	1.45%	2.55%
	2005	80	10.89	874	0.00%	1.45%	0.21%
	2004	53	10.87	577	3.91%	1.45%	1.78%
Touchstone Mid Cap Growth (Pinnacle IV™)
	2008	179	10.72	1,919	3.77%	1.45%	(40.55)%
	2007	203	18.03	3,660	3.11%	1.45%	12.76%
	2006	129	15.99	2,062	0.00%	1.45%	14.50%
	2005	101	13.97	1,414	5.95%	1.45%	13.65%
	2004	73	12.29	891	3.37%	1.45%	10.42%
Touchstone Large Cap Core Equity (Pinnacle IV™)
	2008	268	8.70	2,327	2.04%	1.45%	(36.11)%
	2007	54	13.62	731	2.11%	1.45%	3.78%
	2006	69	13.12	903	3.13%	1.45%	24.75%
	2005	43	10.52	455	0.00%	1.45%	(4.47)%
	2004	16	11.01	181	6.12%	1.45%	3.67%
Touchstone Enhanced ETF (Pinnacle IV™)
	2008	147	8.64	1,271	6.56%	1.45%	(32.43)%
	2007	160	12.79	2,040	1.70%	1.45%	2.51%
	2006	198	12.47	2,471	0.76%	1.45%	13.72%
	2005	113	10.97	1,236	0.00%	1.45%	4.47%
	2004	1	10.50	7	7.82%	1.45%	5.00%
Touchstone High Yield (Pinnacle IV™)
	2008	160	10.42	1,668	6.22%	1.45%	(25.28)%
	2007	182	13.95	2,537	7.64%	1.45%	0.30%
	2006	216	13.90	3,002	8.14%	1.45%	6.34%
	2005	176	13.08	2,305	0.00%	1.45%	1.76%
	2004	148	12.85	1,907	8.70%	1.45%	7.98%
Touchstone Moderate ETF (Pinnacle IV™)
	2008	347	9.35	3,240	1.77%	1.45%	(21.49)%
	2007	290	11.91	3,452	1.36%	1.45%	3.70%
	2006	324	11.48	3,720	1.09%	1.45%	9.37%
	2005	216	10.50	2,269	0.00%	1.45%	2.44%
	2004	7	10.25	76	6.73%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacle V™)
	2008	2	8.04	20	2.72%	1.55%	(19.60)%
Touchstone Money Market (Pinnacle IV™)
	2008	10	10.99	106	2.99%	1.45%	1.46%
	2007	16	10.83	175	5.03%	1.45%	3.63%
	2006	17	10.45	173	4.84%	1.45%	3.42%
	2005	17	10.11	170	3.11%	1.45%	1.67%
	2004	18	9.94	178	1.27%	1.45%	(.10)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle IV™)
	2008	707	$11.03	$7,796	1.74%	1.45%	(39.42)%
	2007	864	18.21	15,731	0.72%	1.45%	(3.22)%
	2006	795	18.81	14,955	1.16%	1.45%	14.20%
	2005	642	16.47	10,577	0.90%	1.45%	15.69%
	2004	469	14.24	6,676	0.31%	1.45%	24.15%
Touchstone Third Avenue Value (Pinnacle V™)
	2008	149	5.44	808	3.26%	1.55%	(39.44)%
	2007	47	8.98	418	5.50%	1.55%	(10.17)%
Touchstone Aggressive ETF (Pinnacle™)
	2008	8	8.61	71	1.73%	1.35%	(30.06)%
	2007	17	12.31	206	0.67%	1.35%	3.70%
	2006	68	11.87	802	1.51%	1.35%	11.99%
	2005	61	10.60	651	0.00%	1.35%	3.22%
	2004	65	10.27	663	14.12%	1.35%	2.70%
Touchstone Baron Small Cap (Pinnacle™)
	2008	75	20.77	1,554	0.00%	1.35%	(34.55)%
	2007	103	31.73	3,274	0.00%	1.35%	1.37%
	2006	120	31.31	3,752	0.00%	1.35%	16.67%
	2005	148	26.83	3,970	0.00%	1.35%	6.22%
	2004	179	25.26	4,512	0.00%	1.35%	26.11%
Touchstone Conservative ETF (Pinnacle™)
	2008	61	10.29	629	3.51%	1.35%	(10.73)%
	2007	61	11.53	707	2.35%	1.35%	4.32%
	2006	20	11.05	224	0.83%	1.35%	6.69%
	2005	20	10.36	207	0.00%	1.35%	1.93%
Touchstone Core Bond (Pinnacle™)
	2008	22	11.14	248	2.53%	1.35%	(4.58)%
	2007	57	11.68	670	3.92%	1.35%	4.02%
	2006	80	11.22	902	4.28%	1.35%	2.65%
	2005	88	10.93	960	0.00%	1.35%	0.31%
	2004	81	10.90	882	2.31%	1.35%	1.87%
Touchstone Core Bond (PinnacleV™)
	2008	21	9.82	206	9.48%	1.55%	(4.77)%
	2007	1	10.31	14	26.86%	1.55%	3.12%
Touchstone Mid Cap Growth (Pinnacle™)
	2008	40	10.79	427	3.11%	1.35%	(40.51)%
	2007	49	18.14	885	3.79%	1.35%	12.88%
	2006	25	16.07	395	0.00%	1.35%	14.61%
	2005	27	14.02	372	6.37%	1.35%	13.79%
	2004	19	12.32	234	2.12%	1.35%	10.49%
Touchstone Mid Cap Growth (PinnacleV™)
	2008	22	6.04	135	5.95%	1.55%	(40.68)%
	2007	3	10.18	26	16.56%	1.55%	1.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle™)
	2008	216	$8.75	$1,892	2.19%	1.35%	(36.11)%
	2007	3	13.69	40	2.17%	1.35%	3.89%
	2006	3	13.18	40	1.81%	1.35%	24.87%
	2005	4	10.56	47	0.00%	1.35%	(4.38)%
	2004	27	11.04	302	2.50%	1.35%	3.76%
Touchstone Large Cap Core Equity (PinnacleV™)
	2008	72	6.04	438	2.38%	1.55%	(36.24)%
	2007	9	9.47	87	26.36%	1.55%	(5.27)%
Touchstone Enhanced ETF (Pinnacle™)
	2008	176	8.68	1,524	5.62%	1.35%	(32.33)%
	2007	267	12.83	3,419	1.77%	1.35%	2.62%
	2006	338	12.50	4,227	0.72%	1.35%	13.83%
	2005	308	10.98	3,383	0.00%	1.35%	4.58%
	2004	22	10.50	229	6.56%	1.35%	5.00%
Touchstone High Yield (Pinnacle™)
	2008	114	10.49	1,197	5.45%	1.35%	(25.21)%
	2007	147	14.03	2,068	7.45%	1.35%	0.40%
	2006	185	13.97	2,590	6.71%	1.35%	6.45%
	2005	236	13.12	3,096	0.00%	1.35%	1.90%
	2004	312	12.88	4,022	5.87%	1.35%	8.05%
Touchstone High Yield (PinnacleV™)
	2008	8	7.22	56	8.75%	1.55%	(25.35)%
	2007	4	9.67	39	51.44%	1.55%	(3.28)%
Touchstone Moderate ETF (Pinnacle™)
	2008	72	9.39	672	1.35%	1.35%	(21.40)%
	2007	68	11.95	814	1.64%	1.35%	3.81%
	2006	60	11.51	687	1.04%	1.35%	9.48%
	2005	67	10.51	701	0.00%	1.35%	2.55%
	2004	4	10.25	36	7.39%	1.35%	2.50%
Touchstone Money Market (Pinnacle™)
	2008	809	11.07	8,954	2.93%	1.35%	1.62%
	2007	859	10.89	9,359	5.03%	1.35%	3.74%
	2006	789	10.50	8,282	4.82%	1.35%	3.52%
	2005	1,026	10.14	10,404	3.21%	1.35%	1.74%
	2004	677	9.97	6,746	1.27%	1.35%	0.00%
Touchstone Third Avenue Value (Pinnacle™)
	2008	133	32.51	4,310	1.54%	1.35%	(39.33)%
	2007	203	53.58	10,878	0.61%	1.35%	(3.12)%
	2006	252	55.31	13,938	1.01%	1.35%	14.32%
	2005	285	48.38	13,791	0.80%	1.35%	15.84%
	2004	282	41.77	11,798	0.23%	1.35%	24.20%
Non-Affiliated :
JP Morgan Mid Cap Value (Pinnacle IV™)
	2008	100	11.54	1,151	1.45%	1.45%	(34.20)%
	2007	134	17.54	2,346	2.41%	1.45%	0.96%
	2006	195	17.37	3,384	1.82%	1.45%	15.15%
	2005	194	15.08	2,924	0.92%	1.45%	7.67%
	2004	140	14.01	1,960	0.58%	1.45%	19.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated (continued):
JP Morgan Mid Cap Value (Pinnacle™)
	2008	13	$9.51	$123	1.57%	1.35%	(34.10)%
	2007	21	14.43	298	2.48%	1.35%	1.06%
	2006	26	14.28	378	2.33%	1.35%	15.27%
	2005	48	12.39	591	0.38%	1.35%	7.72%
	2004	5	11.50	56	0.00%	1.35%	15.00%
Van Kampen UIF Emerging Markets Debt (Pinnacle™)
	2008	18	18.45	340	9.02%	1.35%	(16.11)%
	2007	30	21.99	668	8.00%	1.35%	5.09%
	2006	40	20.93	835	9.72%	1.35%	9.32%
	2005	47	19.15	905	9.59%	1.35%	10.73%
	2004	54	17.29	941	10.69%	1.35%	8.61%
Van Kampen UIF U.S. Real Estate (Pinnacle™)
	2008	49	17.26	843	9.61%	1.35%	(38.73)%
	2007	61	28.17	1,732	2.07%	1.35%	(18.20)%
	2006	82	34.44	2,831	1.30%	1.35%	36.19%
	2005	120	25.29	3,043	1.58%	1.35%	15.46%
	2004	154	21.90	3,364	1.89%	1.35%	34.60%
Non-Affiliated Intial Class :
Fidelity VIP Equity-Income (Pinnacle™)
	2008	181	9.82	1,778	2.17%	1.35%	(43.42)%
	2007	237	17.36	4,114	2.02%	1.35%	0.15%
	2006	337	17.33	5,831	4.69%	1.35%	18.58%
	2005	388	14.61	5,674	2.23%	1.35%	4.46%
	2004	500	13.99	6,995	1.59%	1.35%	9.98%
Fidelity VIP II Contrafund (Pinnacle™)
	2008	378	13.41	5,070	0.96%	1.35%	(43.27)%
	2007	499	23.64	11,798	5.02%	1.35%	16.00%
	2006	630	20.38	12,842	1.30%	1.35%	10.21%
	2005	726	18.49	13,418	0.32%	1.35%	15.35%
	2004	817	16.03	13,094	0.33%	1.35%	13.93%
Fidelity VIP III Growth & Income (Pinnacle™)
	2008	153	9.60	1,469	3.17%	1.35%	(42.51)%
	2007	203	16.70	3,390	4.70%	1.35%	10.60%
	2006	254	15.10	3,840	0.99%	1.35%	11.65%
	2005	315	13.52	4,254	1.66%	1.35%	6.21%
	2004	423	12.73	5,383	0.93%	1.35%	4.34%
Fidelity VIP III Growth Opportunities (Pinnacle™)
	2008	91	5.86	533	0.41%	1.35%	(55.59)%
	2007	117	13.20	1,547	0.00%	1.35%	21.51%
	2006	152	10.86	1,646	0.80%	1.35%	4.04%
	2005	201	10.44	2,093	0.97%	1.35%	7.39%
	2004	240	9.72	2,337	0.57%	1.35%	5.77%
Fidelity VIP II Index 500 (Pinnacle ™)
	2008	412	6.13	2,527	2.05%	1.35%	(37.86)%
	2007	508	9.86	5,010	2.26%	1.35%	(1.36)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Intial Class (continued):
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2008	29	$6.12	$180	2.14%	1.45%	(37.92)%
	2007	32	9.86	315	1.99%	1.45%	(1.42)%
Fidelity VIP II Investment Grade Bond (Pinnacle ™)
	2008	210	9.70	2,040	4.76%	1.35%	(4.55)%
	2007	313	10.16	3,178	0.12%	1.35%	1.63%
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)
	2008	254	9.68	2,457	4.44%	1.45%	(4.68)%
	2007	303	10.16	3,072	0.12%	1.45%	1.56%
Fidelity VIP Overseas (Pinnacle ™)
	2008	30	5.87	177	4.73%	1.35%	(44.58)%
	2007	49	10.59	517	1.44%	1.35%	5.92%
Fidelity VIP Overseas (Pinnacle IV ™)
	2008	131	5.86	766	4.68%	1.45%	(44.64)%
	2007	183	10.58	1,935	2.33%	1.45%	5.84%
Affiliated Service Class:
Touchstone Aggressive ETF (Pinnacle IV™)
	2008	176	7.86	1,382	2.25%	1.45%	(30.15)%
	2007	209	11.25	2,357	2.26%	1.45%	3.26%
	2006	57	10.90	616	6.47%	1.45%	8.97%
Touchstone Aggressive ETF (Pinnacle V™)
	2008	15	6.78	98	2.65%	1.55%	(30.17)%
	2007	5	9.71	52	10.51%	1.55%	(2.91)%
Touchstone Conservative ETF (Pinnacle IV™)
	2008	291	9.81	2,858	3.07%	1.45%	(10.80)%
	2007	234	11.00	2,575	1.72%	1.45%	3.93%
	2006	195	10.58	2,064	2.99%	1.45%	5.81%
Touchstone Conservative ETF (Pinnacle V™)
	2008	93	8.95	829	4.36%	1.55%	(10.88)%
	2007	30	10.04	302	13.95%	1.55%	0.43%
Touchstone Enhanced ETF (Pinnacle IV™)
	2008	84	7.63	640	6.58%	1.45%	(32.31)%
	2007	95	11.27	1,074	2.10%	1.45%	2.23%
	2006	59	11.03	648	2.65%	1.45%	10.26%
Touchstone Enhanced ETF (Pinnacle V™)
	2008	46	6.45	297	11.18%	1.55%	(32.41)%
	2007	10	9.54	93	12.17%	1.55%	(4.57)%
Touchstone Moderate ETF (Pinnacle IV™)
	2008	239	8.71	2,083	1.72%	1.45%	(21.49)%
	2007	265	11.09	2,945	1.88%	1.45%	3.46%
	2006	59	10.72	637	3.86%	1.45%	7.23%
Touchstone Moderate ETF (Pinnacle V™)
	2008	58	7.73	447	2.79%	1.55%	(21.56)%
	2007	10	9.86	100	6.81%	1.55%	(1.45)%
Touchstone GMAB Aggressive ETF (Pinnacle IV™)
	2008	60	7.75	465	2.36%	2.05%	(30.53)%
	2007	65	11.16	726	3.26%	2.05%	2.63%
	2006	14	10.87	154	21.65%	2.05%	8.69%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated Service Class (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V™)
	2008	57	$6.71	$384	3.47%	2.15%	(30.63)%
	2007	5	9.67	51	8.07%	2.15%	(3.27)%
Touchstone GMAB Conservative ETF (Pinnacle IV™)
	2008	17	9.66	162	3.04%	2.05%	(11.39)%
	2007	17	10.90	185	2.64%	2.05%	9.02%
Touchstone GMAB Conservative ETF (Pinnacle V™)
	2008	40	8.86	356	7.11%	2.15%	(11.44)%
Touchstone GMAB Moderate ETF (Pinnacle IV™)
	2008	280	8.58	2,406	1.73%	2.05%	(21.98)%
	2007	301	11.00	3,307	2.06%	2.05%	2.83%
	2006	10	10.70	107	16.64%	2.05%	6.95%
Touchstone GMAB Moderate ETF (Pinnacle V™)
	2008	172	7.65	1,317	2.72%	2.15%	(22.08)%
	2007	15	9.82	145	9.65%	2.15%	(1.82)%
Touchstone Money Market (Pinnacle IV™)
	2008	1,239	10.88	13,484	2.86%	1.45%	1.42%
	2007	1,040	10.73	11,152	4.78%	1.45%	3.37%
	2006	1,098	10.38	11,391	4.67%	1.45%	3.15%
	2005	635	10.06	6,385	2.94%	1.45%	1.42%
	2004	466	9.92	4,627	1.10%	1.45%	(.40)%
Touchstone Money Market (Pinnacle V™)
	2008	239	10.33	2,472	2.88%	1.55%	1.29%
	2007	39	10.20	402	4.30%	1.55%	1.99%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)
	2008	137	5.72	781	0.65%	1.35%	(47.94)%
	2007	175	10.99	1,924	0.75%	1.35%	25.15%
	2006	230	8.78	2,022	0.30%	1.35%	5.30%
	2005	287	8.34	2,390	0.45%	1.35%	4.22%
	2004	424	8.00	3,393	0.15%	1.35%	1.91%
Fidelity VIP III Mid Cap (Pinnacle™)
	2008	161	21.96	3,540	5.36%	1.35%	(40.33)%
	2007	235	36.80	8,655	0.83%	1.35%	13.92%
	2006	315	32.30	10,166	1.40%	1.35%	11.08%
	2005	373	29.08	10,862	0.00%	1.35%	16.61%
	2004	415	24.94	10,350	0.00%	1.35%	23.10%
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager (Pinnacle IV™)
	2008	28	8.90	253	7.83%	1.45%	(29.93)%
	2007	28	12.70	354	5.70%	1.45%	13.50%
	2006	26	11.19	296	2.32%	1.45%	5.59%
	2005	24	10.60	250	1.41%	1.45%	2.31%
	2004	8	10.36	86	0.00%	1.45%	3.60%
Fidelity VIP Asset Manager (Pinnacle V™)
	2008	4	7.48	29	8.11%	1.55%	(29.98)%
	2007	1	10.68	14	21.45%	1.55%	6.83%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Balanced (Pinnacle IV™)
	2008	118	$9.20	$1,090	2.74%	1.45%	(35.10)%
	2007	124	14.18	1,762	4.72%	1.45%	7.14%
	2006	102	13.23	1,346	1.75%	1.45%	9.89%
	2005	84	12.04	1,009	1.71%	1.45%	3.98%
	2004	39	11.58	457	1.42%	1.45%	3.67%
Fidelity VIP Balanced (Pinnacle V™)
	2008	26	6.44	168	2.84%	1.55%	(35.16)%
	2007	2	9.93	23	6.72%	1.55%	(0.68)%
Fidelity VIP Contrafund (Pinnacle IV™)
	2008	782	10.83	8,470	0.85%	1.45%	(43.53)%
	2007	891	19.18	17,085	5.58%	1.45%	15.59%
	2006	801	16.59	13,284	1.06%	1.45%	9.82%
	2005	612	15.11	9,241	0.12%	1.45%	14.97%
	2004	392	13.14	5,152	0.14%	1.45%	13.47%
Fidelity VIP Contrafund (Pinnacle V™)
	2008	302	6.08	1,839	1.26%	1.55%	(43.59)%
	2007	43	10.78	458	34.84%	1.55%	7.78%
Fidelity VIP Disciplined Small Cap (Pinnacle ™)
	2008	30	5.87	176	0.25%	1.35%	(34.83)%
	2007	62	9.01	558	0.45%	1.35%	(9.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)
	2008	21	5.86	123	0.36%	1.45%	(34.90)%
	2007	24	9.00	220	0.50%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)
	2008	9	5.89	54	0.78%	1.55%	(34.95)%
	2007	1	9.05	12	2.14%	1.55%	(9.45)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)
	2008	8	9.26	73	0.40%	1.45%	(42.23)%
	2007	22	16.03	355	5.58%	1.45%	5.18%
	2006	17	15.24	265	0.20%	1.45%	12.17%
	2005	14	13.59	191	0.00%	1.45%	18.96%
	2004	1	11.42	6	0.00%	1.45%	(0.17)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V™)
	2008	5	5.65	28	0.47%	1.55%	(42.29)%
	2007	5	9.79	47	48.48%	1.55%	(2.10)%
Fidelity VIP Equity-Income (Pinnacle IV™)
	2008	320	8.29	2,651	2.23%	1.45%	(43.67)%
	2007	359	14.72	5,288	2.25%	1.45%	(0.20)%
	2006	331	14.75	4,885	4.25%	1.45%	18.20%
	2005	294	12.48	3,674	1.67%	1.45%	4.06%
	2004	235	11.99	2,818	1.05%	1.45%	9.60%
Fidelity VIP Equity-Income (Pinnacle V™)
	2008	38	5.15	195	2.78%	1.55%	(43.74)%
	2007	1	9.15	10	19.54%	1.55%	(8.46)%
Fidelity VIP Freedom 2010 (Pinnacle IV ™)
	2008	23	7.54	173	3.35%	1.45%	(26.28)%
	2007	24	10.23	245	7.47%	1.45%	2.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Freedom 2010 (Pinnacle V ™)
	2008	54	$7.47	$403	6.74%	1.55%	(26.37)%
	2007	7	10.15	74	12.23%	1.55%	1.45%
Fidelity VIP Freedom 2015 (Pinnacle IV ™)
	2008	65	7.34	476	2.85%	1.45%	(28.32)%
	2007	45	10.24	457	7.40%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle V ™)
	2008	21	7.26	156	2.53%	1.55%	(28.43)%
	2007	13	10.14	133	18.89%	1.55%	1.44%
Fidelity VIP Freedom 2020 (Pinnacle IV ™)
	2008	36	6.79	242	3.36%	1.45%	(33.76)%
	2007	35	10.25	363	9.07%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle V ™)
	2008	9	6.70	60	3.32%	1.55%	(33.88)%
	2007	9	10.13	89	31.57%	1.55%	1.33%
Fidelity VIP Freedom 2025 (Pinnacle IV ™)
	2008	—	6.63	2	3.55%	1.45%	(35.34)%
	2007	—	10.25	3	7.32%	1.45%	2.53%
Fidelity VIP Freedom 2025 (Pinnacle™)
	2008	1	6.80	10	3.66%	1.35%	(33.71)%
Fidelity VIP Freedom 2025 (Pinnacle V ™)
	2008	8	6.54	55	3.83%	1.55%	(35.43)%
	2007	7	10.13	74	20.66%	1.55%	1.29%
Fidelity VIP Freedom 2030 (Pinnacle IV ™)
	2008	—	6.25	2	3.33%	1.45%	(39.11)%
	2007	—	10.26	3	21.88%	1.45%	2.64%
Fidelity VIP Freedom 2030 (Pinnacle V ™)
	2008	27	6.16	167	5.08%	1.55%	(39.13)%
	2007	10	10.12	100	14.01%	1.55%	1.20%
Fidelity VIP Growth (Pinnacle ™)
	2008	13	6.09	81	0.46%	1.35%	(47.99)%
	2007	28	11.71	333	0.18%	1.35%	17.10%
Fidelity VIP Growth (Pinnacle IV™)
	2008	146	6.94	1,016	0.56%	1.45%	(48.09)%
	2007	163	13.37	2,177	0.42%	1.45%	24.82%
	2006	149	10.71	1,598	0.17%	1.45%	5.03%
	2005	155	10.20	1,581	0.28%	1.45%	3.95%
	2004	160	9.81	1,572	0.10%	1.45%	1.66%
Fidelity VIP Growth (Pinnacle V™)
	2008	11	6.00	68	1.09%	1.55%	(48.10)%
	2007	—	11.56	3	0.48%	1.55%	15.61%
Fidelity VIP Growth & Income (Pinnacle IV™)
	2008	150	8.20	1,232	2.97%	1.45%	(42.73)%
	2007	149	14.32	2,131	4.14%	1.45%	10.23%
	2006	225	12.99	2,923	0.66%	1.45%	11.23%
	2005	208	11.68	2,428	1.26%	1.45%	5.87%
	2004	185	11.03	2,037	0.69%	1.45%	3.96%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Growth & Income (Pinnacle V™)
	2008	26	$5.84	$153	2.13%	1.55%	(42.83)%
	2007	3	10.21	26	2.66%	1.55%	2.14%
Fidelity VIP Growth Opportunities (Pinnacle IV™)
	2008	46	6.51	299	0.12%	1.45%	(55.77)%
	2007	51	14.72	748	0.00%	1.45%	21.12%
	2006	51	12.15	615	0.41%	1.45%	3.60%
	2005	31	11.73	365	0.60%	1.45%	7.12%
	2004	18	10.95	199	0.30%	1.45%	5.29%
Fidelity VIP Growth Opportunities (Pinnacle V™)
	2008	16	4.84	76	0.22%	1.55%	(55.87)%
	2007	2	10.97	26	0.00%	1.55%	9.67%
Fidelity VIP High Income (Pinnacle IV™)
	2008	64	10.18	655	7.61%	1.45%	(26.25)%
	2007	76	13.80	1,053	8.73%	1.45%	1.05%
	2006	57	13.66	776	8.34%	1.45%	9.42%
	2005	51	12.48	636	14.58%	1.45%	0.84%
	2004	44	12.38	540	7.76%	1.45%	7.75%
Fidelity VIP High Income (Pinnacle V™)
	2008	13	7.17	94	19.75%	1.55%	(26.35)%
	2007	2	9.73	16	26.99%	1.55%	(2.65)%
Fidelity VIP II Index 500 (Pinnacle ™)
	2008	73	6.10	443	1.70%	1.35%	(38.06)%
	2007	75	9.85	742	3.74%	1.35%	(1.52)%
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2008	604	6.09	3,679	1.83%	1.45%	(38.11)%
	2007	712	9.84	7,010	2.39%	1.45%	(1.59)%
Fidelity VIP II Index 500 (Pinnacle V ™)
	2008	41	5.97	246	3.36%	1.55%	(38.10)%
	2007	5	9.65	50	9.50%	1.55%	(3.55)%
Fidelity VIP Investment Grade Bond (Pinnacle IV™)
	2008	218	10.38	2,262	4.83%	1.45%	(4.86)%
	2007	361	10.91	3,943	2.68%	1.45%	2.57%
	2006	168	10.64	1,787	3.15%	1.45%	2.63%
	2005	121	10.36	1,258	1.97%	1.45%	0.43%
	2004	28	10.32	292	0.00%	1.45%	3.20%
Fidelity VIP Investment Grade Bond (Pinnacle V™)
	2008	142	9.66	1,369	3.73%	1.55%	(4.95)%
	2007	8	10.16	82	0.00%	1.55%	1.63%
Fidelity VIP Mid Cap (Pinnacle ™)
	2008	64	6.26	401	6.33%	1.35%	(40.43)%
	2007	147	10.51	1,544	0.51%	1.35%	5.08%
Fidelity VIP Mid Cap (Pinnacle IV™)
	2008	248	13.23	3,286	5.01%	1.45%	(40.47)%
	2007	300	22.23	6,670	0.58%	1.45%	13.66%
	2006	266	19.55	5,206	1.10%	1.45%	10.78%
	2005	197	17.65	3,475	0.00%	1.45%	16.29%
	2004	146	15.18	2,212	0.00%	1.45%	22.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued) :
Fidelity VIP Mid Cap (Pinnacle V™)
	2008	89	$6.19	$549	2.76%	1.55%	(40.54)%
	2007	22	10.41	230	1.80%	1.55%	4.11%
Fidelity VIP Overseas (Pinnacle IV™)
	2008	251	9.57	2,406	4.63%	1.45%	(44.79)%
	2007	281	17.34	4,866	2.95%	1.45%	15.35%
	2006	88	15.03	1,325	0.70%	1.45%	16.07%
	2005	20	12.95	253	0.64%	1.45%	17.07%
	2004	7	11.06	74	0.00%	1.45%	10.60%
Fidelity VIP Overseas (Pinnacle V™)
	2008	64	5.73	365	5.51%	1.55%	(44.81)%
	2007	15	10.38	155	11.90%	1.55%	3.82%
Fidelity VIP Asset Manager (Pinnacle™)
	2008	2	8.94	15	6.59%	1.35%	(29.88)%
	2007	12	12.75	148	5.20%	1.35%	13.61%
	2006	8	11.22	93	2.36%	1.35%	5.69%
	2005	6	10.62	63	0.24%	1.35%	2.38%
Fidelity VIP Balanced (Pinnacle™)
	2008	29	8.38	244	2.48%	1.35%	(35.02)%
	2007	34	12.90	435	5.20%	1.35%	7.25%
	2006	32	12.03	379	2.44%	1.35%	10.00%
	2005	22	10.93	246	1.37%	1.35%	4.12%
	2004	12	10.50	121	0.00%	1.35%	5.00%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)
	2008	9	8.68	79	0.41%	1.35%	(42.14)%
	2007	22	15.00	325	7.81%	1.35%	5.28%
	2006	13	14.25	181	0.26%	1.35%	12.28%
	2005	3	12.69	35	0.00%	1.35%	19.04%
Fidelity VIP High Income (Pinnacle™)
	2008	5	8.88	48	5.05%	1.35%	(26.13)%
	2007	8	12.02	99	9.52%	1.35%	1.15%
	2006	13	11.88	149	5.19%	1.35%	9.53%
	2005	12	10.85	126	13.37%	1.35%	0.93%
	2004	4	10.75	48	0.00%	1.35%	7.50%
Fidelity VIP Investment Grade Bond (Pinnacle™)
	2008	210	9.70	2,040	4.76%	1.35%	(4.55)%
	2007	63	10.95	691	1.14%	1.35%	2.67%
	2006	10	10.67	108	8.06%	1.35%	2.74%
	2005	12	10.38	128	2.07%	1.35%	0.50%
	2004	3	10.33	30	0.00%	1.35%	3.30%
Fidelity VIP Overseas (Pinnacle™)
	2008	30	5.87	177	4.73%	1.35%	(44.58)%
	2007	128	17.40	2,223	2.90%	1.35%	15.47%
	2006	29	15.07	432	1.51%	1.35%	16.19%
	2005	15	12.97	199	0.27%	1.35%	17.16%
	2004	5	11.07	55	0.00%	1.35%	10.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2008	25	$15.04	$375	9.33%	1.45%	(16.20)%
	2007	36	17.95	642	7.83%	1.45%	4.98%
	2006	57	17.10	974	8.83%	1.45%	9.21%
	2005	25	15.65	387	8.98%	1.45%	10.63%
	2004	17	14.15	241	11.64%	1.45%	8.43%
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)
	2008	93	13.91	1,286	9.56%	1.45%	(38.78)%
	2007	123	22.72	2,793	2.06%	1.45%	(18.28)%
	2006	185	27.80	5,132	1.43%	1.45%	36.05%
	2005	163	20.44	3,326	1.44%	1.45%	15.39%
	2004	116	17.71	2,061	2.00%	1.45%	34.37%
Franklin Growth and Income Securities (Pinnacle™)
	2008	285	9.41	2,686	4.13%	1.35%	(35.85)%
	2007	339	14.67	4,972	3.18%	1.35%	(4.77)%
	2006	498	15.40	7,669	2.85%	1.35%	15.48%
	2005	637	13.34	8,495	2.77%	1.35%	2.29%
	2004	780	13.04	10,172	2.57%	1.35%	9.40%
Franklin Income Securities (Pinnacle™)
	2008	625	11.96	7,469	6.29%	1.35%	(30.35)%
	2007	872	17.17	14,966	3.56%	1.35%	2.60%
	2006	1,072	16.74	17,943	3.84%	1.35%	16.88%
	2005	1,288	14.32	18,447	3.94%	1.35%	0.49%
	2004	1,479	14.25	21,072	3.24%	1.35%	12.56%
Non-Affiliated Class 2 :
Franklin Growth and Income Securities (Pinnacle ™)
	2008	135	5.75	775	3.81%	1.35%	(36.00)%
	2007	124	8.98	1,111	4.27%	1.35%	(10.16)%
Franklin Growth and Income Securities (Pinnacle IV™)
	2008	402	9.21	3,705	3.78%	1.45%	(36.08)%
	2007	470	14.41	6,767	3.69%	1.45%	(5.11)%
	2006	174	15.18	2,638	2.64%	1.45%	15.07%
	2005	147	13.20	1,940	2.55%	1.45%	2.05%
	2004	108	12.93	1,390	2.40%	1.45%	8.93%
Franklin Growth and Income Securities (Pinnacle V™)
	2008	19	5.60	104	4.07%	1.55%	(36.15)%
	2007	6	8.77	49	0.00%	1.55%	(12.29)%
Franklin Income Securities (Pinnacle IV™)
	2008	516	11.70	6,037	6.24%	1.45%	(30.68)%
	2007	610	16.88	10,300	3.65%	1.45%	2.25%
	2006	568	16.51	9,381	3.58%	1.45%	16.53%
	2005	427	14.17	6,054	3.71%	1.45%	0.11%
	2004	289	14.15	4,087	3.29%	1.45%	12.21%
Franklin Income Securities (Pinnacle V™)
	2008	72	6.62	476	5.32%	1.55%	(30.75)%
	2007	28	9.56	269	0.00%	1.55%	(4.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle IV™)
	2008	128	$9.34	$1,193	3.69%	1.45%	(35.51)%
	2007	150	14.48	2,176	0.72%	1.45%	4.68%
	2006	142	13.84	1,966	0.79%	1.45%	9.29%
	2005	135	12.66	1,706	0.55%	1.45%	(0.40)%
	2004	113	12.71	1,439	0.39%	1.45%	6.36%
Franklin Large Cap Growth Securities (Pinnacle V™)
	2008	17	6.17	103	4.12%	1.55%	(35.58)%
	2007	6	9.58	53	0.00%	1.55%	(4.22)%
Franklin Mutual Shares Securities (Pinnacle IV™)
	2008	373	10.83	4,041	3.72%	1.45%	(38.02)%
	2007	439	17.47	7,665	2.09%	1.45%	1.97%
	2006	343	17.14	5,870	2.06%	1.45%	16.67%
	2005	265	14.69	3,892	0.95%	1.45%	8.96%
	2004	182	13.48	2,450	0.75%	1.45%	10.95%
Franklin Mutual Shares Securities (Pinnacle V™)
	2008	149	5.83	871	4.31%	1.55%	(38.11)%
	2007	46	9.42	436	0.00%	1.55%	(5.80)%
Franklin Small Cap Value Securities Fund (Pinnacle ™)
	2008	55	5.87	324	1.64%	1.35%	(33.91)%
	2007	—	8.88	1	6.44%	1.35%	(11.18)%
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)
	2008	58	5.86	339	2.10%	1.45%	(33.98)%
	2007	5	8.88	40	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities Fund (Pinnacle V ™)
	2008	15	5.83	88	2.01%	1.55%	(34.11)%
	2007	—	8.85	2	0.00%	1.55%	(11.52)%
Templeton Foreign Securities (Pinnacle IV™)
	2008	162	12.86	2,082	3.34%	1.45%	(41.23)%
	2007	198	21.88	4,341	2.15%	1.45%	13.78%
	2006	167	19.23	3,221	1.28%	1.45%	19.69%
	2005	150	16.07	2,411	1.05%	1.45%	8.58%
	2004	81	14.80	1,193	1.07%	1.45%	16.81%
Templeton Foreign Securities (Pinnacle V™)
	2008	87	6.16	536	3.49%	1.55%	(41.26)%
	2007	5	10.49	57	0.00%	1.55%	4.87%
Templeton Growth Securities (Pinnacle IV™)
	2008	129	10.55	1,359	1.99%	1.45%	(43.19)%
	2007	164	18.57	3,045	1.81%	1.45%	0.86%
	2006	169	18.41	3,116	1.29%	1.45%	20.05%
	2005	126	15.34	1,926	1.14%	1.45%	7.26%
	2004	76	14.30	1,085	1.01%	1.45%	14.40%
Templeton Growth Securities (Pinnacle V™)
	2008	88	5.41	477	2.25%	1.55%	(43.24)%
	2007	4	9.53	36	0.00%	1.55%	(4.69)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle IV™)
	2008	78	$10.21	$795	2.85%	1.45%	(36.73)%
	2007	81	16.14	1,309	1.67%	1.45%	(3.75)%
	2006	81	16.77	1,351	2.45%	1.45%	14.37%
	2005	71	14.66	1,043	0.78%	1.45%	2.59%
	2004	42	14.29	604	0.57%	1.45%	15.71%
Van Kampen LIT Comstock (Pinnacle V™)
	2008	7	5.65	39	0.76%	1.55%	(36.75)%
	2007	1	8.93	8	0.00%	1.55%	(10.67)%
Van Kampen LIT Strategic Growth (Pinnacle IV™)
	2008	15	7.79	118	0.21%	1.45%	(49.83)%
	2007	26	15.53	398	0.00%	1.45%	14.94%
	2006	33	13.51	439	0.00%	1.45%	1.14%
	2005	32	13.36	421	0.01%	1.45%	6.08%
	2004	28	12.59	358	0.00%	1.45%	5.27%
Van Kampen LIT Strategic Growth (Pinnacle V™)
	2008	4	5.37	19	0.15%	1.55%	(49.95)%
	2007	1	10.73	8	0.00%	1.55%	7.28%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2008	54	8.52	456	8.51%	1.45%	(16.21)%
	2007	61	10.17	618	3.22%	1.45%	1.68%
Van Kampen UIF Emerging Markets Debt (Pinnacle V™)
	2008	8	8.46	67	9.95%	1.55%	(16.28)%
	2007	—	10.10	1	0.00%	1.55%	1.05%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)
	2008	95	18.32	1,739	7.71%	1.45%	(57.37)%
	2007	84	42.98	3,603	0.76%	1.45%	38.41%
	2006	54	31.05	1,670	0.84%	1.45%	35.19%
	2005	32	22.97	736	0.30%	1.45%	31.86%
	2004	17	17.42	303	0.64%	1.45%	21.22%
Van Kampen UIF Emerging Markets Equity (Pinnacle V™)
	2008	55	5.29	293	7.92%	1.55%	(57.41)%
	2007	23	12.42	290	0.00%	1.55%	24.21%
Van Kampen UIF U S Real Estate (Pinnacle IV™)
	2008	142	4.70	665	8.83%	1.45%	(38.93)%
	2007	107	7.70	827	2.83%	1.45%	(23.04)%
Van Kampen UIF U S Real Estate (Pinnacle V™)
	2008	22	5.01	112	9.74%	1.55%	(39.06)%
	2007	2	8.22	14	0.00%	1.55%	(17.79)%
Van Kampen MS UIF US Mid Cap Value (Pinnacle IV™)
	2008	3	6.10	16	4.27%	1.45%	(39.00)%
Van Kampen MS UIF US Mid Cap Value (Pinnacle V™)
	2008	—	6.09	2	22.32%	1.55%	(39.10)%
Van Kampen MS UIF US Mid Cap Value (Pinnacle™)
	2008	3	6.10	15	0.00%	1.35%	(39.00)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued) :
Franklin Large Cap Growth Securities (Pinnacle™)
	2008	21	$9.40	$193	3.76%	1.35%	(35.43)%
	2007	48	14.56	701	0.72%	1.35%	4.79%
	2006	36	13.89	497	0.57%	1.35%	9.40%
	2005	38	12.70	485	0.59%	1.35%	(0.34)%
	2004	34	12.74	435	0.36%	1.35%	6.52%
Franklin Mutual Shares Securities (Pinnacle™)
	2008	90	10.90	984	3.78%	1.35%	(37.94)%
	2007	105	17.56	1,845	2.06%	1.35%	2.08%
	2006	102	17.21	1,760	2.01%	1.35%	16.79%
	2005	105	14.73	1,553	0.98%	1.35%	9.05%
	2004	104	13.51	1,403	0.81%	1.35%	11.10%
Templeton Foreign Securities (Pinnacle™)
	2008	34	12.94	445	3.20%	1.35%	(41.16)%
	2007	85	21.99	1,859	2.32%	1.35%	13.89%
	2006	95	19.31	1,832	0.97%	1.35%	19.81%
	2005	159	16.12	2,565	1.35%	1.35%	8.68%
	2004	64	14.83	954	0.92%	1.35%	16.96%
Templeton Growth Securities (Pinnacle™)
	2008	79	10.62	841	1.67%	1.35%	(43.10)%
	2007	48	18.66	896	1.49%	1.35%	0.96%
	2006	94	18.49	1,740	1.11%	1.35%	20.17%
	2005	70	15.38	1,084	1.00%	1.35%	7.43%
	2004	49	14.32	695	1.14%	1.35%	14.47%
Van Kampen LIT Comstock (Pinnacle™)
	2008	12	10.27	128	3.01%	1.35%	(36.68)%
	2007	16	16.22	257	1.80%	1.35%	(3.65)%
	2006	27	16.83	452	2.78%	1.35%	14.48%
	2005	38	14.70	555	0.95%	1.35%	2.68%
	2004	29	14.32	419	0.61%	1.35%	15.86%
Van Kampen LIT Strategic Growth (Pinnacle™)
	2008	3	7.83	20	0.22%	1.35%	(49.82)%
	2007	5	15.60	80	0.00%	1.35%	15.06%
	2006	6	13.56	81	0.00%	1.35%	1.24%
	2005	6	13.40	74	0.01%	1.35%	6.23%
	2004	5	12.61	66	0.00%	1.35%	5.26%
Van Kampen UIF Emerging Markets Equity (Pinnacle™)
	2008	30	18.43	560	7.72%	1.35%	(57.33)%
	2007	56	43.20	2,414	0.77%	1.35%	38.56%
	2006	58	31.18	1,793	0.86%	1.35%	35.32%
	2005	60	23.04	1,379	0.36%	1.35%	31.95%
	2004	52	17.46	901	0.76%	1.35%	21.33%
DWS Small Cap Index VIP (Pinnacle IV™)
	2008	5	10.41	47	2.84%	1.45%	(35.07)%
	2007	5	16.03	76	1.32%	1.45%	(3.33)%
	2006	5	16.58	78	0.83%	1.45%	15.79%
	2005	5	14.32	71	0.81%	1.45%	2.74%
	2004	4	13.94	61	0.53%	1.45%	16.07%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class A:
DWS VIT Small Cap Index VIP (Pinnacle™)
	2008	72		$10.60	$769	3.00%	1.35%	(35.03)%
	2007	108		16.32	1,757	1.25%	1.35%	(3.23)%
	2006	169		16.86	2,855	0.79%	1.35%	15.91%
	2005	202		14.55	2,945	1.02%	1.35%	2.87%
	2004	285		14.14	4,034	0.46%	1.35%	16.19%
Non-Affiliated Class B :
DWS Small Cap Index VIP (Pinnacle IV™)
	2008	46		9.37	429	2.67%	1.45%	(35.27)%
	2007	57		14.48	823	1.09%	1.45%	(3.58)%
	2006	60		15.01	894	0.59%	1.45%	15.50%
	2005	56		13.00	724	0.61%	1.45%	2.52%
	2004	52		12.68	655	0.22%	1.45%	15.69%
DWS Small Cap Index VIP (Pinnacle V™)
	2008	8		5.98	47	3.09%	1.55%	(35.39)%
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle IV™)
	2008	1		8.29	12	6.87%	1.45%	(17.10)%
PIMCO VIT All Asset (Pinnacle V™)
	2008	2		8.28	14	5.60%	1.55%	(17.20)%
PIMCO VIT Commodity Real Return (Pinnacle IV™)
	2008	46		4.79	219	6.58%	1.45%	(52.10)%
PIMCO VIT Commodity Real Return (Pinnacle V™)
	2008	10		4.79	46	9.12%	1.55%	(52.10)%
PIMCO VIT Commodity Real Return (Pinnacle™)
	2008	8		4.76	40	7.26%	1.35%	(52.40)%
PIMCO VIT Low Duration (Pinnacle IV™)
	2008	—	*	9.66	5	4.66%	1.45%	(3.40)%
PIMCO VIT Low Duration (Pinnacle™)
	2008	30		9.70	288	5.19%	1.35%	(3.00)%
PIMCO VIT Low Duration (Pinnacle V™)
	2008	3		9.65	26	6.62%	1.55%	(3.50)%
PIMCO VIT Real Return (Pinnacle IV™)
	2008	29		8.90	257	3.48%	1.45%	(11.00)%
PIMCO VIT Real Return (Pinnacle V™)
	2008	36		8.90	320	3.53%	1.55%	(11.00)%
PIMCO VIT Real Return (Pinnacle™)
	2008	3		8.92	29	3.61%	1.35%	(10.80)%
PIMCO VIT Total Return (Pinnacle V™)
	2008	33		10.14	330	6.33%	1.55%	1.40%
PIMCO VIT Total Return (Pinnacle IV™)
	2008	58		10.14	591	6.71%	1.45%	1.40%
PIMCO VIT Total Return (Pinnacle™)
	2008	5		10.01	54	5.81%	1.35%	0.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

43

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (Pinnacle IV™)
	2008	21		$8.40	$178	1.89%	1.45%	(16.00)%
Rydex VT Absolute Return Strategies (Pinnacle V™)
	2008	11		8.39	89	1.12%	1.55%	(16.10)%
Rydex VT Alternative Strategies Allocation (Pinnacle IV™)
	2008	13		9.90	130	21.72%	1.45%	(1.00)%
Rydex VT Alternative Strategies Allocation (Pinnacle V™)
	2008	—	*	9.90	3	49.34%	1.55%	(1.00)%
Rydex VT Hedged Equity (Pinnacle IV™)
	2008	2		8.17	14	0.56%	1.45%	(18.30)%
Rydex VT Hedged Equity (Pinnacle V™)
	2008	3		8.17	27	2.56%	1.55%	(18.30)%
Rydex VT Hedged Equity (Pinnacle™)
	2008	6		7.95	51	3.04%	1.35%	(20.50)%
Rydex VT Managed Future Strategy (Pinnacle IV™)
	2008	69		9.51	653	0.00%	1.45%	(4.90)%
Rydex VT Managed Future Strategy (Pinnacle™)
	2008	2		9.51	15	0.00%	1.35%	(4.90)%
Rydex VT Sector Rotation (Pinnacle IV™)
	2008	18		6.65	118	0.15%	1.45%	(33.50)%
Rydex VT Sector Rotation (Pinnacle V™)
	2008	5		6.64	36	0.21%	1.55%	(33.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

44

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company Years Ended December 31, 2008, 2007 and 2006

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008.  Our audits also included the statutory-basis financial statement schedules listed in the contents page.  These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2008, the Company changed its method of accounting for the separate account assets and liabilities related to its market value adjusted annuity products.  Further, in 2007, the Company change the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 3, 2009

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2008	2007
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,354,511	$993,174
Preferred and common stocks	41,601	38,230
Mortgage loans	3,949	2,754
Policy loans	41,491	42,357
Cash, cash equivalents and short-term investments	64,357	12,455
Receivable for securities	443	344
Other invested assets	19,494	—
Total cash and invested assets	1,525,846	1,089,314

Investment income due and accrued	16,429	10,403
Net deferred income tax asset	8,502	13,748
Other admitted assets	495	926
Separate account assets	2,486,270	2,563,118
Total admitted assets	$4,037,542	$3,677,509

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,310,036	$928,891
Liability for deposit-type contracts	74,050	60,082
Policy and contract claims	146	51
Deposits on policies to be issued	3,296	5,220
Total policy and contract liabilities	1,387,528	994,244

General expense due and accrued	253	238
Transfer from separate accounts due and accrued, net	(27,551)	(48,625)
Asset valuation reserve	690	17,162
Other liabilities	5,804	2,313
Borrowed money and interest	—	6,924
Separate account liabilities	2,486,270	2,563,118
Total liabilities	3,852,994	3,535,374

Capital and surplus:
Common stock, $10 par value, 200 shares authorized, issued and outstanding	2,000	2,000
Paid-in surplus	300,543	206,371
Accumulated deficit	(117,995)	(66,236)
Total capital and surplus	184,548	142,135
Total liabilities and capital and surplus	$4,037,542	$3,677,509

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$777,555	$523,228	$528,350
Net investment income	73,689	55,251	51,555
Considerations for supplementary contracts with life contingencies	4,210	5,685	3,166
Amortization of interest maintenance reserve	(981)	(933)	(466)
Fees from management of separate account	7,135	8,588	7,614
Other revenues	1,304	1,579	1,363
Total premiums and other revenues	862,912	593,398	591,582

Benefits paid or provided:
Death benefits	3,685	3,921	2,750
Annuity benefits	65,150	62,998	55,844
Surrender benefits	337,068	402,034	256,327
Payments on supplementary contracts	1,888	1,427	1,093
Other benefits	1,011	875	604
Increase in policy reserves and other policyholders’ funds	391,880	92,810	53,026
Total benefits paid or provided	800,682	564,065	369,644

Insurance expenses and other deductions:
Commissions	39,383	26,065	25,489
Commissions and expenses on reinsurance assumed	383	1,736	2,439
General expenses	13,968	12,623	11,142
Net transfers to (from) separate accounts	55,273	(20,361)	171,850
Other deductions	(36)	(1,132)	(1,308)
Total insurance expenses and other deductions	108,971	18,931	209,612

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	(46,741)	10,402	12,326

Federal income tax expense (benefit), excluding tax on capital gains (losses)	(12,681)	1,016	(22,086)

Gain (loss) from operations before net realized capital gains (losses)	(34,060)	9,386	34,412

Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(22,696)	(4,271)	3,480
Net income (loss)	$(56,756)	$5,115	$37,892

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2008, 2007 and 2006

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2006	$2,000	$206,371	$(110,044)	$98,327

Net income (loss)	—	—	37,892	37,892
Change in net deferred income tax	—	—	(27,490)	(27,490)
Net change in unrealized gains (losses) on investments (net of deferred taxes of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	21,015	21,015
Change in asset valuation reserve	—	—	(2,458)	(2,458)
Change in surplus in separate accounts	—	—	1,788	1,788
Balance, December 31, 2006	2,000	206,371	(79,297)	129,074

Net income (loss)	—	—	5,115	5,115
Change in net deferred income tax	—	—	4,365	4,365
Net change in unrealized gains on investments (net of deferred taxes of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	(4,787)	(4,787)
Change in reserve on account of change in valuation basis	—	—	9,335	9,335
Change in asset valuation reserve	—	—	4,636	4,636
Change in surplus in separate accounts	—	—	(5,603)	(5,603)
Balance, December 31, 2007	2,000	206,371	(66,236)	142,135

Net income (loss)	—	—	(56,756)	(56,756)
Change in deferred income tax	—	—	10,036	10,036
Net change in unrealized gains (losses) on investments (net of deferred taxes of $3,795)	—	—	(7,050)	(7,050)
Net change in nonadmitted assets and related items	—	—	(16,253)	(16,253)
Changes in reserves on account of changes in valuation basis	—	—	10,101	10,101
Change in asset valuation reserve	—	—	16,472	16,472
Change in surplus in separate accounts	—	—	(8,309)	(8,309)
Capital Contributions	—	94,172	—	94,172
Balance, December 31, 2008	$2,000	$300,543	$(117,995)	$184,548

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$781,766	$528,913	$531,516
Net investment income received	65,455	53,790	50,933
Benefits paid	(458,685)	(476,428)	(315,691)
Net transfers from (to) separate accounts	(34,199)	57,229	(198,766)
Commissions and expense paid	(53,703)	(39,179)	(37,781)
Other, net	20,095	7,776	36,619
Net cash from (for) operations	320,729	132,101	66,830

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	392,255	517,025	541,820
Preferred stocks	5,453	28,682	23,232
Mortgage loans	51	3,480	414
Miscellaneous proceeds	3,988	—	863
Net proceeds from investments sold, matured or repaid	401,747	549,187	566,329

Cost of investments acquired:
Debt securities	739,298	647,353	677,362
Preferred stocks	1,000	18,991	44,455
Mortgage loans	1,246	2,754	3,504
Other invested assets	16,994	3,099	—
Miscellaneous applications	—	358	—
Total cost of investments acquired	758,538	672,555	725,321

Net change in policy and other loans	(866)	2,312	1,732
Net cash from (for) investments	(355,925)	(125,680)	(160,724)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	40,000	—	—
Borrowed money	(6,924)	(15,886)	9,561
Net deposits on deposit-type contract funds and other insurance liabilities	53,188	4,506	2,401
Other cash provided (applied)	834	3,833	(3,588)
Net cash from (for) financing and miscellaneous sources	87,098	(7,547)	8,374

Net change in cash, cash equivalents and short-term investments	51,902	(1,126)	(85,520)
Cash, cash equivalents and short-term investments:
Beginning of year	12,455	13,581	99,101
End of year	$64,357	$12,455	$13,581

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stocks	$18,528	$—	$—
Capital contribution from parent in the form of debt securities and accrued interest	35,644	—	—

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2008

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2008, approximately 95% of the gross premiums and annuity considerations for the Company were derived from New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for equity securities and debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, interest related declines in fair value are evaluated in a manner consistent with credit related declines in fair value.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.  The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	December 31
	2008	2007
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$184,548	$142,135
Adjustments to customer deposits	(45,237)	(38,544)
Adjustments to invested asset carrying values	(343,215)	1,270
Federal income taxes	34,156	(40,505)
Asset valuation reserve	690	17,162
Value of insurance in force	34,258	14,315
Deferred policy acquisition costs	277,688	123,016
Deferred sales inducements	23,853	16,047
Commissions and prepaids	(5)	11
Shareholder’s equity, GAAP basis	$166,736	$234,907

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$(56,756)	$5,115	$37,892
Deferred policy acquisition costs, net of amortization	17,836	7,276	12,112
Deferred sales inducements, net of amortization	763	3,536	6,663
Adjustments to customer deposits	3,408	(5,853)	(9,145)
Adjustments to invested asset carrying values at acquisition date	1,764	3,092	1,143
Amortization of value of insurance in force	(4,487)	(4,503)	(5,006)
Amortization of interest maintenance reserve	1,527	933	466
Adjustments for realized investment gains/losses	4,352	(1,462)	(11,110)
Adjustments for federal income tax expense	(3,387)	1,142	(25,831)
Other	—	556	(1,113)
Net income, GAAP basis	$(34,980)	$9,832	$6,071

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial conditions.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Borrowed Money and Interest

The Company has entered into dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company’s total admitted assets subject to these agreements were $0.0 million and $7.1 million at December 31, 2008 and 2007, respectively.  The collateral held for these transactions was $0.0 million and $6.9 million at December 31, 2008 and 2007, respectively.

Securities Lending

As of December 31, 2008, the Company has loaned $6.0 million and $13.1 million in the general and separate account, respectively, of various US Treasury, corporate bonds, and common stock as part of a securities lending program administered by The Bank of New York Mellon.  As of December 31, 2007, the Company had loaned $13.0 million and $120.7 million, in the general and separate account, respectively, of various US Treasury and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with SSAP 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2008, the fair value of securities on loan for which the borrower may request the return of collateral on demand is $6.0 million and $13.1 million in the general and separate account, respectively.  At December 31, 2008, the fair value of the total collateral is $6.2 million and $13.4 million in the general and separate account, respectively, all of which is restricted and held in cash equivalent investments.  At December 31, 2007, the fair value of the total collateral was $13.2 million and $122.5 million in the general and separate account, respectively, all of which was restricted and held in cash equivalent investments.  There is no difference in the policy and procedures for the separate account.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.  Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $8.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and an increase to surplus of $10.1 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations.  SSAP 56, Separate Accounts, requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $9.3 million increase directly to surplus as a result of the change in valuation basis through the changes in reserves on account of changes in valuation bases line on the statement of changes in capital and surplus.

For the year beginning January 1, 2009, the Company will adopt SSAP 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments (SSAP 98).  SSAP 98 amends SSAP 43, Loan-backed and Structured Securities, by establishing guidance that requires loan-backed and structured securities determined to be other than temporarily impaired to be written down to fair value.  This is a change from previous guidance which did not require loan-backed and structured securities to be written down unless the undiscounted anticipated cash flows were determined to be less than the carrying amount of the investment.  The adoption of SSAP 98 is prospective.

For the year beginning January 1, 2009, the Company will adopt SSAP 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for bonds and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2008 financial statement presentation.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$2,053	$545	$—	$2,598
Debt securities issued by states of the U.S. and political subdivisions of the states	16,322	23	(1,359)	14,986
Corporate securities/asset-backed securities	973,591	20,317	(95,112)	898,796
Mortgage-backed securities	362,545	2,985	(48,313)	317,217
Total	$1,354,511	$23,870	$(144,784)	$1,233,597

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$3,837	$232	$(16)	$4,053
Debt securities issued by states of the U.S. and political subdivisions of the states	46,716	16	(98)	46,634
Corporate securities/asset-backed securities	566,553	10,907	(10,996)	566,464
Mortgage-backed securities	376,068	2,908	(3,611)	375,365
Total	$993,174	$14,063	$(14,721)	$992,516

At December 31, 2008 and 2007, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $91.8 million and $21.1 million, respectively, and an aggregate fair value of $75.3 million and $24.0, respectively.  Such holdings amount to 6.8% and 2.1%, respectively, of the Company’s investment in debt securities and 2.3% and 0.6%, respectively, of the Company’s total admitted assets as December 31, 2008 and 2007.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,359)	8,046	—	—
Corporate securities/asset-backed securities	(74,919)	516,478	(20,193)	92,179
Mortgage-backed securities	(37,786)	219,661	(10,527)	42,442
Total	(114,064)	744,185	(30,720)	134,621

Preferred stocks	$(2,227)	$6,433	$(10,284)	$12,234
Common stocks, unaffiliated	$(10,099)	$18,528	$—	$—

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(16)	$765	$—	$101
Debt securities issued by states of the U.S. and political subdivisions of the states	(98)	7,317	—	—
Corporate securities/asset-backed securities	(4,195)	176,201	(6,801)	103,681
Mortgage-backed securities	(2,644)	120,858	(967)	63,490
Total	(6,953)	305,141	(7,768)	167,272

Preferred stocks	$(1,903)	$22,502	$(244)	$4,416

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Investments that are impaired at December 31, 2008 and 2007, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery with respect to credit-related declines in fair value. The aggregated unrealized loss is approximately 15.6% and 3.3% of the carrying value of these securities at December 31, 2008 and 2007, respectively. At December 31, 2008, there were a total of 459 securities held that are considered temporarily impaired, 104 of which have been impaired for 12 months or longer.  At December 31, 2007, there were a total of 225 securities held that were considered temporarily impaired, 83 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $19.3 million, $4.8 million and $0.0 million for the years ended December 31, 2008, 2007 and 2006, respectively.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2008, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$41,398	$40,907
After one through five	278,894	257,676
After five through ten	443,960	405,912
After ten	227,714	211,885
Mortgage-backed securities	362,545	317,217
Total	$1,354,511	$1,233,597

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2008, 2007 and 2006 were $158.7 million, $246.8 million, and $215.6 million; gross gains of $0.8 million, $0.2 million, and $1.5 million, and gross losses of $5.0 million, $2.5 million, and $2.9 million were realized on these sales in 2008, 2007, and 2006, respectively.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2008	2007	2006
	(in thousands)
Realized capital gains (losses)	$(23,800)	$(6,502)	$(2,185)
Less amount transferred to IMR	(2,224)	(962)	(3,507)
Less federal income tax expense (benefit) on realized capital gains (losses)	1,120	(1,269)	(2,158)
Net realized capital gains (losses)	$(22,696)	$(4,271)	$3,480

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2008:
Preferred stocks	$33,172	$85	$(12,511)	$20,746

Common stocks, unaffiliated	$18,528	$—	$(10,099)	$8,429

At December 31, 2007:
Preferred stocks	$38,230	$974	$(2,147)	$37,057

Proceeds from the sales of investments in equity securities during 2008, 2007 and 2006 were $5.5 million, $20.0 million, and $20.7 million; gross gains of $0.0 million, $0.0 million, and $0.1 million and gross losses of $0.3 million, $0.0 million, and $0.0 million were realized on these sales in 2008, 2007, and 2006, respectively.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2008	2007	2006
	(in thousands)

Debt securities	$68,529	$49,217	$42,678
Equity securities	2,232	2,708	3,152
Mortgage loans	244	130	186
Policy loans	3,205	3,244	3,108
Cash, cash equivalents and short-term investments	893	1,385	3,779
Other	151	(69)	124
Gross investment income	75,254	56,615	53,027
Investment expenses	1,565	1,364	1,472
Net investment income	$73,689	$55,251	$51,555

The Company’s investments in mortgage loans principally involve commercial loans. At December 31, 2008, 100% of such mortgages involved properties located in Ohio.  Such investments consist of first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $3.9 million.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2008, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2008, the Company did not reduce interest rates on any outstanding mortgages.

The Company has an investment in a debt security that contains an underlying host instrument and underlying credit derivatives.  The debt security contains risk characteristics similar to a basket of high yield debt securities, which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments.  The investment is included in debt securities on the balance sheet and has a book value and fair value of $19.1 million and $17.6 million, respectively, at December 31, 2008.  The debt security is rated B3 by Moody’s and has a stated maturity of June 2013.  The maximum loss the Company can incur as of December 31, 2008 is equal to the security’s book value.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value in accordance with SFAS 107, Disclosures About Fair Value Instruments (“FAS 107”). The Company follows FAS 157, Fair Value Measurements (“FAS 157”), measurement principles in determining FAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

FAS 157 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by FAS 157 that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and mortgage loans.  The fair values of these assets have been determined using the same methodologies outlined above for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the company’s own credit risk and a margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Borrowed Money

The liability represents the Company’s obligation to return collateral related to dollar-roll reverse repurchase transactions.  This liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2008 are outlined below:

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets
Common stocks, unaffiliated	$8,429	$8,429	$—	$—
Separate account assets*	354,962	354,962	—	—
Total assets	$363,391	$363,391	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

The Company has no assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2008.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2008		December 31, 2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$1,354,511	$1,233,597	$993,174	$992,516
Preferred stocks	33,172	20,746	38,230	37,057
Non-affiliated common stocks	8,429	8,429	—	—
Mortgage loans	3,949	3,797	2,754	2,754
Cash, cash equivalents and short-term investments	64,357	64,357	12,455	12,455
Separate account assets	2,486,270	2,271,312	2,563,118	2,563,118

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,147,786	$1,147,886	$784,946	$801,328
Borrowed money	—	—	6,924	6,924
Separate account liabilities*	2,108,906	2,130,245	1,940,568	1,998,152

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2008, the Company paid $7.3 million, $1.3 million and $5.4 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2007, the Company paid $6.9 million, $1.2 million and $4.7 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2006, the Company paid $5.9 million, $1.1 million and $3.9 million to Western and Southern, Fort Washington and IFS Financial Services, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received $94.2 million in capital contributions from Integrity during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.5 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  The Company did not receive a capital contribution from Integrity during 2007. The Company paid no dividends during 2008 or 2007.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2008	2007	2006
	(in thousands)
Direct premiums	$776,427	$517,678	$522,714
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	1,307	5,774	6,238
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(179)	(224)	(602)
Net premiums	$777,555	$523,228	$528,350

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2008	2007	2006
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	418	298	(12)
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	374	299	142

In 2008 and 2007, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2008, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2008, if all reinsurance ceded agreements were cancelled.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.  The tax years of 2008, 2007, 2006 and 2005 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2008 in the event of future net losses is $1.4 million from 2007.

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
	(in thousands)
Total deferred tax assets	$38,218	$17,520	$20,698
Total deferred tax liabilities	(8,863)	(1,996)	(6,867)
Net deferred tax asset	$29,355	$15,524	13,831
Less tax benefit from unrealized gains or losses			3,795
Change in net deferred income taxes			$10,036

Nonadmitted deferred tax assets increased (decreased) by $19.1 million, $1.8 million and $(30.2) million for the years ended December 31, 2008, 2007 and 2006, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	Year Ended December 31
	2008	2007	2006
	(in thousands)

Federal income tax expense (benefit) on operating income	$(11,146)	$3,452	$6,871
Federal income tax expense (benefit) on capital gains	1,120	(491)	(938)
Capital loss carryforward adjustment	—	(778)	(1,220)
NOL carryforward adjustment	—	—	(28,957)
Prior year over accrual	(1,535)	(2,436)	—
Current income tax benefit	$(11,561)	$(253)	$(24,244)

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

	2008	2007
	(in thousands)
Deferred tax assets:
Reserves	$12,322	$7,217
Deferred acquisition costs	8,479	7,182
Stocks/debt securities	9,144	3,121
Reserve strengthening	8,273	—
Total deferred tax assets	38,218	17,520

Nonadmitted deferred tax assets	20,853	1,776
Admitted deferred tax assets	17,365	15,744

Deferred tax liabilities:
Stocks /debt securities	1,889	6
Reserve strengthening	6,974	955
Separate account adjustment	—	1,035
Total deferred tax liabilities	8,863	1,996
Net admitted deferred income tax assets	$8,502	$13,748

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2008	Tax Rate	2007	Tax Rate	2006	Tax Rate
Provision computed at statutory rate	$(16,359)	(35.00)%	$3,640	35.00%	$4,314	35.00%
Dividends received deduction	(1,272)	(2.72)	(4,350)	(41.82)	(1,095)	(8.89)
Separate account adjustment	(2,908)	(6.22)	(1,961)	(18.86)	625	5.08
Other	7,272	15.56	329	3.17	167	1.35
Total	$(13,267)	(28.38)%	$(2,342)	(22.51)%	$4,011	32.54%

Federal income taxes incurred	$(12,681)	(27.13)%	$1,016	9.77%	$(22,086)	(179.18)%
Change in net deferred income taxes*	(586)	(1.25)	(3,358)	(32.28)	26,097	211.72
Total statutory income taxes	$(13,267)	(28.38)%	$(2,342)	(22.51)%	$4,011	32.54%

*Excludes change in net deferred income taxes on certain realized gains/losses of $(9,450), $(1,007) and $1,394 for the years ended December 31, 2008, 2007 and 2006, respectively.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2008 and 2007, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2009 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator.  ELNY remains in rehabilitation and an order of liquidation with a finding of insolvency has not yet been sought or granted.  The NYLB is attempting to develop a plan that would result in additional funding being raised to help secure the benefits of ELNY’s policyholders.  No guaranty association has yet to enter into a legally binding commitment to participate in any plan or contribute any level of funding.  As a result, at this time, we cannot confirm which particular state guaranty associations will participate in any plan.  The Company has potential material loss exposure to this matter as a result of writing a significant portion of its annuity business in the State of New York.  However, due to significant uncertainties surrounding the ultimate outcome, management is unable to make a reasonable estimate of such loss exposure.

At December 31, 2008, the Company does not have any material lease agreements for office space or equipment.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2008, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$2,115,338	56.3%
At book value less current surrender charge of 5% or more	739,827	19.7
At fair value	348,452	9.2
Total with adjustment or at market value	3,203,617	85.2
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	330,555	8.8
Not subject to discretionary withdrawal	224,823	6.0
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,758,995	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$3,758,995

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts include non-indexed products and guaranteed rate options.  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity products.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2008 is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$4,492	$260,810	$30,213	$295,515

Reserves for separate accounts with assets at:

(a) Fair value	$—	$—	$348,452	$348,452
(b) Amortized cost	529,416	1,579,490	—	2,108,906
(c) Total reserves	$529,416	$1,579,490	$348,452	$2,457,358

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$529,416	$1,579,490	$—	$2,108,906
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	348,452	348,452
Subtotal	529,416	1,579,490	348,452	2,457,358
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts liabilities	$529,416	$1,579,490	$348,452	$2,457,358

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2008 is presented below:

2008
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$332,520
Transfers from Separate Accounts	(267,197)
Net transfers to Separate Accounts	65,323
Reconciling adjustments:
Policy deductions and other expenses reported elsewhere in the statement of operations	(1,741)
Other changes in surplus in separate account statement	(8,309)

Transfers as reported in the summary of operations of the Company	$55,273

34

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$2,063	$2,609	$2,063
States, municipalities and political subdivisions	74,981	70,598	74,981
Foreign governments	—	—	—
Public utilities	168,590	167,086	168,590
All other corporate bonds	1,108,877	993,304	1,108,877
Preferred stocks	33,172	20,746	33,172
Total fixed maturities	1,387,683	1,254,343	1,387,683

Equity securities

Common stocks:
Industrial, miscellaneous and all other	18,528	8,429	8,429
Total equity securities	18,528	8,429	8,429

Mortgage loans on real estate	3,949		3,949
Real estate	—		—
Policy loans	41,491		41,491
Other long-term investments	19,494		19,494
Cash, cash equivalents and short-term investments	64,357		64,357
Total investments	$1,535,502		$1,525,403

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

35

National Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2008
Individual life	$101,238	$—	$1	$5,500	$8,089	$12,249	$329
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,208,798	—	145	776,265	65,600	788,433	13,639
	$1,310,036	$—	$146	$781,765	$73,689	$800,682	$13,968

Year ended December 31, 2007
Individual life	$100,786	$—	$1	$11,429	$7,674	$17,826	$274
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	828,105	—	50	517,484	47,577	546,240	12,349
	$928,891	$—	$51	$528,913	$55,251	$564,066	$12,623

Year ended December 31, 2006
Individual life	$93,868	$—	$1	$9,027	$6,894	$15,119	$217
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	783,610	—	37	522,489	44,661	354,525	10,925
	$877,478	$—	$38	$531,516	$51,555	$369,644	$11,142

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

36

National Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$122,408	$10,270	$—	$112,138	0%
Premiums:
Individual life	$4,224	$31	$1,307	$5,500	24%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	776,413	148	—	776,265	—
	$780,637	$179	$1,307	$781,765	0%

Year ended December 31, 2007
Life insurance in force	$128,357	$11,084	$228,402	$345,675	66%
Premiums:
Individual life	$5,702	$47	$5,774	$11,429	51%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	517,661	177	—	517,484	—
	$523,363	$224	$5,774	$528,913	1%

Year ended December 31, 2006
Life insurance in force	$129,231	$11,998	$233,700	$350,933	67%
Premiums:
Individual life	$3,182	$393	$6,238	$9,027	69%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	522,698	209	—	522,489	—
	$525,880	$602	$6,238	$531,516	1%

37

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2008, 2007 and 2006

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 3, 2009

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2008	2007
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,076,672	$3,091,569
Preferred and common stocks	1,192,592	2,297,944
Investments in common stocks of subsidiaries	1,561,500	1,480,670
Mortgage loans	46,599	53,273
Policy loans	162,874	161,007
Real estate:
Properties held for the production of income	34,462	43,147
Properties occupied by the Company	30,861	31,143
Cash, cash equivalents and short-term investments	170,150	119,693
Receivable for securities	1,344	10,477
Other invested assets	606,293	575,656
Total cash and invested assets	6,883,347	7,864,579

Investment income due and accrued	48,493	69,996
Premiums deferred and uncollected	55,090	59,946
Current federal income taxes recoverable	33,762	2,380
Net deferred income tax asset	93,954	—
Receivables from parent, subsidiaries and affiliates	6,510	1,994
Other admitted assets	4,264	6,866
Separate account assets	602,406	826,556
Total admitted assets	$7,727,826	$8,832,317

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,602,243	$2,580,404
Accident and health reserves	259,839	267,317
Liability for deposit-type contracts	239,678	242,761
Policy and contract claims	40,389	49,476
Dividends payable to policyholders	41,210	41,225
Premiums received in advance	6,309	5,850
Total policy and contract liabilities	3,189,668	3,187,033

General expense due and accrued	11,446	21,305
Current federal income taxes payable	—	1,663
Net deferred income tax liability	—	256,051
Asset valuation reserve	25,794	185,542
Interest maintenance reserve	34,169	41,097
Other liabilities	255,935	379,120
Liability for postretirement benefits other than pensions	229,470	225,699
Borrowed money and interest	76,954	2,286
Separate account liabilities	602,406	826,556
Total liabilities	4,425,842	5,126,352

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,295,984	3,699,965
Total capital and surplus	3,301,984	3,705,965
Total liabilities and capital and surplus	$7,727,826	$8,832,317

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2008	2007	2006
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$363,952	$370,598	$382,345
Net investment income	384,162	469,515	349,338
Considerations for supplementary contracts with life contingencies	14	—	8
Amortization of the interest maintenance reserve	4,653	6,872	8,777
Reserve adjustments on reinsurance ceded	1,098	1,527	1,418
Change in reserve from elimination of MODCO reinsurance agreement	776,000	—	—
Recapture fee from elimination of MODCO reinsurance agreement	74,122	—	—
Other revenues	81	593	1,191
Total premiums and other revenues	1,604,082	849,105	743,077

Benefits paid or provided:
Death benefits	192,585	198,612	200,578
Annuity benefits	89,456	95,138	94,974
Disability and accident and health benefits	26,245	27,106	26,194
Surrender benefits	142,010	247,659	184,645
Payments on supplementary contracts	144	130	129
Other benefits	17,551	15,941	16,939
Increase (decrease) in policy reserves and other policyholders’ funds	14,363	35,328	42,881
Total benefits paid or provided	482,354	619,914	566,340

Insurance expenses and other deductions:
Commissions	44,377	46,809	46,821
Commissions and expenses on reinsurance assumed	22,613	24,495	25,389
General expenses	142,066	151,614	156,091
Net transfers to (from) separate account	(41,636)	(40,425)	(39,254)
Reserve adjustments on reinsurance assumed	(142,858)	(263,510)	(203,810)
Reserve adjustment from elimination of MODCO reinsurance agreement	776,000	—	—
Other deductions	9,003	40,737	35,881
Total insurance expenses and other deductions	809,565	(40,280)	21,118

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	312,163	269,471	155,619

Dividends to policyholders	58,336	58,729	58,403
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	253,827	210,742	97,216
Federal income tax expense (benefit), excluding tax on capital gains	20,500	286	32,278
Gain (loss) from operations before net realized capital gains (losses)	233,327	210,456	64,938
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	61,724	53,889	89,110

Net income (loss)	$295,051	$264,345	$154,048

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2008, 2007 and 2006

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2006	$1,000	$5,000	$3,064,526	$3,070,526

Net income (loss)	—	—	154,048	154,048
Change in net deferred income tax	—	—	14,558	14,558
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income (loss)	—	—	264,345	264,345
Change in net deferred income tax	—	—	32,421	32,421
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	1,000	5,000	3,699,965	3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	$1,000	$5,000	$3,295,984	$3,301,984

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2008	2007	2006
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$367,260	$372,885	$381,876
Net investment income received	380,520	443,089	347,345
Benefits paid	(441,094)	(549,812)	(480,249)
Net transfers from (to) separate accounts	41,636	40,425	39,254
Commissions and expense paid	(105,055)	(23,692)	(83,838)
Dividends paid to policyholders	(58,350)	(57,967)	(57,347)
Federal income taxes recovered (paid)	(77,363)	(72,477)	(59,876)
Other, net	74,122	—	—
Net cash from operations	181,676	152,451	87,165

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	1,371,226	3,672,971	2,928,114
Preferred and common stocks	1,090,291	934,338	660,888
Mortgage loans	6,548	3,027	20,592
Real estate	8,380	7,925	94,903
Other invested assets	42,033	139,091	92,983
Net gains (losses) on cash, cash equivalents and short-term investments	4	81	24
Miscellaneous proceeds	—	850	163
Net proceeds from investments sold, matured or repaid	2,518,482	4,758,283	3,797,667

Cost of investments acquired:
Debt securities	(1,506,112)	(3,446,280)	(3,288,681)
Preferred and common stocks	(933,130)	(1,049,524)	(768,097)
Mortgage loans	(275)	—	—
Real estate	(2,158)	(271)	(25,261)
Other invested assets	(90,456)	(287,399)	(100,519)
Miscellaneous applications	(676)	(7,152)	(2,651)
Total cost of investments acquired	(2,532,807)	(4,790,626)	(4,185,209)

Net change in policy and other loans	(1,867)	(2,133)	(555)
Net cash from (for) investments	(16,192)	(34,476)	(388,097)

Cash from Financing and Miscellaneous Sources:
Borrowed money	74,667	(22,918)	(6,699)
Net deposits on deposit-type contract funds and other insurance liabilities	(3,083)	(2,807)	(2,944)
Dividends paid to stockholder	—	(58,750)	—
Other cash provided (applied)	(186,611)	(92,525)	348,515
Net cash from (for) financing and miscellaneous sources	(115,027)	(177,000)	338,872

Net change in cash, cash equivalents and short-term investments	50,457	(59,025)	37,940
Cash, cash equivalents and short-term investments:
Beginning of year	119,693	178,718	140,778
End of year	$170,150	$119,693	$178,718

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$120,761	$—	$—
the form of common stock	75,000	—	—
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	35,644	—	—
the form of common stock	18,528	—	—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	23,735	—	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2008

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2008, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity).  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,436.5 million and $2,489.6 million were allocated to the Closed Block as of December 31, 2008 and 2007, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for equity securities and debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, interest related declines in fair value are evaluated in a manner consistent with credit related declines in fair value.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices (SAP) to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2008	2007
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,301,984	$3,705,965
Deferred policy acquisition costs	342,721	229,528
Policy reserves	88,688	80,649
Asset valuation and interest maintenance reserves	59,963	226,639
Unrecognized benefit plan adjustments	(2,038)	(374,532)
Employee benefits	(103,302)	394,844
Income taxes	(75,691)	(165,115)
Net unrealized on available-for-sale securities	(211,322)	82,820
Subsidiary equity	(310,381)	471,536
Policyholder dividend obligation	(25,633)	(147,206)
Subsidiary reinsurance recoverable	125,094	195,441
Other, net	3,104	33,173
Stockholder’s equity, GAAP basis	$3,193,187	$4,733,742

	2008	2007	2006
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$295,051	$264,345	$154,048
Deferred policy acquisition costs	(14,198)	(3,444)	1,611
Policy reserves	5,819	(2,153)	526
Employee benefit income	1,096	2,766	921
Income taxes	33,507	16,381	(5,962)
Interest maintenance reserve	(6,928)	(10,789)	(15,270)
SAP vs. GAAP subsidiary income	(141,219)	139,933	142,689
Private equity adjustments	(5,507)	(1,839)	(3,228)
Recapture fee from elimination of MODCO reinsurance	(74,122)	—	—
Dividends from subsidiaries	(62,000)	(80,000)	—
Other, net	(26,485)	5,006	3,814
Net income (loss), GAAP basis	$5,014	$330,206	$279,149

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2008	2007
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% — 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% — 3-1/2%	15	16
1958 Commissioners Standard Ordinary, 2-1/2% — 6%	28	29
1980 Commissioners Standard Ordinary, 4% — 5-1/2%	34	33
2001 Commissioners Standard Ordinary, 4-1/2%	2	1
Other, 2-1/2% — 6%	6	6
	97	97
Other benefits (including annuities):
Various, 2-1/2% — 8-1/4%	3	3
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2008 and 2007, reserves of $46.1 million and $52.1 million, respectively, were recorded on inforce amounts of $1,996.7 million and $2,090.8 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2008 and 2007.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money and Interest

The Company has entered into dollar-roll reverse repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company’s total admitted assets subject to these agreements were $73.7 million and $2.3 million at December 31, 2008 and 2007, respectively.  The collateral held for these transactions was $77.0 million and $2.3 million at December 31, 2008 and 2007, respectively.

Securities Lending

The Company loaned $196.1 million and $434.0 million of various US Treasury, corporate bonds, preferred stock and common stock as part of a securities lending program administered by The Bank of New York Mellon as of December 31, 2008 and 2007, respectively.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with Statement of Statutory Accounting Principles 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2008, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2008, the fair value of the total collateral is $199.0 million, of which $129.0 million is unrestricted and $70.0 million is restricted.  The collateral is primarily held in cash equivalents and investment grade debt securities.  At December 31, 2007, the fair value of the total collateral was $445.5 million, of which $238.7 million was unrestricted and $206.8 million was restricted.  At December 31, 2007, the collateral was held primarily in investment grade debt securities.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

For the year beginning January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments (SSAP 98).  SSAP 98 amends SSAP 43, Loan-backed and Structured Securities, by establishing guidance that requires loan-backed and structured securities determined to be other than temporarily impaired to be written down to fair value.  This is a change from previous guidance which did not require loan-backed and structured securities to be written down unless the undiscounted anticipated cash flows were determined to be less than the carrying amount of the investment.  The adoption of SSAP 98 is prospective.

For the year beginning January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for bonds and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2008 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$60,981	$6,392	$—	$67,373
Debt securities issued by states of the U.S. and political subdivisions of the states	26,056	47	(1,028)	25,075
Corporate securities/asset-backed securities	2,395,843	75,778	(184,932)	2,286,689
Mortgage-backed securities	593,792	7,636	(88,777)	512,651
Total	$3,076,672	$89,853	$(274,737)	$2,891,788

At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2008 and 2007, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $97.9 million and $81.4 million, respectively, and an aggregate fair value of $79.1 million and $89.2 million, respectively. Such holdings amounted to 3.2% and 2.6%, respectively, of the Company’s investments in debt securities and 1.3% and 0.9%, respectively, of the Company’s total admitted assets as of December 31, 2008 and 2007.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(853)	9,722	(175)	2,825
Corporate securities/asset-backed securities	(105,050)	878,192	(79,882)	306,194
Mortgage-backed securities	(29,685)	188,638	(59,092)	183,027
Total	$(135,588)	$1,076,552	$(139,149)	$492,046

Preferred stocks	$(12,683)	$42,448	$(17,153)	$39,662
Common stocks, unaffiliated	$(129,817)	$401,940	$(33,609)	$41,819

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	530,942	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$796,682	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

Investments that are impaired at December 31, 2008 and 2007, for which other-than- temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery with respect to credit-related declines in fair value.  The aggregated unrealized loss is approximately 18.3% and 6.1% of the carrying value of these securities at December 31, 2008 and 2007, respectively.  At December 31, 2008, there were a total of 506 securities held that are considered temporarily impaired, 160 of which have been impaired for 12 months or longer.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $103.0 million, $35.9 million and $4.5 million for the years ended December 31, 2008, 2007 and 2006, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2008, by contractual maturity, is as follows:

	Cost or
	Amortized
	Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$40,058	$40,400
After one through five	358,513	353,367
After five through ten	533,939	498,612
After ten	1,550,370	1,486,758
Mortgage-backed securities	593,792	512,651
Total	$3,076,672	$2,891,788

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2008, 2007 and 2006 were $789.8 million, $3,270.6 million, and $2,477.8 million; gross gains of $5.8 million, $6.9 million, and $20.9 million and gross losses of $6.0 million, $15.9 million, and $20.2 million were realized on these sales in 2008, 2007 and 2006, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2008	2007	2006
	(in thousands)
Realized capital gains (losses)	$83,267	$97,583	$115,425
Less amount transferred to IMR (net of related taxes (benefits) of ($1,225) in 2008, ($2,109) in 2007 and ($3,496) in 2006)	(2,275)	(3,917)	(6,493)
Less federal income tax expense (benefit) of realized capital gains	23,818	47,611	32,808
Net realized capital gains (losses)	$61,724	$53,889	$89,110

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2008:
Preferred stocks	$131,802	$807	$(29,836)	$102,773

Common stocks, unaffiliated	$799,156	$425,060	$(163,426)	$1,060,790
Common stocks of subsidiaries and affiliates	1,342,221	314,311	(95,032)	1,561,500
	$2,141,377	$739,371	$(258,458)	$2,622,290

At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

Proceeds from the sales of investments in equity securities during 2008, 2007 and 2006 were $1,046.2 million, $902.8 million, and $550.3 million; gross gains of $245.5 million, $124.5, and $81.7 million and gross losses of $125.8 million, $38.7 million, and $18.4 million were realized on these sales in 2008, 2007 and 2006, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2008	2007	2006
	(in thousands)

Debt securities	$190,830	$205,822	$192,742
Equity securities	129,017	177,149	75,093
Mortgage loans	3,681	3,654	6,012
Real estate	21,310	22,835	22,848
Policy loans	10,581	10,342	10,168
Cash, cash equivalents and short-term investments	6,913	11,574	17,855
Other invested assets	38,374	60,760	48,521
Other	5,849	1,951	2,615
Gross investment income	406,555	494,087	375,854
Investment expenses	22,393	24,572	26,516
Net investment income	$384,162	$469,515	$349,338

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2008, 39.8% of such mortgages ($18.7 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.3 million.  During 2008, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2008, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2008, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2008, 2007 and 2006 were $8.4 million, $7.9 million and $94.9 million, respectively; gross gains of $0.0 million, $0.7 million and $50.4 million were realized on those sales during 2008, 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2008, 2007 and 2006.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value in accordance with FAS 107, Disclosures about Fair Value of Financial Instruments (“FAS 107”). The Company follows FAS 157, Fair Value Measurements (“FAS 157), measurement principles in determining FAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

FAS 157 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by FAS 157 that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies outlined above for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll reverse repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2008 are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets
Common stocks, unaffiliated	$1,060,790	$1,060,790	$—	$—
Separate account assets	602,406	326,208	171,562	104,636
Total assets	$1,663,196	$1,386,998	$171,562	$104,636

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Related to
	January 1, 2008	Net Income	Surplus	Other	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Assets
Separate account assets	$113,835	$—	$—	$(11,263)	$2,064	$—	$104,636	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2008.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2008		December 31, 2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,076,672	$2,891,788	$3,091,569	$3,179,323
Preferred stocks	131,802	102,773	104,875	100,807
Unaffiliated common stocks	1,060,790	1,060,790	2,193,069	2,193,069
Mortgage loans	46,599	46,256	53,273	55,819
Cash, cash equivalents and short-term investments	170,150	170,150	119,693	119,693
Separate account assets	602,406	602,406	826,556	826,556

Liabilities:
Borrowed money and securities lending liability	207,245	207,245	242,735	242,735

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $68.5 million, $67.6 million and $57.3 million, and $5.6 million, $7.1 million and $6.2 million in 2008, 2007 and 2006, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $19.0 million, $20.1 million and $26.5 million in 2008, 2007 and 2006, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $217.2 million and $185.6 million at December 31, 2008 and 2007, respectively.

At December 31, 2008 and 2007, the Company had $111.9 million and $209.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.  On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life in the form of cash.  A portion of this dividend, $25.7 million, was extraordinary.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $701.6 million and $729.9 million at December 31, 2008 and 2007, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $18.2 million and $19.8 million at December 31, 2008 and 2007, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $1.0 million at December 31, 2008 and 2007, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2008	2007	2006
	(in thousands)
Direct premiums	$292,948	$296,303	$297,287
Assumed premiums:
Affiliated	80,617	84,426	94,808
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(9,613)	(10,131)	(9,750)
Net premiums	$363,952	$370,598	$382,345

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2008	2007	2006
	(in thousands)
Benefits paid or provided:
Non-affiliates	$5,739	$7,683	$2,044
Policy and contract liabilities:
Affiliated	696,616	724,158	750,276
Non-affiliates	4,386	7,110	7,609

During 2008, 2007, and 2006, the Company did not write off any reinsurance balances as a charge to operations.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2008, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2008, if all reinsurance agreements were cancelled.

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due (to) from the subsidiaries for federal income taxes were $(113.7) million and $2.4 million at December 31, 2008 and 2007, respectively.  The tax years of 2008, 2007, 2006 and 2005 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2008, in the event of future net losses is $48.9 million, $71.0 million, and $67.6 million from 2008, 2007, and 2006, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
	(in thousands)
Total deferred tax assets	$344,653	$258,653	$86,000
Total deferred tax liabilities	(250,699)	(514,704)	264,005
Net deferred tax asset (liability)	$93,954	$(256,051)	350,005
Less tax (expense) benefit from unrealized gains or losses			344,072
Change in net deferred income taxes			$5,933

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2008	2007	2006
	(in thousands)
Federal income tax expense on operating income	$25,117	$20,109	$25,484
Federal income tax expense (benefit) on capital gains	23,818	47,611	32,808
Tax credits	(39)	(39)	(392)
Change in tax contingency reserves	—	(29,500)	—
Prior year under (over) accrual	(4,578)	9,716	7,186
Current income taxes	$44,318	$47,897	$65,086

The main components of the deferred tax amounts at December 31 are as follows:

	2008	2007
	(in thousands)
Deferred tax assets:
Reserves	$77,728	$86,191
Deferred acquisition costs	36,329	46,744
Benefit for employees and agents	123,723	117,611
Stocks/debt securities/short-term investments	97,124	—
Other	9,749	8,107
Total deferred tax assets	344,653	258,653

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	344,653	258,653

Deferred tax liabilities:
Stocks/debt securities	221,704	456,014
Other invested assets	2,316	28,767
Other	26,679	29,923
Total deferred tax liabilities	250,699	514,704

Net admitted deferred income tax assets (liabilities)	$93,954	$(256,051)

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2008	Tax Rate	2007	Tax Rate	2006	Tax Rate
Provision computed at statutory rate	$88,839	35.00%	$73,760	35.00%	$34,026	35.00%
Dividends received deduction	(28,225)	(11.12)	(51,392)	(24.39)	(10,344)	(10.64)
Tax credits	(309)	(0.12)	(193)	(0.09)	(563)	(0.58)
Other invested assets	(7,462)	(2.94)	(626)	(0.30)	(10,420)	(10.72)
Additional minimum pension liability	(9,814)	(3.87)	—	—	—	—
Change in tax contingency reserves	(7,880)	(3.10)	(29,500)	(14.00)	—	—
Security transfer	(23,864)	(9.40)	—	—	—	—
Other	(2,044)	(0.81)	(8,299)	(3.93)	(2,570)	(2.64)
Total	$9,241	3.64%	$(16,250)	(7.71)%	$10,129	10.42%

Federal income taxes incurred	$20,500	8.08%	$286	0.14%	$32,278	33.20%
Change in net deferred income taxes*	(11,259)	(4.44)	(16,536)	(7.85)	(22,149)	(22.78)
Total statutory income taxes	$9,241	3.64%	$(16,250)	(7.71)%	$10,129	10.42%

*Excludes change in net deferred income taxes on certain realized gains/losses of $5,326, $(15,885) and $7,591 for the years ended December 31, 2008, 2007 and 2006, respectively.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2008 and 2007, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2009, the Company has $330.1 million available for payment of dividends based on capital and surplus of $3,301.0 million at December 31, 2008, as no dividends were paid in 2008.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2008, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Company has future commitments to provide additional capital contributions of $295.6 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2008, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)

At book value without adjustment (with minimal or no charge or adjustment)	$409,089	39.9%
Not subject to discretionary withdrawal	616,422	60.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,025,511	100.0%
Less reinsurance ceded	169,186
Net annuity reserves and deposit fund liabilities	$856,325

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$678,962	$667,251	$227,627	$222,914
Service cost	12,633	14,494	5,924	8,954
Interest cost	40,102	38,620	11,243	13,283
Medicare Part D payments received	—	—	1,680	1,703
Contribution by plan participants	—	—	2,356	2,214
Actuarial (gain) loss	(8,257)	(1,816)	(41,812)	(6,362)
Benefits paid	(40,732)	(39,587)	(14,521)	(15,079)
Plan amendments	221	—	—	—
Benefit obligation at end of year	$682,929	$678,962	$192,497	$227,627

Change in plan assets:
Fair value of plan assets at beginning of year	$826,556	$841,255	$—	$—
Actual return on plan assets	(184,529)	24,888	—	—
Employer contribution	—	—	10,485	11,162
Plan participants’ contributions	—	—	2,356	2,214
Medicare Part D payments received	—	—	1,680	1,703
Benefits paid	(40,732)	(39,587)	(14,521)	(15,079)
Fair value of plan assets at end of year	$601,295	$826,556	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(81,634)	$147,594	$(192,497)	$(227,627)
Unamortized prior service cost	11,059	12,424	(33,002)	(35,874)
Unrecognized net (gain) or loss	593,054	368,836	(3,971)	37,802
Prepaid assets* (accrued liabilities)	$522,479	$528,854	$(229,470)	$(225,699)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$629,334	$597,428	$192,497	$227,627

Benefit obligation for non-vested employees:
Projected pension obligation	$5,660	$5,862	$—	$—
Accumulated benefit obligation	$3,418	$4,090	$—	$—

* Indicates non-admitted

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$12,633	$14,494	$15,686
Interest cost	40,102	38,620	37,638
Expected return on plan assets	(72,226)	(70,849)	(71,131)
Amount of recognized gains and losses	24,279	24,818	26,410
Amount of prior service cost recognized	1,586	1,565	1,565
Total net periodic benefit cost (benefit)	$6,374	$8,648	$10,168

	Postretirement Medical
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$5,924	$8,954	$11,209
Interest cost	11,243	13,283	13,471
Amount of recognized gains and losses	(40)	1,855	2,142
Amount of prior service cost recognized	(2,872)	(2,872)	(1,481)
Total net periodic benefit cost (benefit)	$14,255	$21,220	$25,341

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007

Weighted average discount rate	6.25%	6.00%	6.25%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The Company had no additional minimum pension liability at December 31, 2007.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2008 and 2007, and the target allocation for 2009 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2009	2008	2007
Asset category:
Equity securities	55%	54%	61%
Fixed income securities	40	26	23
Short-term investments	—	—	—
Other	5	20	16
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2008, by $20.5 million and $(17.6) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2008 by $2.0 million and $(1.7) million, respectively.

The Company made contributions to the postretirement medical plan of $12.2 million in 2008 and expects to contribute $186.3 million between 2009 and 2018, inclusive.  The Company received $1.7 million of subsidies in 2008 and expects to receive $23.3 million of subsidies between 2009 and 2018, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2008 and 2007, the pension plan had $83.3 million and $71.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2008, future benefit payments for the pension plan are expected as follows (in millions):

2009:	$40.4
2010:	40.8
2011:	41.5
2012:	42.5
2013:	43.6
Five years thereafter:	$236.1

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2009:	$15.2
2010:	15.7
2011:	16.1
2012:	16.1
2013:	16.3
Five years thereafter:	$83.5

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2009.  The Company expects to contribute approximately $15.2 million during 2008 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.3 million, $3.1 million, and $2.9 million for 2008, 2007 and 2006, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2008, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$8,480	$521
Ordinary renewal	79,770	54,509
Accident and health renewal	184	46
Assumed investment type contracts	14	14
Total	$88,448	$55,090

41

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$70,203	$77,569	$70,203
States, municipalities and political subdivisions	249,945	255,363	249,945
Foreign governments	—	—	—
Public utilities	506,133	494,448	506,133
All other corporate bonds	2,242,944	2,056,962	2,242,944
Preferred stocks	129,400	100,371	129,400
Total fixed maturities	3,198,625	2,984,713	3,198,625

Equity securities
Common stocks:
Public utilities	5,769	5,245	5,245
Banks, trust and insurance	133,128	503,334	503,334
Industrial, miscellaneous and all other	660,259	552,211	552,211
Total equity securities	799,156	1,060,790	1,060,790

Mortgage loans on real estate	46,599		46,599
Real estate	65,323		65,323
Policy loans	162,874		162,874
Other long-term investments	89,559		89,559
Cash, cash equivalents and short-term investments	170,150		170,150
Total investments	$4,532,286		$4,793,920

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85%
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92%
	$297,295	$9,750	$94,808	$382,353	25%

NAT Sep Acct II	April 2009

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account II:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the Year Ended December 31, 2008

Statements of Changes in Net Assets for the Years Ended December 31, 2008 and 2007

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2008 and 2007

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2008 and 2007

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

1.              Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account II, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 21 to registration statement on Form N-4 (File No. 033-51126) filed on July 28, 2006.

2.              Not applicable.

3.

a.              Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.             Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

4.

a.              Variable annuity contract.   Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.             Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

c.              Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

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NAT Sep Acct II	April 2009

d.             Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

5.              Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

6.

a.              Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.             By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

7.

a.              Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995 and amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement, filed herewith as Exhibit 99.7(A).

b.             Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement, filed herewith as Exhibit 99.7(B).

8.

a.              Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity, dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

b.             Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

c.              Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

d.             Rule 22C-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

e.              Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004.  Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

g.             Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

h.             Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009, filed herewith as Exhibit 99.8(H).

i.                 Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009, filed herewith as Exhibit 99.8(I).

j.                 Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and National Integrity.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

k.              Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

l.                 Services Agreement between Pacific Investment Management Company LLC and National Integrity.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to

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NAT Sep Acct II	April 2009

registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

m.           Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

n.             Services Agreement between Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

o.             Administrative Services Agreement between PADCO Advisors II and National Integrity.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

p.             Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment no. 17 to registration statement on Form N-4 (File No. 033-56658) filed October 15, 2001.

q.             22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008.  Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

r.                 Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

s.               Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(F) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

t.                22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

u.             Participation Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley  & Co., Inc., Morgan Stanley Investment Management, Incorporated and National Integrity, dated January 2, 2003 .  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892) filed April 21, 2006.

v.             22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

w.           Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

x.               Administrative Services Agreement between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

y.             Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(G) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

z.               22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

aa.        Form of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009, filed herewith as Exhibit 99.8(AA).

bb.      Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009, filed herewith as Exhibit 99.8(BB).

cc.        Form of Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009, filed herewith as Exhibit 99.8(CC).

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

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NAT Sep Acct II	April 2009

11.        Not applicable.

12.        Not applicable.

13.        Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC) dated September, 2008, filed herewith as Exhibit 99.13.

14.        Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director
Daniel J. Downing(4)	Director, Vice President
Dale Patrick Hennie(5)	Director
Eric C. Fast(6)	Director
Cameron F. MacRae III(7)	Director
Newton Phelps Stokes Merrill(8)	Director
George R. Bunn Jr.(9)	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President
Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
Floyd D. Buchannan	Vice President
John P. Ciprio(4)	Vice President
Daniel J. Downing(4)	Vice President
Brian A. Eichhold	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Controller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance(1)	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President

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NAT Sep Acct II	April 2009

Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.	Manager, New Business
Edward J. Babbitt	Director, Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Baker(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations
Dawn M. Baca-Travis(4)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3) Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

(4) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(5) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(7) Principal Business Address: 125 West 55th Street, New York, NY 10019

(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned by an individual under contract with Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachusetts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate

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NAT Sep Acct II	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	Insurance company
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income Alpha LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	private fixed income fund.
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund

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NAT Sep Acct II	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-B, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the private equity funds
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	develops and markets financial products
IFS Fund Distributors, Inc.	Delaware	Corporation	100% owned by IFS	registered broker dealer
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	Insurance company
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate

7

NAT Sep Acct II	April 2009

Affiliate	State	Entity	Ownership	Type of Business
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Seasons Health Care Limited Partnership	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity

8

NAT Sep Acct II	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Insurance company
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG	Insurance company
Todd Investment Advisors, Inc.	Kentucky	Corporation	100% owned by FWIA	registered investment adviser
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency

9

NAT Sep Acct II	April 2009

Affiliate	State	Entity	Ownership	Type of Business
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	Insurance holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Corporation	Mutually owned	Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	Insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	owns real estate entities
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	owns real estate entities
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate

10

NAT Sep Acct II	April 2009

Affiliate	State	Entity	Ownership	Type of Business
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	owns real estate entities

Item 27.       Number of Contract Owners

As of February 27, 2009, there were 4,608 contract owners of Separate Account II of National Integrity.

Item 28.       Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

(a)     Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account II of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account I of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Jill T. McGruder	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Joseph G. Melcher	Chief Compliance Officer

11

NAT Sep Acct II	April 2009

James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements,  promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, National Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

12

NAT Sep Acct II	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

SEPARATE ACCOUNT II OF

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

NAT Sep Acct II	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 17, 2009

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 17, 2009

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 17, 2009

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 17, 2009	April 17, 2009

/s/ Edward J. Babbitt	/s/ William J. Williams
Edward J. Babbitt	William J. Williams
Date: April 17, 2009	April 17, 2009

/s/ John R. Lindholm	/s/ Donald J. Wuebbling
John R. Lindholm	Donald J. Wuebbling
April 17, 2009	April 17, 2009

/s/ Jill T. McGruder
Jill T. McGruder
Date: April 17, 2009

NAT Sep Acct II	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April 2009.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 17, 2009

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 17, 2009

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 17, 2009

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III
John F. Barrett	George H. Walker, III
April 17, 2009	April 17, 2009

/s/ James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams
James N. Clark	Thomas L. Williams
April 17, 2009	April 17, 2009

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ William J. Williams
Jo Ann Davidson	William J. Williams
April 17, 2009	April 17, 2009

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss
Eugene P. Ruehlmann	Donald A. Bliss
April 17, 2009	April 17, 2009